UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street,

18th Floor, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Michael E. Cahill, Esq.

Assistant Secretary

865 South Figueroa Street, 18th Floor

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.—The Schedule of Investments are filed herewith.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.4% of Net Assets)
9,755	Honeywell International, Inc.	$566,278

	Air Freight & Logistics (2.6%)
11,710	C.H. Robinson Worldwide, Inc.	618,873

	Airlines (1.8%)
43,755	Delta Air Lines, Inc. (1)	422,236

	Capital Markets (5.7%)
7,715	Goldman Sachs Group, Inc. (The)	778,444
9,115	T. Rowe Price Group, Inc.	553,736

	Total Capital Markets	1,332,180

	Chemicals (10.9%)
8,665	Air Products & Chemicals, Inc.	696,926
15,064	Ecolab, Inc.	985,939
7,350	Praxair, Inc.	762,636
1,646	Sigma-Aldrich Corp.	113,903

	Total Chemicals	2,559,404

	Commercial Banks (4.6%)
32,212	Wells Fargo & Co.	1,089,088

	Communications Equipment (0.2%)
7,900	Research In Motion, Ltd. (1)	56,485

	Computers & Peripherals (3.5%)
460	Apple, Inc. (1)	280,950
13,625	Western Digital Corp. (1)	541,866

	Total Computers & Peripherals	822,816

	Diversified Financial Services (4.9%)
31,933	JPMorgan Chase & Co.	1,149,588

	Energy Equipment & Services (10.9%)
20,333	Halliburton Co.	673,632
6,175	National Oilwell Varco, Inc.	446,452
12,110	Schlumberger, Ltd.	862,959
12,495	Transocean, Ltd.	585,141

	Total Energy Equipment & Services	2,568,184

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Food & Staples Retailing (4.5%)
23,645	CVS Caremark Corp.	$1,069,936

	Food Products (3.3%)
19,805	Kraft Foods, Inc.	786,456

	Health Care Providers & Services (3.1%)
8,075	McKesson Corp.	732,645

	Industrial Conglomerates (3.9%)
17,528	Danaher Corp.	925,654

	Insurance (8.0%)
15,350	ACE, Ltd. (1)	1,128,225
6	Berkshire Hathaway, Inc. (1)	764,670

	Total Insurance	1,892,895

	Life Sciences Tools & Services (7.9%)
18,500	Life Technologies Corp. (1)	811,780
18,970	Thermo Fisher Scientific, Inc. (1)	1,056,060

	Total Life Sciences Tools & Services	1,867,840

	Machinery (2.6%)
9,110	Stanley Black & Decker, Inc.	609,368

	Multiline Retail (0.8%)
3,730	Kohl’s Corp. (1)	185,455

	Oil, Gas & Consumable Fuels (7.6%)
25,710	Denbury Resources, Inc. (1)	388,735
7,144	Exxon Mobil Corp.	620,456
9,030	Occidental Petroleum Corp.	785,881

	Total Oil, Gas & Consumable Fuels	1,795,072

	Pharmaceuticals (6.2%)
5,250	Allergan, Inc.	430,868
15,015	Johnson & Johnson	1,039,338

	Total Pharmaceuticals	1,470,206

	Road & Rail (1.9%)
3,580	Union Pacific Corp.	438,944

	Total Common Stock (Cost: $22,340,674) (97.3%)	22,959,603

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $628,179) (2.6%)
$ 628,179	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $570,000, U.S. Treasury Bond, 3.125%, due 11/15/41, valued at $642,750) (Total Amount to be Received Upon Repurchase $628,179)	$628,179

	Total Investments (Cost: $22,968,853) (99.9%)	23,587,782
	Excess of Other Assets over Liabilities (0.1%)	14,447

	Net Assets (100.0%)	$23,602,229

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Air Freight & Logistics	2.6
Airlines	1.8
Capital Markets	5.7
Chemicals	10.9
Commercial Banks	4.6
Communications Equipment	0.2
Computers & Peripherals	3.5
Diversified Financial Services	4.9
Energy Equipment & Services	10.9
Food & Staples Retailing	4.5
Food Products	3.3
Health Care Providers & Services	3.1
Industrial Conglomerates	3.9
Insurance	8.0
Life Sciences Tools & Services	7.9
Machinery	2.6
Multiline Retail	0.8
Oil, Gas & Consumable Fuels	7.6
Pharmaceuticals	6.2
Road & Rail	1.9
Short-Term Investments	2.6

Total	99.9%

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Aerospace & Defense (5.1% of Net Assets)
274,700	Honeywell International, Inc.	$15,946,335
600,200	Textron, Inc.	15,635,210

	Total Aerospace & Defense	31,581,545

	Beverages (1.7%)
144,700	PepsiCo, Inc.	10,524,031

	Capital Markets (4.5%)
257,395	Ameriprise Financial, Inc.	13,312,469
349,200	State Street Corp.	14,100,696

	Total Capital Markets	27,413,165

	Chemicals (2.4%)
299,300	Du Pont (E.I.) de Nemours & Co.	14,875,210

	Commercial Services & Supplies (0.8%)
154,500	Avery Dennison Corp.	4,757,055

	Communications Equipment (1.2%)
453,400	Cisco Systems, Inc.	7,231,730

	Computers & Peripherals (2.7%)
326,200	Dell, Inc. (1)	3,875,256
414,100	Seagate Technology PLC	12,431,282

	Total Computers & Peripherals	16,306,538

	Consumer Finance (1.8%)
195,305	American Express Co.	11,271,052

	Containers & Packaging (1.9%)
381,800	Packaging Corp. of America	11,755,622

	Diversified Financial Services (4.5%)
356,300	Citigroup, Inc.	9,666,419
504,900	JPMorgan Chase & Co.	18,176,400

	Total Diversified Financial Services	27,842,819

	Diversified Telecommunication Services (5.0%)
478,600	AT&T, Inc.	18,148,512
1,284,054	Windstream Corp.	12,789,178

	Total Diversified Telecommunication Services	30,937,690

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Electric Utilities (2.1%)
311,200	American Electric Power Co., Inc.	$13,145,088

	Electronic Equipment, Instruments & Components (2.1%)
393,300	TE Connectivity, Ltd.	12,982,833

	Energy Equipment & Services (5.3%)
235,000	Baker Hughes, Inc.	10,885,200
298,700	Ensco PLC (United Kingdom)	16,228,371
390,500	Nabors Industries, Ltd. (1)	5,404,520

	Total Energy Equipment & Services	32,518,091

	Food Products (4.6%)
275,000	Campbell Soup Co.	9,105,250
478,500	Kraft Foods, Inc.	19,001,235

	Total Food Products	28,106,485

	Health Care Equipment & Supplies (2.3%)
176,250	Medtronic, Inc.	6,947,775
110,100	Teleflex, Inc.	7,017,774

	Total Health Care Equipment & Supplies	13,965,549

	Household Durables (1.8%)
373,471	Lennar Corp.	10,909,088

	Household Products (0.7%)
49,300	Kimberly-Clark Corp.	4,284,663

	Industrial Conglomerates (6.7%)
960,850	General Electric Co.	19,937,637
274,600	Koninklijke Philips Electronics N.V. (Netherlands)	6,043,946
273,200	Tyco International, Ltd.	15,009,608

	Total Industrial Conglomerates	40,991,191

	Insurance (4.5%)
279,500	Allstate Corp. (The)	9,586,850
292,200	Travelers Cos., Inc. (The)	18,306,330

	Total Insurance	27,893,180

	Life Sciences Tools & Services (1.1%)
125,300	Thermo Fisher Scientific, Inc.	6,975,451

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Media (6.3%)
159,900	CBS Corp. — Class B	$5,350,254
449,650	Comcast Corp.	14,636,107
814,600	Regal Entertainment Group	11,257,772
199,800	Time Warner, Inc.	7,816,176

	Total Media	39,060,309

	Metals & Mining (0.8%)
114,700	Cliffs Natural Resources, Inc.	4,690,083

	Oil, Gas & Consumable Fuels (6.2%)
206,600	Chevron Corp.	22,639,228
125,800	Devon Energy Corp.	7,437,296
305,600	Valero Energy Corp.	8,404,000

	Total Oil, Gas & Consumable Fuels	38,480,524

	Paper & Forest Products (0.9%)
203,400	MeadWestvaco Corp.	5,776,560

	Pharmaceuticals (5.9%)
158,900	Johnson & Johnson	10,999,058
1,045,300	Pfizer, Inc.	25,129,012

	Total Pharmaceuticals	36,128,070

	REIT (1.8%)
582,300	Kimco Realty Corp.	11,349,027

	Semiconductors & Semiconductor Equipment (4.4%)
682,700	Intel Corp.	17,545,390
69,500	Maxim Integrated Products, Inc.	1,892,485
226,800	Microchip Technology, Inc.	7,570,584

	Total Semiconductors & Semiconductor Equipment	27,008,459

	Software (1.9%)
387,400	Activision Blizzard, Inc.	4,660,422
297,900	CA, Inc.	7,170,453

	Total Software	11,830,875

	Specialty Retail (6.9%)
223,900	Foot Locker, Inc.	7,393,178
450,400	Gap, Inc. (The)	13,282,296

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Specialty Retail (Continued)
423,200	Home Depot, Inc. (The)	$22,082,576

	Total Specialty Retail	42,758,050

	Thrifts & Mortgage Finance (1.5%)
712,700	New York Community Bancorp, Inc.	9,250,846

	Total Common Stock (Cost: $559,221,564) (99.4%)	612,600,879

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $4,111,053) (0.7%)
$4,111,053	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $3,720,000, U.S. Treasury Bond, 3.125%, due 11/15/41, valued at $4,194,791) (Total Amount to be Received Upon Repurchase $4,111,054)	4,111,053

	Total Investments (Cost: $563,332,617) (100.1%)	616,711,932
	Liabilities in Excess of Other Assets (-0.1%)	(757,917)

	Net Assets (100.0%)	$615,954,015

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	5.1%
Beverages	1.7
Capital Markets	4.5
Chemicals	2.4
Commercial Services & Supplies	0.8
Communications Equipment	1.2
Computers & Peripherals	2.7
Consumer Finance	1.8
Containers & Packaging	1.9
Diversified Financial Services	4.5
Diversified Telecommunication Services	5.0
Electric Utilities	2.1
Electronic Equipment, Instruments & Components	2.1
Energy Equipment & Services	5.3
Food Products	4.6
Health Care Equipment & Supplies	2.3
Household Durables	1.8
Household Products	0.7
Industrial Conglomerates	6.7
Insurance	4.5
Life Sciences Tools & Services	1.1
Media	6.3
Metals & Mining	0.8
Oil, Gas & Consumable Fuels	6.2
Paper & Forest Products	0.9
Pharmaceuticals	5.9
REIT	1.8
Semiconductors & Semiconductor Equipment	4.4
Software	1.9
Specialty Retail	6.9
Thrifts & Mortgage Finance	1.5
Short-Term Investments	0.7

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Equity Securities	Value
	Common Stock
	Argentina (Cost: $41,853) (0.2% of Net Assets)
2,256	Arcos Dorados Holdings, Inc.	$29,508

	Brazil (3.8%)
6,761	Banco Bradesco S.A. (ADR)	103,714
8,330	Banco do Brasil S.A.	88,617
9,890	Banco Santander Brasil S.A. (1)	74,855
23,000	Brookfield Incorporacoes S.A.	34,457
2,100	CETIP S.A. - Mercados Organizados	26,614
1,000	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	84,400
15,913	Magazine Luiza S.A. (2)	79,596

	Total Brazil (Cost: $649,244)	492,253

	Chile (Cost: $20,281) (0.1%)
950	Antofagasta PLC (3)	15,874

	China (26.0%)
25,583	Anhui Conch Cement Co., Ltd. - Class H (2)(3)	66,827
3,173	Baidu.com, Inc. (SP ADR) (2)	382,410
77,300	Belle International Holdings, Ltd. (3)	142,051
360,000	China Construction Bank Corp. - Class H (3)	241,436
31,150	China Life Insurance Co., Ltd. - Class H (2)(3)	85,310
3,209	China Lodging Group, Ltd. (SP ADR) (2)	36,968
69,900	China Mengniu Dairy Co., Ltd. (3)	206,305
8,240	China Mobile, Ltd. (SP ADR)	478,909
63,624	China National Building Material Co., Ltd. - Class H (2)(3)	61,677
2,525	China Telecom Corp., Ltd. (ADR)	131,376
556	CNOOC, Ltd. (ADR)	111,367
75,126	Dongfang Electric Corp., Ltd. (2)(3)	108,637
37,000	Golden Eagle Retail Group, Ltd. (3)	66,202
19,460	Hengan International Group Co., Ltd. (3)	184,399
140,000	Huaneng Power International, Inc. - Class H (3)	101,289
379,000	Industrial and Commercial Bank of China, Ltd. - Class H (3)	216,103
990	PetroChina Co., Ltd. (ADR)	123,691
148,714	Shanghai Electric Group Co., Ltd. (2)(3)	55,541
1,323	SINA Corp. (2)	60,077
3,975	Tencent Holdings, Ltd. (3)	118,015

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Equity Securities	Value
	China (Continued)
86,500	Tingyi (Cayman Islands) Holding Corp. (3)	$212,807
91,700	Wumart Stores, Inc. - Class H (3)	176,958
15,000	Wynn Macau, Ltd. (3)	31,786

	Total China (Cost: $3,733,892)	3,400,141

	Congo (Cost: $121,925) (1.0%)
34,755	Banro Corp. (2)	135,159

	Czech Republic (Cost: $152,791) (1.1%)
4,252	CEZ AS	143,186

	Hungary (1.5%)
71,300	Magyar Telekom Telecommunications PLC (3)	131,771
4,415	OTP Bank PLC (3)	67,591

	Total Hungary (Cost: $235,218)	199,362

	India (1.5%)
4,615	Axis Bank, Ltd. (3)	86,001
512	Cognizant Technology Solutions Corp. (2)	29,066
670	Infosys, Ltd. (SP ADR)	26,519
5,200	Sun Pharmaceutical Industries, Ltd. (3)	61,182

	Total India (Cost: $221,874)	202,768

	Indonesia (1.6%)
77,000	Bank Central Asia Tbk PT (3)	64,890
91,000	Bank Rakyat Indonesia Tbk PT (3)	66,800
2,083	Telekomunik Indonesia Tbk PT (SP ADR)	80,883

	Total Indonesia (Cost: $191,962)	212,573

	Kazakhstan (1.0%)
5,010	Eurasian Natural Resources Corp. PLC (3)	30,701
38,436	Kazkommertsbank (Reg. S) (GDR) (2)(4)	99,357

	Total Kazakhstan (Cost: $288,585)	130,058

	Mali (Cost: $123,571) (0.9%)
1,343	Randgold Resources, Ltd. (ADR)	120,172

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Equity Securities	Value
	Mexico (6.1%)
14,413	America Movil, S.A.B. de C.V. — Series L (ADR)	$384,683
34,000	Corporacion GEO, S.A.B. de C.V. — Series B (2)	35,743
10,400	Grupo Televisa, S.A.B. de C.V. (SP ADR)	237,016
49,000	Wal-Mart de Mexico, S.A.B de C.V. — Series V	138,210

	Total Mexico (Cost: $736,392)	795,652

	Peru (Cost: $62,368) (0.5%)
1,725	Cia de Minas Buenaventura S.A. (ADR)	62,824

	Philippines (Cost: $37,383) (0.2%)
6,000	Medusa Mining, Ltd. (3)	30,206

	Russia (4.3%)
579	Eurasia Drilling Co., Ltd. (Reg. S) (GDR) (4)	15,922
13,500	Gazprom OAO (SP ADR) (2)	124,335
2,789	M Video OJSC (3)	22,949
18,732	Mobile TeleSystems OJSC (3)	143,234
19,795	Rosneft Oil Co. OJSC (Reg. S) (GDR) (2)(4)	119,166
2,820	Vozrozhdenie Bank (3)	48,058
13,989	VTB Bank OJSC (Reg. S) (GDR) (2)(4)	45,744
2,208	Yandex N.V. (2)	42,460

	Total Russia (Cost: $626,893)	561,868

	Singapore (1.8%)
10,000	Singapore Airlines, Ltd. (3)	84,896
52,000	Singapore Telecommunications, Ltd (3)	149,218

	Total Singapore (Cost: $217,971)	234,114

	South Africa (1.4%)
3,700	MTN Group, Ltd. (3)	66,519
920	Sasol, Ltd. (3)	38,165
6,000	Standard Bank Group, Ltd. (3)	82,546

	Total South Africa (Cost: $199,178)	187,230

	South Korea (17.3%)
3,617	Hynix Semiconductor, Inc. (2)(3)	68,708
810	Hyundai Glovis Co., Ltd. (2)(3)	154,616

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Equity Securities	Value
	South Korea (Continued)
345	Hyundai Heavy Industries Co., Ltd. (3)	$73,104
273	Hyundai Mobis (2)(3)	71,720
2,200	KB Financial Group, Inc. (ADR) (2)	68,926
2,156	Kia Motors Corp. (3)	147,795
9,050	KT Corp. (SP ADR)	128,963
478	LG Chem, Ltd. (3)	131,166
1,815	Samsung C&T Corp. (3)	102,426
920	Samsung Electro-Mechanics Co., Ltd. (3)	85,401
782	Samsung Electronics Co., Ltd. (3)	898,926
370	Samsung Engineering Co., Ltd. (3)	59,231
2,000	SFA Engineering Corp. (3)	73,886
4,129	Shinhan Financial Group Co., Ltd. (2)(3)	130,965
5,000	SK Telecom Co., Ltd. (ADR)	69,350

	Total South Korea (Cost: $2,046,939)	2,265,183

	Switzerland (Cost: $179,807) (1.5%)
4,075	Transocean, Ltd.	190,832

	Taiwan (6.8%)
50,000	Cathay Financial Holding Co., Ltd. (3)	49,060
7,240	Chunghwa Telecom Co., Ltd. (ADR)	214,811
26,933	Far EasTone Telecommunications Co., Ltd. (3)	67,540
89,626	Hon Hai Precision Industry Co., Ltd. (Foxconn) (2)(3)	249,703
29,865	Taiwan Mobile Co., Ltd. (3)	98,332
77,050	Taiwan Semiconductor Manufacturing Co., Ltd. (3)	208,559

	Total Taiwan (Cost: $910,812)	888,005

	Thailand (1.0%)
9,955	Bangkok Bank Public Co., Ltd. (Foreign Registered Shares) (3)	65,434
12,076	Kasikornbank Public Co., Ltd. (NVDR) (3)	66,737

	Total Thailand (Cost: $67,419)	132,171

	Turkey (2.9%)
7,550	Tupras-Turkiye Petrol Rafinerileri A.S. (3)	165,836
41,300	Turk Telekomunikasyon A.S. (3)	159,218

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Equity Securities	Value
	Turkey (Continued)
4,200	Turkcell Iletisim Hizmetleri A.S. (ADR) (2)	$58,002

	Total Turkey (Cost: $414,545)	383,056

	United Kingdom (Cost: $98,817) (0.8%)
2,350	HSBC Holdings PLC (SP ADR)	98,230

	United States (2.0%)
770	QUALCOMM, Inc.	45,954
1,400	SPDR Gold Trust (ETF) (2)	219,156

	Total United States (Cost: $269,267)	265,110

	Total Common Stock (Cost: $11,648,987) (85.3%)	11,175,535

	Preferred Stock
	Brazil (2.8%)
8,600	Itau Unibanco Holding S.A., 3.60% (ADR)	135,966
20,900	Itausa - Investimentos Itau S.A., 3.09%	98,013
18,792	Lojas Americanas S.A., 0.55%	133,521

	Total Brazil (Cost: $414,144)	367,500

	Russia (Cost: $52,100) (0.4%)
25,420	Sberbank of Russia, 5.30% (3)	49,724

	South Korea (2.4%)
2,385	Hyundai Motor Co., 2.57% (3)	138,740
240	Samsung Electronics Co., Ltd. 0.71% (3)	170,406

	Total South Korea (Cost: $284,526)	309,146

	Total Preferred Stock (Cost: $750,770) (5.6%)	726,370

	Total Equity Securities (Cost: $12,399,757) (90.9%)	11,901,905

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $1,100,484) (8.4%)
$1,100,484	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $1,000,000, U.S. Treasury Bond, 3.125%, due 11/15/41, valued at $1,127,632) (Total Amount to be Received Upon Repurchase $1,100,484)	1,100,484

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	July 31, 2012

Value
Total Investments (Cost: $13,500,241) (99.3%)	13,002,389
Excess of Other Assets over Liabilities (0.7%)	92,573

Total Net Assets (100.0%)	$13,094,962

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR	-	Non-Voting Depositary Receipt.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Position is in units. Each unit represents 55 Common Shares and 50 Preference Shares.

(2)		Non-income producing security.

(3)		Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 1).

(4)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered with in the United States except under special exemptions. At July 31, 2012, the value of these securities amounted to $280,189 or 2.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Air Freight & Logistics	1.2%
Airlines	0.7
Auto Components	0.5
Automobiles	2.2
Capital Markets	0.2
Chemicals	1.0
Commercial Banks	15.2
Communications Equipment	0.3
Construction & Engineering	0.5
Construction Materials	1.0
Diversified Telecommunication Services	7.5
Electric Utilities	1.1
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	3.1
Energy Equipment & Services	1.6
Exchange-Traded Fund (ETF)	1.7
Food & Staples Retailing	2.5
Food Products	3.2
Hotels, Restaurants & Leisure	0.7
Household Durables	0.6
Independent Power Producers & Energy Traders	0.8
Insurance	1.1
Internet Software & Services	4.6
IT Services	0.4
Machinery	0.6
Media	1.8
Metals & Mining	2.9
Multiline Retail	2.1
Oil, Gas & Consumable Fuels	5.3
Personal Products	1.4
Pharmaceuticals	0.5
Semiconductors & Semiconductor Equipment	10.3
Specialty Retail	1.3
Trading Companies & Distributors	0.8
Water Utilities	0.6
Wireless Telecommunication Services	10.4
Short-Term Investments	8.4

Total	99.3%

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.2% of Net Assets)
3,140	BE Aerospace, Inc. (1)	$123,182
6,235	Honeywell International, Inc.	361,942
2,255	Precision Castparts Corp.	350,788
645	TransDigm Group, Inc. (1)	79,567

	Total Aerospace & Defense	915,479

	Air Freight & Logistics (1.4%)
4,330	C.H. Robinson Worldwide, Inc.	228,841
4,660	Expeditors International of Washington, Inc.	165,756

	Total Air Freight & Logistics	394,597

	Auto Components (1.0%)
4,325	BorgWarner, Inc. (1)	290,207

	Beverages (1.2%)
4,340	Coca-Cola Co. (The)	350,672

	Biotechnology (1.7%)
8,517	Chelsea Therapeutics International, Ltd. (1)	9,113
17,245	Human Genome Sciences, Inc. (1)	245,569
2,879	Ironwood Pharmaceuticals, Inc. (1)	37,053
796	Pharmacyclics, Inc. (1)	42,355
1,971	Theravance, Inc. (1)	57,415
1,825	Vertex Pharmaceuticals, Inc. (1)	88,531

	Total Biotechnology	480,036

	Capital Markets (2.8%)
15,520	Charles Schwab Corp. (The)	196,018
3,306	Stifel Financial Corp. (1)	99,511
8,290	T. Rowe Price Group, Inc.	503,617

	Total Capital Markets	799,146

	Chemicals (2.4%)
6,660	Praxair, Inc.	691,042

	Commercial Banks (0.7%)
3,430	SVB Financial Group (1)	198,288

	Communications Equipment (5.5%)
14,255	Aruba Networks, Inc. (1)	202,136
2,155	F5 Networks, Inc. (1)	201,234

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Communications Equipment (Continued)
886	Palo Alto Networks, Inc. (1)	$50,626
18,615	QUALCOMM, Inc.	1,110,943

	Total Communications Equipment	1,564,939

	Computers & Peripherals (6.8%)
3,047	Apple, Inc. (1)	1,860,986
3,593	Fusion-io, Inc. (1)	68,698

	Total Computers & Peripherals	1,929,684

	Electronic Equipment, Instruments & Components (0.9%)
2,197	Cognex Corp.	74,259
1,610	IPG Photonics Corp. (1)	83,446
3,051	Universal Display Corp. (1)	96,900

	Total Electronic Equipment, Instruments & Components	254,605

	Energy Equipment & Services (7.0%)
1,005	Core Laboratories N.V. (Netherlands)	112,118
7,137	FMC Technologies, Inc. (1)	322,021
2,445	Forum Energy Technologies, Inc. (1)	50,954
9,695	Halliburton Co.	321,195
3,531	Lufkin Industries, Inc.	162,603
2,785	National Oilwell Varco, Inc.	201,356
8,365	Oceaneering International, Inc. (1)	432,387
30	OYO Geospace Corp. (1)	2,843
5,685	Schlumberger, Ltd.	405,113

	Total Energy Equipment & Services	2,010,590

	Food & Staples Retailing (5.1%)
7,695	Costco Wholesale Corp.	740,105
10,565	CVS Caremark Corp.	478,066
1,080	Pricesmart, Inc.	77,782
3,236	United Natural Foods, Inc. (1)	175,715

	Total Food & Staples Retailing	1,471,668

	Food Products (1.1%)
4,355	Mead Johnson Nutrition Co.	317,741

	Health Care Equipment & Supplies (2.2%)
8,897	DexCom, Inc. (1)	97,956

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (Continued)
9,779	Endologix, Inc. (1)	$114,903
502	HeartWare International, Inc. (1)	44,824
430	Intuitive Surgical, Inc. (1)	207,045
4,445	NxStage Medical, Inc. (1)	66,897
4,127	Volcano Corp. (1)	109,159

	Total Health Care Equipment & Supplies	640,784

	Health Care Technology (1.4%)
5,350	Cerner Corp. (1)	395,472

	Hotels, Restaurants & Leisure (1.8%)
5,969	7 Days Group Holdings, Ltd. (ADR) (China) (1)	56,944
11,660	Arcos Dorados Holdings, Inc.	152,513
6,342	Ctrip.com International, Ltd. (ADR) (China) (1)	79,148
1,120	Peet's Coffee & Tea, Inc. (1)	84,448
2,741	Starwood Hotels & Resorts Worldwide, Inc.	148,425

	Total Hotels, Restaurants & Leisure	521,478

	Household Durables (0.8%)
5,584	Harman International Industries, Inc. (1)	225,314

	Household Products (1.2%)
3,200	Colgate-Palmolive Co.	343,552

	Insurance (2.8%)
10,810	ACE, Ltd.	794,535

	Internet & Catalog Retail (2.6%)
1,595	Amazon.com, Inc. (1)	372,114
545	Priceline.com, Inc. (1)	360,648

	Total Internet & Catalog Retail	732,762

	Internet Software & Services (4.8%)
1,905	Baidu.com, Inc. (SP ADR) (China) (1)	229,591
705	Equinix, Inc. (1)	125,617
1,280	Google, Inc. (1)	810,201
970	LinkedIn Corp. (1)	99,570

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Internet Software & Services (Continued)
2,370	Rackspace Hosting, Inc. (1)	$103,996

	Total Internet Software & Services	1,368,975

	IT Services (2.2%)
4,720	Cognizant Technology Solutions Corp. (1)	267,954
2,815	Visa, Inc.	363,332

	Total IT Services	631,286

	Life Sciences Tools & Services (3.1%)
1,905	Fluidigm Corp. (1)	24,784
2,785	Illumina, Inc. (1)	115,494
17,185	Life Technologies Corp. (1)	754,078

	Total Life Sciences Tools & Services	894,356

	Machinery (2.4%)
1,555	Chart Industries, Inc. (1)	100,857
3,005	Cummins, Inc.	288,180
5,850	Danaher Corp.	308,938

	Total Machinery	697,975

	Metals & Mining (1.8%)
6,385	Allegheny Technologies, Inc.	191,741
1,440	Cliffs Natural Resources, Inc.	58,882
9,165	Silver Wheaton Corp.	252,404

	Total Metals & Mining	503,027

	Multiline Retail (1.2%)
5,575	Target Corp.	338,124

	Oil, Gas & Consumable Fuels (3.5%)
4,025	Carrizo Oil & Gas, Inc. (1)	101,470
21,445	Denbury Resources, Inc. (1)	324,249
5,750	Midstates Petroleum Co., Inc. (1)	48,990
5,045	Occidental Petroleum Corp.	439,066
2,270	Whiting Petroleum Corp. (1)	91,708

	Total Oil, Gas & Consumable Fuels	1,005,483

	Personal Products (1.6%)
8,545	Estee Lauder Cos., Inc. (The)	447,587

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Pharmaceuticals (4.2%)
9,391	Allergan, Inc.	$770,719
3,965	Impax Laboratories, Inc. (1)	88,102
3,180	MAP Pharmaceuticals, Inc. (1)	44,870
7,486	Mylan, Inc. (1)	172,403
2,495	Salix Pharmaceuticals, Ltd. (1)	111,826

	Total Pharmaceuticals	1,187,920

	Professional Services (0.4%)
2,360	Verisk Analytics, Inc. (1)	118,590

	REIT (2.3%)
9,105	American Tower Corp.	658,383

	Road & Rail (3.6%)
1,945	Genesee & Wyoming, Inc. (1)	120,707
7,220	J.B. Hunt Transport Services, Inc.	397,244
1,325	Kansas City Southern (1)	96,460
3,290	Union Pacific Corp.	403,387

	Total Road & Rail	1,017,798

	Semiconductors & Semiconductor Equipment (3.4%)
17,555	ARM Holdings PLC (SP ADR) (United Kingdom)	456,079
10,680	Avago Technologies, Ltd. (1)	395,160
4,343	Cavium, Inc. (1)	117,348

	Total Semiconductors & Semiconductor Equipment	968,587

	Software (5.2%)
2,806	ANSYS, Inc. (1)	168,248
6,539	QLIK Technologies, Inc. (1)	130,780
5,567	Salesforce.com, Inc. (1)	692,312
275	ServiceNow, Inc. (1)	7,425
2,420	Splunk, Inc. (1)	71,148
1,159	Ultimate Software Group, Inc. (The) (1)	103,695
3,330	VMware, Inc. (1)	302,231

	Total Software	1,475,839

	Specialty Retail (0.5%)
5,110	CarMax, Inc. (1)	142,211

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Textiles, Apparel & Luxury Goods (1.5%)
5,540	Crocs, Inc. (1)	$85,039
4,039	Gildan Activewear, Inc. (1)	113,658
5,515	Michael Kors Holdings, Ltd. (1)	227,714

	Total Textiles, Apparel & Luxury Goods	426,411

	Trading Companies & Distributors (1.5%)
7,710	Fastenal Co.	332,455
1,270	MSC Industrial Direct Co., Inc.	87,287

	Total Trading Companies & Distributors	419,742

	Total Common Stock (Cost: $25,818,999) (96.8%)	27,624,885

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $881,638) (3.1%)
$881,638	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $800,000, U.S. Treasury Bond, 3.125%, due 11/15/41, valued at $902,106) (Total Amount to be Received Upon Repurchase $881,638)	881,638

	Total Investments (Cost: $26,700,637) (99.9%)	28,506,523
	Excess of Other Assets over Liabilities (0.1%)	20,921

	Net Assets (100.0%)	$28,527,444

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	3.2%
Air Freight & Logistics	1.4
Auto Components	1.0
Beverages	1.2
Biotechnology	1.7
Capital Markets	2.8
Chemicals	2.4
Commercial Banks	0.7
Communications Equipment	5.5
Computers & Peripherals	6.8
Electronic Equipment, Instruments & Components	0.9
Energy Equipment & Services	7.0
Food & Staples Retailing	5.1
Food Products	1.1
Health Care Equipment & Supplies	2.2
Health Care Technology	1.4
Hotels, Restaurants & Leisure	1.8
Household Durables	0.8
Household Products	1.2
Insurance	2.8
Internet & Catalog Retail	2.6
Internet Software & Services	4.8
IT Services	2.2
Life Sciences Tools & Services	3.1
Machinery	2.4
Metals & Mining	1.8
Multiline Retail	1.2
Oil, Gas & Consumable Fuels	3.5
Personal Products	1.6
Pharmaceuticals	4.2
Professional Services	0.4
REIT	2.3
Road & Rail	3.6
Semiconductors & Semiconductor Equipment	3.4
Software	5.2
Specialty Retail	0.5
Textiles, Apparel & Luxury Goods	1.5
Trading Companies & Distributors	1.5
Short-Term Investments	3.1

Total	99.9%

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Air Freight & Logistics (1.8% of Net Assets)
44,300	Expeditors International of Washington, Inc.	$1,575,751

	Auto Components (2.2%)
28,800	BorgWarner, Inc. (1)	1,932,480

	Biotechnology (5.4%)
214,794	Human Genome Sciences, Inc. (1)	3,058,667
42,300	Ironwood Pharmaceuticals, Inc. (1)	544,401
24,500	Vertex Pharmaceuticals, Inc. (1)	1,188,495

	Total Biotechnology	4,791,563

	Capital Markets (2.5%)
36,800	T. Rowe Price Group, Inc.	2,235,600

	Communications Equipment (2.3%)
16,300	F5 Networks, Inc. (1)	1,522,094
8,100	Palo Alto Networks, Inc. (1)	462,834

	Total Communications Equipment	1,984,928

	Computers & Peripherals (0.8%)
37,492	Fusion-io, Inc. (1)	716,847

	Electrical Equipment (1.9%)
25,500	Rockwell Automation, Inc.	1,717,680

	Electronic Equipment, Instruments & Components (1.7%)
21,400	IPG Photonics Corp. (1)	1,109,162
13,200	Universal Display Corp. (1)	419,232

	Total Electronic Equipment, Instruments & Components	1,528,394

	Energy Equipment & Services (11.8%)
30,500	Core Laboratories N.V. (Netherlands)	3,402,580
51,500	FMC Technologies, Inc. (1)	2,323,680
37,746	Lufkin Industries, Inc.	1,738,203
56,700	Oceaneering International, Inc. (1)	2,930,823

	Total Energy Equipment & Services	10,395,286

	Food & Staples Retailing (1.2%)
14,762	Pricesmart, Inc.	1,063,159

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (4.7%)
6,400	Intuitive Surgical, Inc. (1)	$3,081,600
40,422	Volcano Corp. (1)	1,069,162

	Total Health Care Equipment & Supplies	4,150,762

	Health Care Technology (3.6%)
34,471	athenahealth, Inc. (1)	3,154,097

	Hotels, Restaurants & Leisure (3.4%)
150,100	Arcos Dorados Holdings, Inc.	1,963,308
82,114	Ctrip.com International, Ltd. (ADR) (China) (1)	1,024,783

	Total Hotels, Restaurants & Leisure	2,988,091

	Household Durables (2.1%)
46,046	Harman International Industries, Inc. (1)	1,857,956

	Insurance (3.0%)
36,500	ACE, Ltd. (1)	2,682,750

	Internet & Catalog Retail (1.9%)
45,650	TripAdvisor, Inc. (1)	1,707,767

	Internet Software & Services (6.8%)
14,700	Baidu.com, Inc. (SP ADR) (China) (1)	1,771,644
9,300	LinkedIn Corp. (1)	954,645
31,500	Rackspace Hosting, Inc. (1)	1,382,220
15,500	SINA Corp. (1)	703,855
70,740	Youku.com, Inc. (SP ADR) (China) (1)	1,203,287

	Total Internet Software & Services	6,015,651

	Life Sciences Tools & Services (1.5%)
31,900	Illumina, Inc. (1)	1,322,893

	Metals & Mining (3.3%)
62,942	Allegheny Technologies, Inc.	1,890,148
25,000	Cliffs Natural Resources, Inc.	1,022,250

	Total Metals & Mining	2,912,398

	Pharmaceuticals (3.6%)
99,300	Mylan, Inc. (1)	2,286,879

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Pharmaceuticals (Continued)
19,000	Salix Pharmaceuticals, Ltd. (1)	$851,580

	Total Pharmaceuticals	3,138,459

	Professional Services (5.1%)
20,500	IHS, Inc. (1)	2,260,535
82,900	Robert Half International, Inc.	2,239,129

	Total Professional Services	4,499,664

	Semiconductors & Semiconductor Equipment (6.5%)
87,321	ARM Holdings PLC (SP ADR) (United Kingdom)	2,268,599
46,600	Avago Technologies, Ltd.	1,724,200
65,289	Cavium, Inc. (1)	1,764,109

	Total Semiconductors & Semiconductor Equipment	5,756,908

	Software (6.4%)
81,638	QLIK Technologies, Inc. (1)	1,632,760
23,950	Salesforce.com, Inc. (1)	2,978,422
3,700	ServiceNow, Inc. (1)	99,900
31,400	Splunk, Inc. (1)	923,160

	Total Software	5,634,242

	Specialty Retail (4.7%)
70,800	CarMax, Inc. (1)	1,970,364
44,800	Dick’s Sporting Goods, Inc. (1)	2,200,576

	Total Specialty Retail	4,170,940

	Textiles, Apparel & Luxury Goods (4.9%)
7,000	Fossil, Inc. (1)	501,830
68,500	Gildan Activewear, Inc. (1)	1,927,590
46,500	Michael Kors Holdings, Ltd. (1)	1,919,985

	Total Textiles, Apparel & Luxury Goods	4,349,405

	Trading Companies & Distributors (4.4%)
46,500	Fastenal Co.	2,005,080
27,200	MSC Industrial Direct Co., Inc.	1,869,456

	Total Trading Companies & Distributors	3,874,536

	Total Common Stock (Cost: $77,909,647) (97.5%)	86,158,207

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $2,534,531) (2.9%)
$2,534,531	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $2,295,000 U.S. Treasury Bond, 3.125%, due 11/15/41, valued at $2,587,915) (Total Amount to be Received Upon Repurchase $2,534,532)	$2,534,531

	Total Investments (Cost: $80,444,178) (100.4%)	88,692,738
	Liabilities in Excess of Other Assets (-0.4%)	(330,807)

	Net Assets (100.0%)	$88,361,931

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Air Freight & Logistics	1.8%
Auto Components	2.2
Biotechnology	5.4
Capital Markets	2.5
Communications Equipment	2.3
Computers & Peripherals	0.8
Electrical Equipment	1.9
Electronic Equipment, Instruments & Components	1.7
Energy Equipment & Services	11.8
Food & Staples Retailing	1.2
Health Care Equipment & Supplies	4.7
Health Care Technology	3.6
Hotels, Restaurants & Leisure	3.4
Household Durables	2.1
Insurance	3.0
Internet & Catalog Retail	1.9
Internet Software & Services	6.8
Life Sciences Tools & Services	1.5
Metals & Mining	3.3
Pharmaceuticals	3.6
Professional Services	5.1
Semiconductors & Semiconductor Equipment	6.5
Software	6.4
Specialty Retail	4.7
Textiles, Apparel & Luxury Goods	4.9
Trading Companies & Distributors	4.4
Short-Term Investments	2.9

Total	100.4%

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Australia (6.1% of Net Assets)
120,000	carsales.com, Ltd. (1)	$792,088
200,000	PanAust, Ltd. (1)(2)	494,734
400,000	Resource Generation, Ltd. (1)(2)	100,877
110,000	Western Areas NL (1)	401,872

	Total Australia (Cost: $1,895,490)	1,789,571

	Brazil (4.5%)
125,000	Brasil Brokers Participacoes S.A.	384,296
45,000	Brasil Insurance Participacoes e Administracao S.A.	398,570
60,000	Qualicorp S.A. (2)	534,355

	Total Brazil (Cost: $1,584,319)	1,317,221

	Cambodia (Cost: $482,664) (2.3%)
1,250,000	NagaCorp, Ltd. (1)	666,993

	Canada (25.0%)
794,000	Africa Hydrocarbons, Inc. (2)	102,927
30,000	Alaris Royalty Corp.	702,996
250,000	Americas Petrogas, Inc. (2)	463,679
70,000	Colossus Minerals, Inc. (2)	251,284
70,000	Continental Gold, Ltd. (2)	490,702
4,000,000	Ivernia, Inc. (2)	518,522
120,000	Lundin Mining Corp. (2)	513,337
1,250,000	Madalena Ventures, Inc. (2)	398,863
250,000	Mawson Resources, Ltd. (2)(3)	403,849
16,000	Methanex Corp.	441,120
40,000	Niko Resources, Ltd.	686,444
25,000	Points International, Ltd. (2)	312,750
48,400	Resverlogix Corp. (2)	75,772
80,000	Sandstorm Gold, Ltd. (2)	721,943
700,000	Shamaran Petroleum Corp. (2)	139,602
200,000	Uranium One, Inc. (2)	456,698
550,000	WesternZagros Resources, Ltd. (2)	614,249

	Total Canada (Cost: $7,872,855)	7,294,737

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	China (5.6%)
4,800,000	Credit China Holdings, Ltd. (1)(2)	$398,873
250,000	Luk Fook Holdings International, Ltd. (1)	603,943
1,500,000	Sunac China Holdings, Ltd. (1)	631,456

	Total China (Cost: $1,980,362)	1,634,272

	Congo (Cost: $663,205) (2.7%)
200,000	Banro Corp. (2)	777,783

	Germany (3.0%)
14,000	CTS Eventim AG (1)	410,953
7,000	Delticom AG (1)	474,847

	Total Germany (Cost: $1,007,458)	885,800

	India (7.0%)
500,000	City Union Bank, Ltd. (1)	466,581
20,000	Container Corp. of India (1)	337,282
24,000	CRISIL, Ltd. (1)	389,415
700,000	L&T Finance Holdings, Ltd. (1)(2)	559,727
70,000	Oberoi Realty, Ltd.	292,511

	Total India (Cost: $2,192,200)	2,045,516

	Iraq (Cost: $579,203) (2.0%)
200,000	Gulf Keystone Petroleum, Ltd. (1)(2)	597,394

	Italy (Cost: $501,311) (1.4%)
30,000	Yoox SpA (1)(2)	398,339

	Japan (16.3%)
22,500	Acom Co., Ltd. (1)(2)	467,891
4,250	Accretive Co., Ltd. (1)(2)	474,826
60,000	Bit-isle, Inc. (1)	495,570
175	CyberAgent, Inc. (1)	343,745
2,500	Kenedix, Inc. (1)(2)	328,233
25,000	Monotaro Co., Ltd. (1)	508,801
50,000	Park24 Co., Ltd. (1)	763,785
60,000	Seria Co., Ltd. (1)	922,191

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Japan (Continued)
400,000	Shinsei Bank, Ltd. (1)	$450,643

	Total Japan (Cost: $4,762,181)	4,755,685

	Mongolia (3.2%)
50,000	Blue Wolf Mongolia Holdings Corp. (2)	500,000
800,000	Mongolian Mining Corp. (1)(2)	438,330

	Total Mongolia (Cost: $1,293,692)	938,330

	Norway (4.5%)
125,000	Opera Software ASA (1)	858,527
15,000	Schibsted ASA (1)	458,934

	Total Norway (Cost: $1,025,861)	1,317,461

	Russia (Cost: $556,260) (1.9%)
125,000	Vostok Nafta Investment, Ltd. (SDR) (1)(2)	566,725

	Sierra Leone (Cost: $819,797) (1.6%)
100,000	African Minerals, Ltd. (1)(2)	457,935

	Sweden (Cost: $289,699) (0.9%)
9,000	Betsson AB (1)(2)	259,971

	United Kingdom (5.2%)
35,000	Coastal Energy Co. (2)	526,998
50,000	Hargreaves Lansdown PLC (1)	442,978
50,000	PayPoint PLC	547,572

	Total United Kingdom (Cost: $1,256,364)	1,517,548

	Yemen (Cost: $922,824) (3.4%)
400,000	Calvalley Petroleum, Inc. (2)	985,192

	Total Common Stock (Cost: $29,685,745) (96.6%)	28,206,473

Contracts	Purchased Options
	Currency Options (0.7%)
30,000	JPY Put, Expires 11/20/14, Strike Price JPY100.00	26,358
20,000	JPY Put, Expires 11/26/14, Strike Price JPY100.00	17,796
100,000	JPY Put, Expires 12/04/14, Strike Price JPY100.00	90,522

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2012

Contracts	Purchased Options	Value
	Currency Options (Continued)
100,000	JPY Put, Expires 02/20/15, Strike Price JPY115.00	$35,483
100,000	JPY Put, Expires 02/25/15, Strike Price JPY115.00	35,873

	Total Currency Options (Cost: $532,600)	206,032

	Index Options (Cost: $547,138) (1.3%)
224	S&P 500 Index Put, Expires 12/31/12, Strike Price $1,150	380,800

	Total Purchased Options (Cost: $1,079,738) (2.0%)	586,832

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $323,377) (1.1%)
$323,377	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $295,000 U.S. Treasury Bond, 3.125%, due 11/15/41, valued at $332,651) (Total Amount to be Received Upon Repurchase $323,377)	323,377

	Total Investments (Cost: $31,088,860) (99.7%)	29,116,682
	Excess of Other Assets over Liabilities (0.3%)	86,199

	Total Net Assets (100.0%)	$29,202,881

Notes to the Schedule of Investments:

JPY	-	Japanese Yen.
SDR	-	Swedish Depository Receipt

(1)		Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 1).

(2)		Non-income producing security.

(3)		Denominated in U.S. dollar.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Biotechnology	0.2%
Capital Markets	3.9
Chemicals	1.5
Commercial Banks	3.2
Commercial Services & Supplies	4.5
Consumer Finance	3.0
Diversified Financial Services	6.7
Hotels, Restaurants & Leisure	3.2
Insurance	1.4
Internet & Catalog Retail	1.4
Internet Software & Services	6.7
IT Services	1.7
Media	4.2
Metals & Mining	20.6
Multiline Retail	3.2
Oil, Gas & Consumable Fuels	17.3
Professional Services	1.8
Real Estate Management & Development	5.5
Road & Rail	1.2
Specialty Retail	3.7
Trading Companies & Distributors	1.7
Purchased Options	2.0
Short-Term Investments	1.1

Total	99.7%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Aerospace & Defense (5.9% of Net Assets)
338,909	Honeywell International, Inc.	$19,673,667
906,500	Textron, Inc.	23,614,325

	Total Aerospace & Defense	43,287,992

	Auto Components (1.4%)
795,460	Dana Holding Corp. (1)	10,484,163

	Beverages (1.6%)
158,850	PepsiCo, Inc.	11,553,161

	Capital Markets (4.6%)
322,400	Ameriprise Financial, Inc.	16,674,528
429,900	State Street Corp.	17,359,362

	Total Capital Markets	34,033,890

	Communications Equipment (1.9%)
858,100	Cisco Systems, Inc.	13,686,695

	Computers & Peripherals (2.4%)
1,061,300	Dell, Inc. (1)	12,608,244
132,200	Western Digital Corp. (1)	5,257,594

	Total Computers & Peripherals	17,865,838

	Consumer Finance (2.7%)
340,650	American Express Co.	19,658,911

	Diversified Financial Services (4.4%)
423,300	Citigroup, Inc.	11,484,129
591,218	JPMorgan Chase & Co.	21,283,848

	Total Diversified Financial Services	32,767,977

	Diversified Telecommunication Services (2.6%)
507,600	AT&T, Inc.	19,248,192

	Electric Utilities (1.9%)
330,450	American Electric Power Co., Inc.	13,958,208

	Electronic Equipment, Instruments & Components (1.9%)
426,275	TE Connectivity, Ltd.	14,071,338

	Energy Equipment & Services (6.0%)
383,600	Baker Hughes, Inc.	17,768,352
370,300	Ensco PLC (United Kingdom)	20,118,399

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Energy Equipment & Services (Continued)
463,200	Nabors Industries, Ltd. (1)	$6,410,688

	Total Energy Equipment & Services	44,297,439

	Food Products (3.0%)
548,100	Kraft Foods, Inc.	21,765,051

	Health Care Equipment & Supplies (3.2%)
789,680	Hologic, Inc. (1)	14,624,874
218,200	Medtronic, Inc.	8,601,444

	Total Health Care Equipment & Supplies	23,226,318

	Health Care Providers & Services (0.3%)
63,600	Cigna Corp.	2,561,808

	Household Durables (2.4%)
597,563	Lennar Corp.	17,454,815

	Household Products (2.7%)
168,900	Energizer Holdings, Inc. (1)	13,135,353
74,050	Kimberly-Clark Corp.	6,435,686

	Total Household Products	19,571,039

	Independent Power Producers & Energy Traders (1.6%)
968,200	AES Corporation (The) (1)	11,676,492

	Industrial Conglomerates (5.8%)
1,111,400	General Electric Co.	23,061,550
359,725	Tyco International, Ltd.	19,763,291

	Total Industrial Conglomerates	42,824,841

	Insurance (2.9%)
339,600	Travelers Cos., Inc. (The)	21,275,940

	Internet Software & Services (1.2%)
556,260	Yahoo!, Inc. (1)	8,811,158

	Life Sciences Tools & Services (1.0%)
129,200	Thermo Fisher Scientific, Inc. (1)	7,192,564

	Machinery (1.7%)
635,900	Terex Corp. (1)	12,400,050

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Media (6.2%)
345,300	CBS Corp. — Class B	$11,553,738
748,600	Comcast Corp.	24,366,930
249,116	Time Warner, Inc.	9,745,418

	Total Media	45,666,086

	Metals & Mining (0.7%)
122,700	Cliffs Natural Resources, Inc.	5,017,203

	Oil, Gas & Consumable Fuels (6.6%)
241,900	Chevron Corp.	26,507,402
184,200	Devon Energy Corp.	10,889,904
416,100	Valero Energy Corp.	11,442,750

	Total Oil, Gas & Consumable Fuels	48,840,056

	Paper & Forest Products (0.9%)
244,800	MeadWestvaco Corp.	6,952,320

	Pharmaceuticals (7.2%)
170,000	Johnson & Johnson	11,767,400
549,900	Mylan, Inc. (1)	12,664,197
1,175,800	Pfizer, Inc.	28,266,232

	Total Pharmaceuticals	52,697,829

	Semiconductors & Semiconductor Equipment (3.6%)
809,100	Intel Corp.	20,793,870
169,000	Lam Research Corp. (1)	5,815,290

	Total Semiconductors & Semiconductor Equipment	26,609,160

	Software (1.2%)
370,700	CA, Inc.	8,922,749

	Specialty Retail (6.1%)
590,620	Gap, Inc. (The)	17,417,384
524,500	Home Depot, Inc. (The)	27,368,410

	Total Specialty Retail	44,785,794

	Total Common Stock (Cost: $658,839,245) (95.6%)	703,165,077

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $38,690,683) (5.3%)
$ 38,690,683	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $35,000,000 U.S. Treasury Bond, 3.125%, due 11/15/41, valued at $39,467,120) (Total Amount to be Received Upon Repurchase $38,690,694)	$38,690,683

	Total Investments (Cost: $697,529,928) (100.9%)	741,855,760
	Liabilities in Excess of Other Assets (-0.9%)	(6,527,556)

	Net Assets (100.0%)	$735,328,204

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	5.9%
Auto Components	1.4
Beverages	1.6
Capital Markets	4.6
Communications Equipment	1.9
Computers & Peripherals	2.4
Consumer Finance	2.7
Diversified Financial Services	4.4
Diversified Telecommunication Services	2.6
Electric Utilities	1.9
Electronic Equipment, Instruments & Components	1.9
Energy Equipment & Services	6.0
Food Products	3.0
Health Care Equipment & Supplies	3.2
Health Care Providers & Services	0.3
Household Durables	2.4
Household Products	2.7
Independent Power Producers & Energy Traders	1.6
Industrial Conglomerates	5.8
Insurance	2.9
Internet Software & Services	1.2
Life Sciences Tools & Services	1.0
Machinery	1.7
Media	6.2
Metals & Mining	0.7
Oil, Gas & Consumable Fuels	6.6
Paper & Forest Products	0.9
Pharmaceuticals	7.2
Semiconductors & Semiconductor Equipment	3.6
Software	1.2
Specialty Retail	6.1
Short-Term Investments	5.3

Total	100.9%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.2% of Net Assets)
202,560	Precision Castparts Corp.	$31,510,234

	Air Freight & Logistics (3.4%)
364,424	C.H. Robinson Worldwide, Inc.	19,259,809
392,411	Expeditors International of Washington, Inc.	13,958,059

	Total Air Freight & Logistics	33,217,868

	Capital Markets (1.7%)
1,294,750	Charles Schwab Corp. (The)	16,352,693

	Chemicals (3.1%)
293,500	Praxair, Inc.	30,453,560

	Communications Equipment (5.6%)
929,483	QUALCOMM, Inc.	55,471,545

	Computers & Peripherals (9.2%)
147,370	Apple, Inc. (1)	90,007,701

	Energy Equipment & Services (8.2%)
262,500	National Oilwell Varco, Inc.	18,978,750
530,130	Oceaneering International, Inc. (1)	27,402,420
484,016	Schlumberger, Ltd.	34,490,980

	Total Energy Equipment & Services	80,872,150

	Food & Staples Retailing (2.4%)
242,324	Costco Wholesale Corp.	23,306,722

	Food Products (2.9%)
391,400	Mead Johnson Nutrition Co.	28,556,544

	Health Care Equipment & Supplies (1.8%)
35,734	Intuitive Surgical, Inc. (1)	17,205,921

	Health Care Technology (3.3%)
438,966	Cerner Corp. (1)	32,448,367

	Insurance (3.9%)
515,200	ACE, Ltd.	37,867,200

	Internet & Catalog Retail (6.2%)
135,535	Amazon.com, Inc. (1)	31,620,315

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Internet & Catalog Retail (Continued)
44,450	Priceline.com, Inc. (1)	$29,414,343

	Total Internet & Catalog Retail	61,034,658

	Internet Software & Services (6.5%)
158,975	Baidu.com, Inc. (SP ADR) (China) (1)	19,159,667
59,600	Equinix, Inc. (1)	10,619,528
54,229	Google, Inc. (1)	34,325,330

	Total Internet Software & Services	64,104,525

	IT Services (5.4%)
393,671	Cognizant Technology Solutions Corp. (1)	22,348,703
239,406	Visa, Inc.	30,900,132

	Total IT Services	53,248,835

	Life Sciences Tools & Services (2.6%)
589,309	Life Technologies Corp. (1)	25,858,879

	Metals & Mining (2.4%)
866,600	Silver Wheaton Corp.	23,866,164

	Oil, Gas & Consumable Fuels (4.0%)
455,300	Occidental Petroleum Corp.	39,624,759

	Pharmaceuticals (3.5%)
418,675	Allergan, Inc.	34,360,657

	Professional Services (1.0%)
202,700	Verisk Analytics, Inc. (1)	10,185,675

	REIT (5.7%)
774,732	American Tower Corp.	56,020,871

	Semiconductors & Semiconductor Equipment (2.9%)
1,099,125	ARM Holdings PLC (SP ADR) (United Kingdom)	28,555,267

	Software (5.7%)
240,637	Salesforce.com, Inc. (1)	29,925,617
283,160	VMware, Inc. (1)	25,699,602

	Total Software	55,625,219

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Trading Companies & Distributors (3.1%)
700,582	Fastenal Co.	$30,209,096

	Total Common Stock (Cost: $735,454,422) (97.7%)	959,965,110

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $20,207,330) (2.1%)
$20,207,330	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $18,280,000 U.S. Treasury Bond, 3.125%, due 11/15/41, valued at $20,613,113) (Total Amount to be Received Upon Repurchase $ 20,207,335)	20,207,330

	Total Investments (Cost: $755,661,752) (99.8%)	980,172,440
	Excess of Other Assets over Liabilities (0.2%)	1,904,907

	Net Assets (100.0%)	$982,077,347

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	3.2%
Air Freight & Logistics	3.4
Capital Markets	1.7
Chemicals	3.1
Communications Equipment	5.6
Computers & Peripherals	9.2
Energy Equipment & Services	8.2
Food & Staples Retailing	2.4
Food Products	2.9
Health Care Equipment & Supplies	1.8
Health Care Technology	3.3
Insurance	3.9
Internet & Catalog Retail	6.2
Internet Software & Services	6.5
IT Services	5.4
Life Sciences Tools & Services	2.6
Metals & Mining	2.4
Oil, Gas & Consumable Fuels	4.0
Pharmaceuticals	3.5
Professional Services	1.0
REIT	5.7
Semiconductors & Semiconductor Equipment	2.9
Software	5.7
Trading Companies & Distributors	3.1
Short-Term Investments	2.1

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.4% of Net Assets)
665,600	Hexcel Corp. (1)	$15,501,824

	Biotechnology (3.4%)
1,030,206	ArQule, Inc. (1)	6,232,746
604,399	AVEO Pharmaceuticals, Inc. (1)	7,917,627
1,998,612	Chelsea Therapeutics International, Ltd. (1)	2,138,515
352,200	Immunogen, Inc. (1)	5,684,508
505,000	Ironwood Pharmaceuticals, Inc. (1)	6,499,350
336,166	Theravance, Inc. (1)	9,792,516

	Total Biotechnology	38,265,262

	Capital Markets (1.8%)
492,678	Greenhill & Co., Inc.	19,569,170

	Chemicals (1.2%)
581,099	Kraton Performance Polymers, Inc. (1)	13,609,339

	Commercial Banks (3.0%)
586,500	SVB Financial Group (1)	33,905,565

	Communications Equipment (5.9%)
2,360,383	Aruba Networks, Inc. (1)	33,470,231
786,400	Ixia (1)	12,189,200
147,544	Palo Alto Networks, Inc. (1)	8,430,664
470,794	Procera Networks, Inc. (1)	11,995,831

	Total Communications Equipment	66,085,926

	Computers & Peripherals (1.1%)
618,232	Fusion-io, Inc. (1)	11,820,596

	Diversified Financial Services (0.8%)
278,875	MarketAxess Holdings, Inc.	8,427,603

	Electronic Equipment, Instruments & Components (5.9%)
370,950	Cognex Corp.	12,538,110
527,634	FARO Technologies, Inc. (1)	22,704,091
268,800	IPG Photonics Corp. (1)	13,931,904
518,186	Universal Display Corp. (1)	16,457,587

	Total Electronic Equipment, Instruments & Components	65,631,692

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Energy Equipment & Services (5.8%)
168,292	Core Laboratories N.V. (Netherlands)	$18,774,656
406,800	Forum Energy Technologies, Inc. (1)	8,477,712
594,442	Lufkin Industries, Inc.	27,374,054
109,300	OYO Geospace Corp. (1)	10,359,454

	Total Energy Equipment & Services	64,985,876

	Food & Staples Retailing (4.4%)
96,700	Natural Grocers by Vitamin Cottage, Inc. (1)	1,961,076
237,337	Pricesmart, Inc.	17,093,011
543,595	United Natural Foods, Inc. (1)	29,517,208

	Total Food & Staples Retailing	48,571,295

	Food Products (0.2%)
205,174	Smart Balance, Inc. (1)	1,953,256

	Health Care Equipment & Supplies (7.2%)
264,500	ABIOMED, Inc. (1)	5,964,475
1,614,614	DexCom, Inc. (1)	17,776,900
1,621,004	Endologix, Inc. (1)	19,046,797
85,795	HeartWare International, Inc. (1)	7,660,636
743,064	NxStage Medical, Inc. (1)	11,183,113
700,588	Volcano Corp. (1)	18,530,553

	Total Health Care Equipment & Supplies	80,162,474

	Health Care Technology (1.3%)
4,743,393	Merge Healthcare, Inc. (1)	14,040,443

	Hotels, Restaurants & Leisure (6.7%)
1,362,343	7 Days Group Holdings, Ltd. (ADR) (China) (1)	12,996,752
1,953,609	Arcos Dorados Holdings, Inc.	25,553,206
538,786	BJ’s Restaurants, Inc. (1)	21,325,150
196,056	Peet’s Coffee & Tea, Inc. (1)	14,782,622

	Total Hotels, Restaurants & Leisure	74,657,730

	Household Durables (3.4%)
934,420	Harman International Industries, Inc.	37,703,847

	Internet Software & Services (3.0%)
258,261	Brightcove, Inc. (1)	3,824,845

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Internet Software & Services (Continued)
507,965	Cornerstone OnDemand, Inc. (1)	$12,079,408
435,940	Demandware, Inc. (1)	10,711,046
414,000	SciQuest, Inc. (1)	7,046,280

	Total Internet Software & Services	33,661,579

	Life Sciences Tools & Services (2.3%)
514,761	Fluidigm Corp. (1)	6,697,041
470,800	Illumina, Inc. (1)	19,524,076

	Total Life Sciences Tools & Services	26,221,117

	Machinery (1.5%)
259,269	Chart Industries, Inc. (1)	16,816,187

	Metals & Mining (3.8%)
725,760	Carpenter Technology Corp.	34,734,874
418,700	Materion Corp. (1)	8,219,081

	Total Metals & Mining	42,953,955

	Oil, Gas & Consumable Fuels (2.1%)
424,100	Carrizo Oil & Gas, Inc. (1)	10,691,561
974,700	Midstates Petroleum Co., Inc. (1)	8,304,444
276,000	Sanchez Energy Corp. (1)	4,592,640

	Total Oil, Gas & Consumable Fuels	23,588,645

	Pharmaceuticals (5.2%)
1,792,220	Corcept Therapeutics, Inc. (1)	6,487,836
837,925	Impax Laboratories, Inc. (1)	18,618,694
549,428	MAP Pharmaceuticals, Inc. (1)	7,752,429
446,330	Optimer Pharmaceuticals, Inc. (1)	6,096,868
419,300	Salix Pharmaceuticals, Ltd. (1)	18,793,026

	Total Pharmaceuticals	57,748,853

	Road & Rail (3.0%)
330,700	Genesee & Wyoming, Inc. (1)	20,523,242
184,901	Kansas City Southern (1)	13,460,793

	Total Road & Rail	33,984,035

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (3.1%)
956,000	Cavium, Inc. (1)	$25,831,120
397,003	Exar Corp. (1)	2,937,822
171,492	Power Integrations, Inc.	6,043,378

	Total Semiconductors & Semiconductor Equipment	34,812,320

	Software (13.1%)
301,505	Guidewire Software, Inc. (1)	7,736,618
199,954	Infoblox, Inc. (1)	4,201,033
355,287	Jive Software, Inc. (1)	7,116,399
157,096	MicroStrategy, Inc. (1)	18,295,400
645,500	Netscout Systems, Inc. (1)	15,078,880
577,272	Proofpoint, Inc. (1)	7,977,899
1,118,463	PROS Holdings, Inc. (1)	15,591,374
1,108,562	QLIK Technologies, Inc. (1)	22,171,240
46,020	ServiceNow, Inc. (1)	1,242,540
404,600	Splunk, Inc. (1)	11,895,240
913,325	Synchronoss Technologies, Inc. (1)	17,462,774
195,531	Ultimate Software Group, Inc. (The) (1)	17,494,159

	Total Software	146,263,556

	Specialty Retail (0.1%)
45,185	Five Below, Inc. (1)	1,325,728

	Textiles, Apparel & Luxury Goods (3.6%)
1,879,000	Crocs, Inc. (1)	28,842,650
290,615	Steven Madden, Ltd. (1)	11,749,564

	Total Textiles, Apparel & Luxury Goods	40,592,214

	Trading Companies & Distributors (2.6%)
618,006	MRC Global, Inc. (1)	14,282,118
255,025	WESCO International, Inc. (1)	14,207,443

	Total Trading Companies & Distributors	28,489,561

	Total Common Stock (Cost: $1,029,373,405) (96.9%)	1,081,349,648

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $35,013,666) (3.1%)
$ 35,013,666	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $31,675,000, U.S. Treasury Bond, 3.125%, due 11/15/41, valued at $35,717,744) (Total Amount to be Received Upon Repurchase $35,013,666)	$35,013,666

	Total Investments (Cost: $1,064,387,071) (100.0%)	1,116,363,314
	Liabilities in Excess of Other Assets ((0.0)%)	(357,940)

	Net Assets (100.0%)	$1,116,005,374

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	1.4%
Biotechnology	3.4
Capital Markets	1.8
Chemicals	1.2
Commercial Banks	3.0
Communications Equipment	5.9
Computers & Peripherals	1.1
Diversified Financial Services	0.8
Electronic Equipment, Instruments & Components	5.9
Energy Equipment & Services	5.8
Food & Staples Retailing	4.4
Food Products	0.2
Health Care Equipment & Supplies	7.2
Health Care Technology	1.3
Hotels, Restaurants & Leisure	6.7
Household Durables	3.4
Internet Software & Services	3.0
Life Sciences Tools & Services	2.3
Machinery	1.5
Metals & Mining	3.8
Oil, Gas & Consumable Fuels	2.1
Pharmaceuticals	5.2
Road & Rail	3.0
Semiconductors & Semiconductor Equipment	3.1
Software	13.1
Specialty Retail	0.1
Textiles, Apparel & Luxury Goods	3.6
Trading Companies & Distributors	2.6
Short-Term Investments	3.1

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.1% of Net Assets)
17,600	BE Aerospace, Inc. (1)	$690,448
3,615	TransDigm Group, Inc. (1)	445,946

	Total Aerospace & Defense	1,136,394

	Biotechnology (3.6%)
50,791	Chelsea Therapeutics International, Ltd. (1)	54,346
16,036	Ironwood Pharmaceuticals, Inc. (1)	206,383
4,463	Pharmacyclics, Inc. (1)	237,476
10,968	Theravance, Inc. (1)	319,498
10,260	Vertex Pharmaceuticals, Inc. (1)	497,713

	Total Biotechnology	1,315,416

	Capital Markets (4.0%)
18,605	Stifel Financial Corp. (1)	560,011
15,070	T. Rowe Price Group, Inc.	915,502

	Total Capital Markets	1,475,513

	Commercial Banks (3.0%)
19,325	SVB Financial Group (1)	1,117,178

	Communications Equipment (6.9%)
79,980	Aruba Networks, Inc. (1)	1,134,117
12,085	F5 Networks, Inc. (1)	1,128,497
4,942	Palo Alto Networks, Inc. (1)	282,386

	Total Communications Equipment	2,545,000

	Computers & Peripherals (1.0%)
20,150	Fusion-io, Inc. (1)	385,268

	Electronic Equipment, Instruments & Components (3.8%)
12,321	Cognex Corp.	416,450
9,005	IPG Photonics Corp. (1)	466,729
17,037	Universal Display Corp. (1)	541,095

	Total Electronic Equipment, Instruments & Components	1,424,274

	Energy Equipment & Services (6.6%)
5,703	Core Laboratories N.V. (Netherlands)	636,227
13,769	Forum Energy Technologies, Inc. (1)	286,946
19,784	Lufkin Industries, Inc.	911,053
11,260	Oceaneering International, Inc. (1)	582,030

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Energy Equipment & Services (Continued)
153	OYO Geospace Corp. (1)	$14,501

	Total Energy Equipment & Services	2,430,757

	Food & Staples Retailing (3.8%)
6,055	Pricesmart, Inc.	436,081
18,160	United Natural Foods, Inc. (1)	986,088

	Total Food & Staples Retailing	1,422,169

	Health Care Equipment & Supplies (6.6%)
49,998	DexCom, Inc. (1)	550,478
55,301	Endologix, Inc. (1)	649,787
2,825	HeartWare International, Inc. (1)	252,244
25,125	NxStage Medical, Inc. (1)	378,131
23,294	Volcano Corp. (1)	616,126

	Total Health Care Equipment & Supplies	2,446,766

	Hotels, Restaurants & Leisure (7.9%)
33,911	7 Days Group Holdings, Ltd. (ADR) (China) (1)	323,511
64,741	Arcos Dorados Holdings, Inc.	846,813
35,594	Ctrip.com International, Ltd. (ADR) (China) (1)	444,213
6,258	Peet’s Coffee & Tea, Inc. (1)	471,853
15,375	Starwood Hotels & Resorts Worldwide, Inc.	832,556

	Total Hotels, Restaurants & Leisure	2,918,946

	Household Durables (3.4%)
31,331	Harman International Industries, Inc. (1)	1,264,206

	Internet Software & Services (3.1%)
5,530	LinkedIn Corp. (1)	567,654
13,300	Rackspace Hosting, Inc. (1)	583,604

	Total Internet Software & Services	1,151,258

	Life Sciences Tools & Services (4.3%)
10,701	Fluidigm Corp. (1)	139,220
15,620	Illumina, Inc. (1)	647,761
18,085	Life Technologies Corp. (1)	793,570

	Total Life Sciences Tools & Services	1,580,551

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Machinery (1.5%)
8,722	Chart Industries, Inc. (1)	$565,709

	Metals & Mining (3.8%)
35,800	Allegheny Technologies, Inc.	1,075,074
8,090	Cliffs Natural Resources, Inc.	330,800

	Total Metals & Mining	1,405,874

	Oil, Gas & Consumable Fuels (3.7%)
22,485	Carrizo Oil & Gas, Inc. (1)	566,847
32,315	Midstates Petroleum Co., Inc. (1)	275,324
12,705	Whiting Petroleum Corp. (1)	513,282

	Total Oil, Gas & Consumable Fuels	1,355,453

	Pharmaceuticals (6.3%)
22,315	Impax Laboratories, Inc. (1)	495,839
17,795	MAP Pharmaceuticals, Inc. (1)	251,088
42,145	Mylan, Inc. (1)	970,599
13,980	Salix Pharmaceuticals, Ltd. (1)	626,584

	Total Pharmaceuticals	2,344,110

	Road & Rail (3.3%)
10,945	Genesee & Wyoming, Inc. (1)	679,247
7,495	Kansas City Southern (1)	545,636

	Total Road & Rail	1,224,883

	Semiconductors & Semiconductor Equipment (3.9%)
30,918	ARM Holdings PLC (SP ADR) (United Kingdom)	803,249
24,395	Cavium, Inc. (1)	659,153

	Total Semiconductors & Semiconductor Equipment	1,462,402

	Software (7.3%)
15,790	ANSYS, Inc. (1)	946,768
36,588	QLIK Technologies, Inc. (1)	731,760
1,540	ServiceNow, Inc. (1)	41,580
13,575	Splunk, Inc. (1)	399,105
6,501	Ultimate Software Group, Inc. (The) (1)	581,645

	Total Software	2,700,858

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Specialty Retail (2.1%)
28,585	CarMax, Inc. (1)	$795,521

	Textiles, Apparel & Luxury Goods (3.0%)
31,000	Crocs, Inc. (1)	475,850
22,789	Gildan Activewear, Inc. (1)	641,282

	Total Textiles, Apparel & Luxury Goods	1,117,132

	Trading Companies & Distributors (1.3%)
7,135	MSC Industrial Direct Co., Inc.	490,389

	Total Common Stock (Cost: $37,705,509) (97.3%)	36,076,027

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $1,282,683) (3.5%)
$1,282,683	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $1,165,000, U.S. Treasury Bond, 3.125%, due 11/15/41, valued at $1,313,691) (Total Amount to be Received Upon Repurchase $1,282,684)	1,282,683

	Total Investments (Cost: $38,988,192) (100.8%)	37,358,710
	Liabilities in Excess of Other Assets (-0.8%)	(282,253)

	Net Assets (100.0%)	$37,076,457

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	3.1%
Biotechnology	3.6
Capital Markets	4.0
Commercial Banks	3.0
Communications Equipment	6.9
Computers & Peripherals	1.0
Electronic Equipment, Instruments & Components	3.8
Energy Equipment & Services	6.6
Food & Staples Retailing	3.8
Health Care Equipment & Supplies	6.6
Hotels, Restaurants & Leisure	7.9
Household Durables	3.4
Internet Software & Services	3.1
Life Sciences Tools & Services	4.3
Machinery	1.5
Metals & Mining	3.8
Oil, Gas & Consumable Fuels	3.7
Pharmaceuticals	6.3
Road & Rail	3.3
Semiconductors & Semiconductor Equipment	3.9
Software	7.3
Specialty Retail	2.1
Textiles, Apparel & Luxury Goods	3.0
Trading Companies & Distributors	1.3
Short-Term Investments	3.5

Total	100.8%

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund
Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.1% of Net Assets)
103,400	Textron, Inc.	$2,693,570

	Auto Components (2.3%)
165,600	Dana Holding Corp. (1)	2,182,608
25,750	Tenneco, Inc. (1)	754,217

	Total Auto Components	2,936,825

	Capital Markets (2.2%)
19,500	Cohen & Steers, Inc.	643,500
94,588	Invesco, Ltd.	2,093,232

	Total Capital Markets	2,736,732

	Chemicals (4.8%)
44,338	Celanese Corp.	1,690,608
43,314	Cytec Industries, Inc.	2,666,410
65,200	Ferro Corp. (1)	200,164
26,458	International Flavors & Fragrances, Inc.	1,474,769

	Total Chemicals	6,031,951

	Commercial Banks (4.3%)
26,866	Comerica, Inc.	811,622
182,158	Fulton Financial Corp.	1,674,032
263,393	KeyCorp	2,101,876
168,138	Synovus Financial Corp.	319,462
53,742	TCF Financial Corp.	555,155

	Total Commercial Banks	5,462,147

	Communications Equipment (2.5%)
356,600	Brocade Communications Systems, Inc. (1)	1,772,302
32,800	Harris Corp.	1,366,120

	Total Communications Equipment	3,138,422

	Computers & Peripherals (4.6%)
90,200	Seagate Technology PLC (Netherlands) (1)	2,707,804
78,426	Western Digital Corp. (1)	3,119,002

	Total Computers & Peripherals	5,826,806

	Construction & Engineering (1.4%)
47,103	Jacobs Engineering Group, Inc. (1)	1,816,763

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Construction Materials (0.5%)
16,900	Vulcan Materials Co.	$654,706

	Containers & Packaging (0.3%)
12,250	Packaging Corp. of America	377,178

	Diversified Financial Services (0.6%)
83,950	KKR Financial Holdings LLC	765,624

	Diversified Telecommunication Services (1.2%)
156,874	Windstream Corp.	1,562,465

	Electric Utilities (1.3%)
58,694	Hawaiian Electric Industries, Inc.	1,672,192

	Electronic Equipment, Instruments & Components (1.9%)
75,296	Avnet, Inc. (1)	2,371,824

	Energy Equipment & Services (3.2%)
31,574	Ensco PLC (United Kingdom)	1,715,415
111,482	Nabors Industries, Ltd. (1)	1,542,911
121,350	Newpark Resources, Inc. (1)	828,821

	Total Energy Equipment & Services	4,087,147

	Food Products (2.0%)
57,500	Campbell Soup Co.	1,903,825
53,900	Dole Food Co., Inc. (1)	634,403

	Total Food Products	2,538,228

	Health Care Equipment & Supplies (1.3%)
86,542	Hologic, Inc. (1)	1,602,758

	Health Care Providers & Services (3.5%)
55,636	Cigna Corp.	2,241,018
66,492	Coventry Health Care, Inc. (1)	2,216,178

	Total Health Care Providers & Services	4,457,196

	Hotels, Restaurants & Leisure (2.8%)
59,332	International Speedway Corp.	1,521,273
54,924	Marriott International, Inc.	2,000,332

	Total Hotels, Restaurants & Leisure	3,521,605

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Household Durables (6.7%)
22,900	Harman International Industries, Inc.	$924,015
35,900	Jarden Corp.	1,622,680
88,950	KB HOME	821,898
78,620	Lennar Corp.	2,296,490
98,565	Toll Brothers, Inc. (1)	2,875,141

	Total Household Durables	8,540,224

	Household Products (2.1%)
33,595	Energizer Holdings, Inc. (1)	2,612,683

	Independent Power Producers & Energy Traders (1.2%)
131,300	AES Corporation (The) (1)	1,583,478

	Insurance (5.2%)
49,986	Arch Capital Group, Ltd. (1)	1,939,457
66,000	MBIA, Inc. (1)	630,300
10,663	PartnerRe, Ltd.	772,428
20,800	Reinsurance Group of America, Inc.	1,157,936
56,300	Willis Group Holdings PLC	2,081,974

	Total Insurance	6,582,095

	Internet & Catalog Retail (1.3%)
29,526	Expedia, Inc.	1,682,687

	Internet Software & Services (0.6%)
104,000	Monster Worldwide, Inc. (1)	754,000

	IT Services (0.3%)
13,300	Computer Sciences Corp.	327,446

	Life Sciences Tools & Services (1.9%)
52,163	Covance, Inc. (1)	2,448,531

	Machinery (6.7%)
32,619	Dover Corp.	1,776,757
14,169	Joy Global, Inc.	735,938
65,000	Kennametal, Inc.	2,398,500
32,945	SPX Corp.	2,000,420
83,908	Terex Corp. (1)	1,636,206

	Total Machinery	8,547,821

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Metals & Mining (3.1%)
16,250	Allegheny Technologies, Inc.	$487,988
19,800	Cliffs Natural Resources, Inc.	809,622
124,407	Commercial Metals Co.	1,603,606
50,000	Worthington Industries, Inc.	1,085,000

	Total Metals & Mining	3,986,216

	Multi-Utilities (0.7%)
32,500	Avista Corp.	899,600

	Oil, Gas & Consumable Fuels (4.0%)
107,894	Denbury Resources, Inc. (1)	1,631,357
33,398	Murphy Oil Corp.	1,792,137
60,400	Tesoro Corp. (1)	1,670,060

	Total Oil, Gas & Consumable Fuels	5,093,554

	Pharmaceuticals (2.3%)
30,000	Hospira, Inc. (1)	1,042,500
83,550	Mylan, Inc. (1)	1,924,156

	Total Pharmaceuticals	2,966,656

	Real Estate Management & Development (0.7%)
12,350	Jones Lang LaSalle, Inc.	823,622

	REIT (6.5%)
15,076	Digital Realty Trust, Inc.	1,176,983
17,259	Health Care REIT, Inc.	1,074,028
19,312	Home Properties, Inc.	1,267,060
20,472	Kilroy Realty Corp.	969,145
111,045	Kimco Realty Corp.	2,164,267
42,813	Liberty Property Trust	1,553,684

	Total REIT	8,205,167

	Semiconductors & Semiconductor Equipment (5.8%)
66,727	Broadcom Corp. (1)	2,260,711
47,950	International Rectifier Corp. (1)	817,068
24,600	Lam Research Corp. (1)	846,486
75,576	Maxim Integrated Products, Inc.	2,057,934
93,400	Teradyne, Inc. (1)	1,373,914

	Total Semiconductors & Semiconductor Equipment	7,356,113

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Common Stock	Value
	Software (0.9%)
93,000	Activision Blizzard, Inc.	$1,118,790

	Specialty Retail (7.0%)
134,905	American Eagle Outfitters, Inc.	2,808,722
23,600	ANN, Inc. (1)	639,088
11,850	Asbury Automotive Group, Inc. (1)	309,996
9,900	Children’s Place Retail Stores, Inc. (The) (1)	502,920
48,569	Foot Locker, Inc.	1,603,748
60,250	GameStop Corp. (1)	965,205
68,400	Gap, Inc. (The)	2,017,116

	Total Specialty Retail	8,846,795

	Total Common Stock (Cost: $111,962,660) (99.8%)	126,629,617

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $1,004,935) (0.8%)
$1,004,935	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $910,000, U.S. Treasury Bond, 3.125%, due 11/15/41, valued at $1,026,145) (Total Amount to be Received Upon Repurchase $1,004,936)	1,004,935

	Total Investments (Cost: $112,967,595) (100.6%)	127,634,552
	Liabilities in Excess of Other Assets (-0.6%)	(808,326)

	Net Assets (100.0%)	$126,826,226

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	2.1%
Auto Components	2.3
Capital Markets	2.2
Chemicals	4.8
Commercial Banks	4.3
Communications Equipment	2.5
Computers & Peripherals	4.6
Construction & Engineering	1.4
Construction Materials	0.5
Containers & Packaging	0.3
Diversified Financial Services	0.6
Diversified Telecommunication Services	1.2
Electric Utilities	1.3
Electronic Equipment, Instruments & Components	1.9
Energy Equipment & Services	3.2
Food Products	2.0
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	3.5
Hotels, Restaurants & Leisure	2.8
Household Durables	6.7
Household Products	2.1
Independent Power Producers & Energy Traders	1.2
Insurance	5.2
Internet & Catalog Retail	1.3
Internet Software & Services	0.6
IT Services	0.3
Life Sciences Tools & Services	1.9
Machinery	6.7
Metals & Mining	3.1
Multi-Utilities	0.7
Oil, Gas & Consumable Fuels	4.0
Pharmaceuticals	2.3
REIT	6.5
Real Estate Management & Development	0.7
Semiconductors & Semiconductor Equipment	5.8
Software	0.9
Specialty Retail	7.0
Short-Term Investments	0.8

Total	100.6%

See accompanying notes to Schedule of Investments.

TCW Global Conservative Allocation Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Fund (58.6% of Net Assets)
847,067	TCW Total Return Bond Fund — I Class (1)	$8,496,086

	Diversified U.S. Equity Funds (31.5%)
24,467	TCW Growth Equities Fund — I Class (1)(2)	326,141
61,764	TCW Relative Value Large Cap Fund — I Class (1)	881,372
175,127	TCW Select Equities Fund — I Class (1)(2)	3,351,929

	Total Diversified U.S. Equity Funds	4,559,442

	Exchange-Traded Funds (5.5%)
29,800	ProShares UltraShort Euro (2)	657,686
7,780	ProShares UltraShort Gold (2)	134,438

	Total Exchange-Traded Funds	792,124

	Money Market Investment (3.7%)
538,280	Fidelity Institutional Prime Money Market Portfolio — Institutional Class, 0.1% (3)	538,280

	Total Investment Companies (Cost: $13,567,409) (99.3%)	14,385,932

	Total Investments (Cost: $13,567,409) (99.3%)	14,385,932
	Excess of Other Assets over Liabilities (0.7%)	99,107

	Net Assets (100.0%)	$14,485,039

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

(3)	Rate disclosed, the 7-day net yield, is as of July 31, 2012.

See accompanying notes to Schedule of Investments.

TCW Global Conservative Allocation Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Diversified Fixed Income Fund	58.6%
Diversified U.S. Equity Funds	31.5
Exchange-Traded Funds	5.5
Money Market Investment	3.7

Total	99.3%

See accompanying notes to Schedule of Investments.

TCW Global Flexible Allocation Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Investment Companies	Value
	Diversified International Fixed Income Fund (3.7% of Net Assets)
6,616	TCW Emerging Markets Income Fund — I Class (1)	$59,678

	Diversified U.S. Equity Funds (43.3%)
3,542	TCW Growth Equities Fund — I Class (1)(2)	47,215
14,786	TCW Relative Value Large Cap Fund — I Class (1)	210,996
18,949	TCW Select Equities Fund — I Class (1)(2)	362,690
1,394	TCW Small Cap Growth Fund — I Class (1)(2)	36,121
2,735	TCW Value Opportunities Fund — I Class (1)	52,321

	Total Diversified U.S. Equity Funds	709,343

	Diversified U.S. Fixed Income Funds (13.2%)
3,038	Metropolitan West High Yield Bond Fund — I Class (1)	30,869
18,489	TCW Total Return Bond Fund — I Class (1)	185,447

	Total Diversified U.S. Fixed Income Funds	216,316

	Exchange-Traded Funds (21.9%)
700	Direxion Daily India Bear 3X Shares (2)	20,279
6,210	iShares MSCI Japan Index Fund	55,828
9,495	ProShares UltraShort Euro (2)	209,555
2,680	ProShares UltraShort Gold (2)	46,310
950	ProShares UltraShort MSCI Emerging Markets (2)	27,179

	Total Exchange-Traded Funds	359,151

	Total Investment Companies (Cost: $1,205,038) (82.1%)	1,344,488

	Exchange-Traded Limited Partnership (Cost: $57,845) (2.9%)
1,430	United States Oil Fund LP (2)	46,733

	Total Investments (Cost: $1,262,883) (85.0%)	1,391,221
	Excess of Other Assets over Liabilities (15.0%)	245,343

	Net Assets (100.0%)	$1,636,564

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Global Flexible Allocation Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Diversified International Fixed Income Fund	3.7%
Diversified U.S. Equity Funds	43.3
Diversified U.S. Fixed Income Funds	13.2
Exchange-Traded Funds	21.9
Exchange-Traded Limited Partnership	2.9

Total	85.0%

See accompanying notes to Schedule of Investments.

TCW Global Moderate Allocation Fund

Schedule of Investments (Unaudited)	July 31, 2012

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (31.9% of Net Assets)
48,548	Metropolitan West High Yield Bond Fund — I Class (1)	$493,244
45,453	Metropolitan West Total Return Bond Fund — I Class (1)	493,166
251,181	TCW Total Return Bond Fund — I Class (1)	2,519,344

	Total Diversified Fixed Income Funds	3,505,754

	Diversified U.S. Equity Funds (44.6%)
30,960	TCW Growth Equities Fund — I Class (1)(2)	412,691
83,296	TCW Relative Value Large Cap Fund — I Class (1)	1,188,634
154,157	TCW Select Equities Fund — I Class (1)(2)	2,950,570
17,881	TCW Value Opportunities Fund — I Class (1)	342,060

	Total Diversified U.S. Equity Funds	4,893,955

	Exchange-Traded Funds (16.2%)
3,340	Direxion Daily India Bear 3X Shares (2)	96,760
10,150	iShares MSCI Japan Index Fund	91,249
50,680	ProShares UltraShort Euro (2)	1,118,508
15,190	ProShares UltraShort Gold (2)	262,483
7,230	ProShares UltraShort MSCI Emerging Markets (2)	206,850

	Total Exchange-Traded Funds	1,775,850

	Total Investment Companies (Cost: $8,895,645) (92.7%)	10,175,559

	Total Investments (Cost: $8,895,645) (92.7%)	10,175,559
	Excess of Other Assets over Liabilities (7.3%)	805,888

	Net Assets (100.0%)	$10,981,447

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Global Moderate Allocation Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	31.9%
Diversified U.S. Equity Funds	44.6
Exchange-Traded Funds	16.2

Total	92.7%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York, NASDAQ or other stock exchanges are valued at the latest sale price (or official closing price as reported) on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price, as furnished by independent pricing services. Investments in the Allocation Funds are valued based on the net asset value per share of the underlying funds.

The TCW Funds, Inc. (the “Company”) has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for the TCW Emerging Markets Equities Fund and the TCW International Small Cap Fund that invest in foreign equity securities (exclusive of Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and is not to be dependent on certain thresholds or triggers.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the TCW Investment Management Company (the “Advisor”) that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Options contracts. Exchange listed option contracts traded on securities exchanges are fair value based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise, the fair value would categorized as Level 3. Option contracts traded over-the-counter (OTC) are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Short-term investments. Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2.

The Funds, with the exception of the TCW Emerging Markets Equities Fund and the TCW International Small Cap Fund, had all investments at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2, as of July 31, 2012.

The following is a summary of the inputs used as of July 31, 2012 in valuing the TCW Emerging Markets Equities Fund and the TCW International Small Cap Fund investments:

TCW Emerging Markets Equities Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Securities
Common Stock
Air Freight & Logistics	$—	$154,617	$—	$154,617
Airlines	—	84,896	—	84,896
Auto Components	—	71,720	—	71,720
Automobiles	—	147,795	—	147,795
Capital Markets	26,614	—	—	26,614
Chemicals	—	131,166	—	131,166
Commercial Banks	579,444	1,136,560	—	1,716,004
Communications Equipment	45,954	—	—	45,954
Construction & Engineering	—	59,231	—	59,231
Construction Materials	—	128,503	—	128,503
Diversified Telecommunication Services	556,032	440,207	—	996,239
Electric Utilities	143,186	—	—	143,186
Electrical Equipment	—	164,178	—	164,178
Electronic Equipment, Instruments & Components	—	408,990	—	408,990
Energy Equipment & Services	206,755	—	—	206,755
Exchange-Traded Fund	219,156	—	—	219,156
Food & Staples Retailing	138,210	176,958	—	315,168
Food Products	—	419,113	—	419,113
Hotels, Restaurants & Leisure	66,476	31,786	—	98,262
Household Durables	70,200	—	—	70,200
Independent Power Producers & Energy Traders	—	101,289	—	101,289
Insurance	—	134,370	—	134,370
Internet Software & Services	484,947	118,016	—	602,963
IT Services	55,585	—	—	55,585
Machinery	—	73,104	—	73,104
Media	237,016	—	—	237,016
Metals & Mining	318,155	76,781	—	394,936
Multiline Retail	79,596	66,202	—	145,798
Oil, Gas & Consumable Fuels	478,559	204,000	—	682,559
Personal Products	—	184,399	—	184,399
Pharmaceuticals	—	61,182	—	61,182
Semiconductors & Semiconductor Equipment	—	1,176,192	—	1,176,192
Specialty Retail	—	165,000	—	165,000
Trading Companies & Distributors	—	102,426	—	102,426
Water Utilities	84,400	—	—	84,400
Wireless Telecommunication Services	990,944	375,625	—	1,366,569

Total Common Stock	4,781,229	6,394,306	—	11,175,535

Preferred Stock
Automobiles	—	138,740	—	138,740
Commercial Banks	233,979	49,724	—	283,703
Multiline Retail	133,521	—	—	133,521
Semiconductors & Semiconductor Equipment	—	170,406	—	170,406

Total Preferred Stock	367,500	358,870	—	726,370

Total Equity Securities	5,148,729	6,753,176	—	11,901,905

Short-Term Investment	—	1,100,484	—	1,100,484

Total	$5,148,729	$7,853,660	$—	$13,002,389

TCW International Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Biotechnology	$75,772	$—	$—	$75,772
Capital Markets	702,997	442,978	—	1,145,975
Chemicals	441,120	—	—	441,120
Commercial Banks	—	917,224	—	917,224
Commercial Services & Supplies	547,572	763,785	—	1,311,357
Consumer Finance	—	866,764	—	866,764
Diversified Financial Services	—	1,990,693	—	1,990,693
Hotels, Restaurants & Leisure	—	926,964	—	926,964
Insurance	398,570	—	—	398,570
Internet & Catalog Retail	—	398,339	—	398,339
Internet Software & Services	312,750	1,650,615	—	1,963,365
IT Services	—	495,570	—	495,570
Media	—	1,213,632	—	1,213,632
Metals & Mining	4,177,419	1,792,871	—	5,970,290
Multiline Retail	—	922,191	—	922,191
Oil, Gas & Consumable Fuels	4,374,652	698,271	—	5,072,923
Professional Services	534,355	—	—	534,355
Real Estate Management & Development	676,807	959,690	—	1,636,497
Road & Rail	—	337,282	—	337,282
Specialty Retail	—	1,078,789	—	1,078,789
Trading Companies & Distributors	—	508,801	—	508,801

Total Common Stock	12,242,014	15,964,459	—	28,206,473

Purchased Options	380,800	206,032	—	586,832

Short-Term Investments	—	323,377	—	323,377

Total	$12,622,814	$16,493,868	$—	$29,116,682

There were no transfers out of Level 1 and into Level 2 of the fair value hierarchy during the period ended July 31, 2012.

The Funds held no investments or other financial instruments at July 31, 2012 whose fair value was categorized using Level 3 inputs.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the nine months ended July 31, 2012, the TCW International Small Cap Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (dollar amounts in thousands):

	Equity Risk	Foreign Exchange Risk	Total
TCW International Small Cap Fund
Asset Derivatives
Purchased Options	$381	$206	$587

Contracts
Purchased Options†	224	350,000	350,224

†	Amount represents the number of contracts outstanding at the end of the period.

Options. The TCW International Small Cap Fund purchased call and put options on securities indices and on foreign currencies. A Fund may purchase and sell put and call options on an index of securities to enhance investment performance and to protect against changes in market prices.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. TCW Emerging Markets Equities Fund used purchased options to protect against declining European markets. TCW International Small Cap Fund used purchase options as a hedge against general U.S. dollar strength for the portfolio, and the Fund is using the Japanese Yen as the currency of choice. Option contracts purchased by the Funds and outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Note 2 – Federal Income Taxes

At July 31, 2012, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Value Fund	$2,458	$(1,936)	$522	$23,066
TCW Dividend Focused Fund	93,869	(40,330)	53,539	563,173
TCW Emerging Markets Equities Fund	920	(1,542)	(622)	13,624
TCW Growth Fund	3,256	(1,528)	1,728	26,779
TCW Growth Equities Fund	16,355	(8,258)	8,097	80,596
TCW International Small Cap Fund	2,433	(4,755)	(2,322)	31,439
TCW Relative Value Large Cap Fund	77,809	(36,440)	41,369	700,487
TCW Select Equities Fund	235,097	(12,010)	223,087	757,085
TCW Small Cap Growth Fund	119,779	(72,384)	47,395	1,068,968
TCW SMID Cap Growth Fund	2,660	(4,868)	(2,208)	39,567
TCW Value Opportunities Fund	18,394	(6,308)	12,086	115,549
TCW Global Conservative Allocation Fund	807	(13)	794	13,592
TCW Global Flexible Allocation Fund	114	(19)	95	1,296
TCW Global Moderate Allocation Fund	1,273	(20)	1,253	8,923

Note 3 – Transactions with Affiliates

The summary of Allocation Funds transactions in the affiliated funds for the period November 1, 2011 through July 31, 2012 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (In Thousands)
TCW Global Conservative Allocation Fund
Metropolitan West Total Return Bond Fund — I Class	242,047	—	242,047	—	$—
TCW Growth Equities Fund — I Class	68,146	5,996	49,675	24,467	326
TCW Money Market Fund — I Class	—	600,970	600,970	—	—
TCW Relative Value Large Cap Fund — I Class	123,307	18,203	79,746	61,764	881
TCW Select Equities Fund — I Class	182,727	42,315	49,915	175,127	3,352
TCW Total Return Bond Fund — I Class	396,413	524,519	73,865	847,067	8,496

Total					$13,055

TCW Global Flexible Allocation Fund
Metropolitan West High Yield Bond Fund — I Class	5,440	554	2,956	3,038	$31
TCW Emerging Markets Income Fund — I Class	17,636	1,074	12,094	6,616	60
TCW Growth Equities Fund — I Class	8,787	503	5,748	3,542	47
TCW Relative Value Large Cap Fund — I Class	20,051	1,909	7,174	14,786	211
TCW Select Equities Fund — I Class	19,723	2,275	3,049	18,949	363
TCW Small Cap Growth Fund — I Class	3,363	145	2,114	1,394	36
TCW Value Opportunities Fund — I Class	2,749	301	315	2,735	52
TCW Total Return Bond Fund — I Class	5,449	14,673	1,633	18,489	185

Total					$985

TCW Global Moderate Allocation Fund
Metropolitan West High Yield Bond Fund — I Class	158,151	5,751	115,354	48,548	$493
Metropolitan West Total Return Bond Fund — I Class	74,081	10,966	39,594	45,453	493
TCW Growth Equities Fund — I Class	85,871	2,155	57,066	30,960	413
TCW Relative Value Large Cap Fund — I Class	132,834	912	50,450	83,296	1,189
TCW Select Equities Fund — I Class	177,890	2,197	25,930	154,157	2,951
TCW Total Return Bond Fund — I Class	150,349	133,801	32,969	251,181	2,519
TCW Value Opportunities Fund — I Class	33,836	213	16,168	17,881	342

Total					$8,400

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at July 31, 2012.

Note 5 – Recently Issued Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting arrangements, to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013 and an entity should provide the disclosures required by the amendments retrospectively for all comparative periods presented. The Fund is in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

Note 6 – Subsequent Events

On July 2, 2012, the Company announced the liquidation of the TCW Emerging Markets Equities Fund to be effective August 31, 2012. All shareholders were redeemed out of the Fund using the net asset value per share at August 31, 2012.

On August 9, 2012, Société Générale (“SocGen”) has signed a definitive agreement to sell SocGen’s interest in The TCW Group, Inc. (“TCW”) to The Carlyle Group (“Carlyle”), a global alternative asset manager, and to the management of TCW. Equity for the transaction will come from two Carlyle investment funds, as well as from TCW’s management. As a result of the transaction, TCW management and employees will increase their ownership in the firm to approximately 40% on a fully diluted basis. The transaction is expected to close in the first quarter of 2013.

The Advisor which is a wholly-owned subsidiary of TCW, does not anticipate that TCW’s sale will result in any change in the personnel engaged in the management of the Funds or any change to the investment objective or policies of the Funds. The Advisor’s continued service to the Funds after the transaction has closed is subject to the approval of a new investment advisory agreement by the Company’s Board of Directors and the shareholders of the Funds. Please watch for shareholder proxy materials, which are expected to be available later this year.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (21.4%)
	Agriculture (0.0% of Net Assets)
$425,000	Altria Group, Inc., 8.5%, due 11/10/13	$465,638

	Airlines (1.0%)
1,213,098	American Airlines, Inc. Pass-Through Certificates, (11-2-A), 8.625%, due 04/15/23 (EETC)	1,285,884
420,007	Continental Airlines, Inc. Pass-Through Certificates, (00-1-A1), 8.048%, due 05/01/22 (EETC)	469,358
77,073	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	84,973
901,746	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 7.25%, due 05/10/21 (EETC)	1,025,735
1,183,264	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 9%, due 01/08/18 (EETC)	1,369,628
1,070,703	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	1,159,036
615,339	Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 10/01/23 (EETC)	681,487
701,582	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	740,169
2,550,000	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	2,671,125

	Total Airlines	9,487,395

	Auto Manufacturers (0.2%)
1,350,000	Daimler Finance North America LLC, (144A), 1.875%, due 09/15/14 (1)	1,362,603
350,000	Daimler Finance North America LLC, 6.5%, due 11/15/13	375,296

	Total Auto Manufacturers	1,737,899

	Banks (7.0%)
2,306,000	Abbey National Treasury Services PLC (United Kingdom), (144A), 3.875%, due 11/10/14 (1)	2,306,461
1,000,000	Bank of America Corp., 2.008%, due 07/11/14 (2)	992,889
620,000	Bank of America Corp., 5.625%, due 10/14/16	685,303
1,600,000	Bank of America Corp., 5.625%, due 07/01/20	1,779,362
1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,214,392
1,500,000	Bank of America Corp., 5.7%, due 01/24/22	1,708,335
775,000	Bank of America Corp., 5.875%, due 01/05/21	876,751
165,000	Bank of America Corp., 7.375%, due 05/15/14	179,221
2,550,000	Bank of America N.A., 0.748%, due 06/15/16 (2)	2,306,952
1,000,000	Bank of America N.A., 0.768%, due 06/15/17 (2)	861,248
1,250,000	Bank of America N.A., 5.3%, due 03/15/17	1,342,509
2,300,000	Bank of America N.A., 6.1%, due 06/15/17	2,543,989
2,500,000	Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14	2,551,614

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$250,000	Barclays Bank PLC (United Kingdom), 5%, due 09/22/16	$272,950
1,000,000	Chase Capital II, 0.947%, due 02/01/27 (2)	720,459
2,500,000	Chase Capital VI, 1.072%, due 08/01/28 (2)	1,850,000
4,000,000	Citigroup, Inc., 2.167%, due 05/15/18 (2)	3,809,744
1,500,000	Citigroup, Inc., 4.5%, due 01/14/22	1,577,793
425,000	Citigroup, Inc., 6%, due 08/15/17	481,242
275,000	Citigroup, Inc., 6.125%, due 05/15/18	314,074
1,400,000	Citigroup, Inc., 6.375%, due 08/12/14	1,511,839
1,550,000	Citigroup, Inc., 8.125%, due 07/15/39	2,217,873
725,000	Citigroup, Inc., 8.5%, due 05/22/19	920,535
3,500,000	Commonwealth Bank of Australia/New York, 1.95%, due 03/16/15	3,568,611
475,000	Credit Suisse New York (Switzerland), 5.5%, due 05/01/14	506,740
500,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	584,443
475,000	First Chicago NBD Institutional Capital I, 0.997%, due 02/01/27 (2)	340,567
500,000	Goldman Sachs Group, Inc. (The), 1.466%, due 02/07/14 (2)	495,183
2,000,000	Goldman Sachs Group, Inc. (The), 5.75%, due 01/24/22	2,184,653
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	55,233
1,550,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	1,739,157
250,000	Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19	294,171
1,245,000	HSBC Holdings PLC (United Kingdom), 4.875%, due 01/14/22	1,409,505
1,500,000	JPMorgan Chase & Co., 3.15%, due 07/05/16	1,577,410
500,000	JPMorgan Chase Bank N.A., 5.875%, due 06/13/16	560,805
3,875,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	4,509,977
2,230,000	JPMorgan Chase Capital XIII, 1.411%, due 09/30/34 (2)	1,561,000
125,000	Korea Development Bank (South Korea), 5.3%, due 01/17/13	127,138
250,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	261,366
150,000	Korea Development Bank (South Korea), 8%, due 01/23/14	163,284
1,500,000	Lloyds TSB Bank PLC (United Kingdom), 4.2%, due 03/28/17	1,568,171
850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (1)	937,293
1,290,000	Morgan Stanley, 0.905%, due 10/18/16 (2)	1,136,234
400,000	Morgan Stanley, 0.935%, due 10/15/15 (2)	365,350
575,000	Morgan Stanley, 5.45%, due 01/09/17	593,179
600,000	Morgan Stanley, 5.5%, due 07/24/20	604,197
750,000	Morgan Stanley, 5.625%, due 09/23/19	753,770
975,000	Morgan Stanley, 6.625%, due 04/01/18	1,043,426
375,000	Morgan Stanley, 7.3%, due 05/13/19	413,832
2,250,000	National Australia Bank/New York, 2.75%, due 03/09/17	2,319,614
1,875,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17	1,976,444
450,000	Royal Bank of Scotland PLC (The) (United Kingdom), 3.95%, due 09/21/15	462,036

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$325,000	Royal Bank of Scotland PLC (The) (United Kingdom), 4.875%, due 03/16/15	$341,993
375,000	US Bank N.A., 6.3%, due 02/04/14	406,306
250,000	Wachovia Corp., 5.5%, due 05/01/13	259,332
550,000	Westpac Banking Corp. (Australia), 2.1%, due 08/02/13	558,721

	Total Banks	66,704,676

	Beverages (0.6%)
5,000,000	Anheuser-Busch InBev Worldwide, Inc., 2.5%, due 07/15/22	5,088,470
210,000	Coca-Cola Enterprises, Inc., 7.375%, due 03/03/14	232,295

	Total Beverages	5,320,765

	Chemicals (0.0%)
350,000	Rohm and Haas Co., 6%, due 09/15/17	410,472

	Diversified Financial Services (2.0%)
350,000	American Express Co., 7.25%, due 05/20/14	388,357
2,065,000	General Electric Capital Corp., 0.846%, due 05/05/26 (2)	1,694,669
2,225,000	General Electric Capital Corp., 0.947%, due 08/15/36 (2)	1,642,277
1,250,000	General Electric Capital Corp., 4.375%, due 09/16/20	1,376,797
1,000,000	General Electric Capital Corp., 4.65%, due 10/17/21	1,142,198
250,000	General Electric Capital Corp., 4.8%, due 05/01/13	257,968
250,000	General Electric Capital Corp., 5.5%, due 01/08/20	295,178
1,000,000	General Electric Capital Corp., 5.875%, due 01/14/38	1,215,710
500,000	General Electric Capital Corp., 6.75%, due 03/15/32	648,629
375,000	General Electric Capital Corp., 6.875%, due 01/10/39	514,043
1,250,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (1)	1,331,250
1,000,000	International Lease Finance Corp., (144A), 6.75%, due 09/01/16 (1)	1,095,000
125,000	John Deere Capital Corp., 4.9%, due 09/09/13	131,160
475,000	JPMorgan Chase & Co. (originally issued by Bear Stearns & Co.), 7.25%, due 02/01/18	587,491
125,000	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	182,921
3,440,000	NCUA Guaranteed Notes, 0.269%, due 06/12/13 (2)	3,440,000
1,500,000	Pipeline Funding Co. LLC, (144A), 7.5%, due 01/15/30 (1)	1,714,827
1,700,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	1,751,000

	Total Diversified Financial Services	19,409,475

	Electric (1.2%)
875,000	Exelon Generation Co. LLC, 5.75%, due 10/01/41	955,133
2,000,000	NiSource Finance Corp., 5.25%, due 02/15/43	2,185,914
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	490,584
2,250,000	Oncor Electric Delivery Co. LLC, 5.25%, due 09/30/40	2,453,129

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Electric (Continued)
$1,000,000	Oncor Electric Delivery Co. LLC, (144A), 5.3%, due 06/01/42 (1)	$1,135,918
2,545,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	3,095,655
250,000	Southern Power Co., 4.875%, due 07/15/15	274,124
1,000,000	Tucson Electric Power Co., 5.15%, due 11/15/21	1,101,429

	Total Electric	11,691,886

	Energy-Alternate Sources (0.1%)
522,724	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35 (1)	592,618

	Environmental Control (0.0%)
50,000	Waste Management, Inc., 7%, due 07/15/28	67,888

	Food (0.5%)
2,500,000	Kraft Foods Group, Inc., (144A), 3.5%, due 06/06/22 (1)	2,636,339
143,000	Kraft Foods Group, Inc., (144A), 5.375%, due 02/10/20 (1)	170,592
132,000	Kraft Foods, Inc., 5.375%, due 02/10/20	158,368
900,000	Kraft Foods, Inc., 6.5%, due 02/09/40	1,237,648
125,000	Kroger Co., 5.5%, due 02/01/13	128,051
50,000	Kroger Co., 7.5%, due 01/15/14	54,724
250,000	Safeway, Inc., 5.8%, due 08/15/12	250,388

	Total Food	4,636,110

	Gas (0.6%)
2,000,000	Florida Gas Transmission Co. LLC, (144A), 3.875%, due 07/15/22 (1)	2,064,293
500,000	Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (1)	521,341
350,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19 (1)	444,671
2,300,000	Southwest Gas Corp., 3.875%, due 04/01/22	2,497,802

	Total Gas	5,528,107

	Healthcare-Products (0.2%)
1,200,000	Boston Scientific Corp., 6%, due 01/15/20	1,441,464
250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	302,699

	Total Healthcare-Products	1,744,163

	Healthcare-Services (0.1%)
250,000	WellPoint, Inc., 5.25%, due 01/15/16	280,277
175,000	WellPoint, Inc., 5.875%, due 06/15/17	206,765

	Total Healthcare-Services	487,042

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Insurance (1.7%)
$2,700,000	Berkshire Hathaway Finance Corp., 4.4%, due 05/15/42	$2,877,077
425,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	468,123
1,000,000	Berkshire Hathaway, Inc., 3.75%, due 08/15/21	1,098,813
225,000	Farmers Exchange Capital, (144A), 7.05%, due 07/15/28 (1)	273,134
875,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48 (1)	1,035,450
862,000	Farmers Insurance Exchange, (144A), 8.625%, due 05/01/24 (1)	1,174,967
250,000	Farmers Insurance Exchange, (144A), 6%, due 08/01/14 (1)	267,684
500,000	Guardian Life Insurance Co. of America, (144A), 7.375%, due 09/30/39 (1)	668,910
300,000	MetLife, Inc., 5.7%, due 06/15/35	367,233
4,000,000	Metropolitan Life Global Funding I, (144A), 3.875%, due 04/11/22 (1)	4,278,360
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,090,856
1,700,000	Prudential Financial, Inc., 5.7%, due 12/14/36	1,828,833
750,000	Prudential Holdings LLC, (144A), 8.695%, due 12/18/23 (1)	944,063

	Total Insurance	16,373,503

	Iron & Steel (0.0%)
380,000	ArcelorMittal, 4.5%, due 02/25/17	376,853

	Media (0.3%)
250,000	Comcast Corp., 5.3%, due 01/15/14	266,127
750,000	NBCUniversal Media LLC, 4.375%, due 04/01/21	847,656
200,000	NBCUniversal Media LLC, 5.15%, due 04/30/20	236,470
175,000	News America, Inc., 6.15%, due 03/01/37	213,497
150,000	News America, Inc., 6.4%, due 12/15/35	187,904
750,000	Time Warner Cable, Inc., 4%, due 09/01/21	823,585
75,000	Time Warner Cable, Inc., 7.5%, due 04/01/14	83,161
225,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	322,687

	Total Media	2,981,087

	Mining (0.0%)
300,000	Southern Copper Corp. (Peru), 7.5%, due 07/27/35	369,143

	Oil & Gas (0.3%)
250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	289,242
50,000	Petrobras International Finance Co. (Brazil), 6.875%, due 01/20/40	63,299
300,000	Petrobras International Finance Co. (Brazil), 7.875%, due 03/15/19	370,305
2,250,000	Phillips 66, (144A), 2.95%, due 05/01/17 (1)	2,357,492

	Total Oil & Gas	3,080,338

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Pharmaceuticals (0.3%)
$250,000	Abbott Laboratories, 5.6%, due 11/30/17	$306,260
250,000	Eli Lilly & Co., 5.2%, due 03/15/17	295,004
2,042,000	Express Scripts Holding Co., (144A), 2.75%, due 11/21/14 (1)	2,105,143
50,000	McKesson Corp., 6.5%, due 02/15/14	54,258
200,000	McKesson HBOC, Inc., 5.7%, due 03/01/17	235,264

	Total Pharmaceuticals	2,995,929

	Pipelines (1.7%)
460,000	CenterPoint Energy Resources Corp., 6.15%, due 05/01/16	532,641
1,000,000	El Paso Pipeline Partners Operating Co. LLC, 5%, due 10/01/21	1,095,000
675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	788,490
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	1,027,066
1,040,000	Southern Natural Gas Co. LLC, 7.35%, due 02/15/31	1,358,343
300,000	Spectra Energy Capital LLC, 7.5%, due 09/15/38	422,240
2,255,000	Tennessee Gas Pipeline Co., 8%, due 02/01/16	2,659,498
2,090,000	Tennessee Gas Pipeline Co., 8.375%, due 06/15/32	2,883,057
375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	524,768
2,000,000	Transcontinental Gas Pipe Line Co. LLC, (144A), 4.45%, due 08/01/42 (1)	2,084,732
1,950,000	Williams Cos., Inc. (The), 7.75%, due 06/15/31	2,482,451
172,000	Williams Cos., Inc. (The), 7.875%, due 09/01/21	222,463

	Total Pipelines	16,080,749

	Real Estate (0.6%)
850,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	928,927
1,190,000	WEA Finance LLC/WT Finance Australia Pty, Ltd. (Australia), (144A), 5.75%, due 09/02/15 (1)	1,304,327
3,200,000	Westfield Capital/WT Finance/WEA Finance LLC (Australia), (144A), 5.125%, due 11/15/14 (1)	3,394,784

	Total Real Estate	5,628,038

	REIT (2.7%)
2,250,000	Alexandria Real Estate Equities, Inc., 4.6%, due 04/01/22	2,368,363
1,540,000	Boston Properties LP, 3.85%, due 02/01/23	1,620,208
960,000	ERP Operating LP, 6.584%, due 04/13/15	1,084,639
3,080,000	HCP, Inc., 3.75%, due 02/01/19	3,204,315
1,000,000	HCP, Inc., 6%, due 01/30/17	1,141,116
715,000	HCP, Inc., 6.3%, due 09/15/16	817,714
525,000	HCP, Inc., 6.7%, due 01/30/18	619,067
2,000,000	Health Care REIT, Inc., 4.125%, due 04/01/19	2,077,244
1,200,000	Health Care REIT, Inc., 4.7%, due 09/15/17	1,293,284
300,000	Health Care REIT, Inc., 6.125%, due 04/15/20	349,650

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	REIT (Continued)
$1,000,000	Health Care REIT, Inc., 6.5%, due 03/15/41	$1,168,397
500,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	542,055
350,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	389,647
1,000,000	Kimco Realty Corp., 5.19%, due 10/01/13	1,037,270
300,000	Liberty Property LP, 5.125%, due 03/02/15	321,975
1,925,000	Nationwide Health Properties, Inc., 6%, due 05/20/15	2,145,230
2,440,000	SL Green Realty Corp., 5%, due 08/15/18	2,524,425
1,250,000	UDR, Inc., 4.25%, due 06/01/18	1,357,577
200,000	UDR, Inc., 5.13%, due 01/15/14	208,444
150,000	UDR, Inc., 5.25%, due 01/15/15	161,001
1,500,000	Ventas Realty LP / Ventas Capital Corp., 4%, due 04/30/19	1,588,992

	Total REIT	26,020,613

	Retail (0.0%)
150,000	CVS Caremark Corp., 6.6%, due 03/15/19	191,385

	Telecommunications (0.3%)
369,000	AT&T, Inc., 5.35%, due 09/01/40	455,864
500,000	AT&T, Inc., 5.55%, due 08/15/41	638,069
750,000	AT&T, Inc., 6.5%, due 09/01/37	1,017,289
575,000	Telecom Italia Capital S.A., (Italy), 6%, due 09/30/34	460,000
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	168,010

	Total Telecommunications	2,739,232

	Total Corporate Bonds (Cost: $191,790,135) (21.4%)	205,121,004

	Municipal Bonds (1.9%)
700,000	Bay Area Toll Authority, California Toll Bridge Revenue Bond, 6.263%, due 04/01/49	984,179
325,000	California State, Build America Bonds, 6.65%, due 03/01/22	401,697
1,450,000	California State, Build America Bonds, 7.55%, due 04/01/39	1,936,953
600,000	California State, Build America Bonds, 7.6%, due 11/01/40	811,290
1,050,000	California State, General Obligation Unlimited, 6.2%, due 10/01/19	1,257,984
1,055,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	1,228,189
250,000	Illinois State, Build America Bonds, 4.421%, due 01/01/15	262,062
1,075,000	Illinois State, General Obligation Bond, 4.35%, due 06/01/18	1,107,261
405,000	Illinois State, General Obligation Bond, 5.665%, due 03/01/18	453,454
700,000	Illinois State, General Obligation Unlimited, 4.95%, due 06/01/23	725,956
400,000	Illinois State, General Obligation Unlimited, 5.877%, due 03/01/19	447,292
2,000,000	Illinois State, General Obligation Unlimited, 6.2%, due 07/01/21	2,224,300
1,000,000	Los Angeles City Department of Water & Power Revenue Bonds, 6.574%, due 07/01/45	1,494,540
850,000	New Jersey State Turnpike Authority Revenue Bonds, 7.102%, due 01/01/41	1,240,813

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$675,000	New York City Municipal Water Finance Authority, Water & Sewer Revenue Bonds, 6.011%, due 06/15/42	$952,216
730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	832,266
1,000,000	North Texas Tollway Authority Revenue Bonds, 6.718%, due 01/01/49	1,396,350

	Total Municipal Bonds (Cost: $15,230,875)	17,756,802

	Foreign Government Bonds (0.1%)
200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	235,279
250,000	State of Israel, 4.625%, due 06/15/13	256,585

	Total Foreign Government Bonds (Cost: $450,884)	491,864

	Asset-Backed Securities (3.2%)
2,800,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.346%, due 12/27/44 (1)(2)	2,588,694
1,991,166	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.476%, due 12/25/36 (1)(2)	1,344,753
1,667,156	Brazos Higher Education Authority, Inc. (06-2-A9), 0.584%, due 12/26/24 (2)	1,522,617
1,695,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.517%, due 11/25/33 (2)	1,617,726
675,000	Brazos Higher Education Authority, Inc. (10-1-A2), 1.667%, due 02/25/35 (2)	653,246
2,800,000	College Loan Corp. Trust (05-2-A3), 0.585%, due 04/15/25 (2)	2,765,241
1,229,167	Cronos Containers Program, Ltd. (12-1A-A), (144A), 4.21%, due 05/18/27 (1)	1,231,275
2,675,465	GE Business Loan Trust (04-2A-A), (144A), 0.469%, due 12/15/32 (1)(2)	2,435,298
756,324	GE Business Loan Trust (04-1-A), (144A), 0.539%, due 05/15/32 (1)(2)	699,773
1,051,139	GE Business Loan Trust (03-1-A), (144A), 0.679%, due 04/15/31 (1)(2)	966,996
1,450,000	GE SeaCo Finance SRL (05-1A-A), (144A), 0.498%, due 11/17/20 (1)(2)	1,403,136
2,418,529	Genesis Funding, Ltd. (06-1A-G1), (144A), 0.487%, due 12/19/32 (1)(2)	2,108,957
2,394,812	Iowa Student Loan Liquidity Corp. (11-1-A), 1.718%, due 06/25/42 (2)	2,403,313
2,400,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.297%, due 07/20/43 (2)	2,228,031
2,250,000	SLM Student Loan Trust (06-5-A6C), 0.571%, due 10/25/40 (2)	1,916,534
2,000,000	SLM Student Loan Trust (11-2-A2), 1.446%, due 10/25/34 (2)	1,946,593
1,762,500	TAL Advantage LLC (06-1A-NOTE), (144A), 0.437%, due 04/20/21 (1)(2)	1,701,622
1,572,500	Textainer Marine Containers, Ltd. (05-1A-A), (144A), 0.5%, due 05/15/20 (1)(2)	1,533,851

	Total Asset-Backed Securities (Cost: $30,863,370)	31,067,656

	Commercial Mortgage-Backed Securities — Agency (1.9%)
980,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (2)	1,117,083
2,613,538	Federal National Mortgage Association, Pool #FN0000, 3.584%, due 09/01/20	2,913,302
2,485,772	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20 (3)	2,763,285
2,513,188	Federal National Mortgage Association, Pool #FN0001, 3.763%, due 12/01/20	2,805,071
2,963,811	Federal National Mortgage Association, Pool #FN0003, 4.301%, due 01/01/21	3,426,404

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$1,549,906	Federal National Mortgage Association, Pool #AD0660, 4.53%, due 12/01/19	$1,779,949
3,214,487	NCUA Guaranteed Notes (11-C1-2A), 0.776%, due 03/09/21 (2)	3,215,998

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $16,834,028) (1.9%)	18,021,092

	Commercial Mortgage-Backed Securities — Non-Agency (10.4%)
1,135,000	Banc of America Commercial Mortgage, Inc. (05-2-A5), 4.857%, due 07/10/43 (2)	1,238,395
1,625,000	Banc of America Commercial Mortgage, Inc. (05-5-A4), 5.115%, due 10/10/45 (2)	1,810,232
1,560,000	Banc of America Commercial Mortgage, Inc. (06-3-A4), 5.889%, due 07/10/44 (2)	1,774,124
1,550,000	Banc of America Commercial Mortgage, Inc. (08-1-A4), 6.206%, due 02/10/51 (2)	1,854,211
3,270,000	Bear Stearns Commercial Mortgage Securities (04-PWR5-A5), 4.978%, due 07/11/42 (2)	3,491,974
3,450,000	Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.144%, due 10/12/42 (2)	3,849,713
3,315,000	Citigroup Commercial Mortgage Trust (04-C1-A4), 5.361%, due 04/15/40 (2)	3,534,347
3,465,000	Citigroup Commercial Mortgage Trust (04-C2-A4), 4.623%, due 10/15/41	3,518,248
1,770,000	Citigroup/Deutsche Bank Commercial Mortgage Trust (07-CD5-A4), 5.886%, due 11/15/44 (2)	2,070,079
3,395,000	Commercial Mortgage Pass-Through Certificates (05-LP5-A4), 4.982%, due 05/10/43 (2)	3,732,263
1,730,052	Credit Suisse First Boston Mortgage Securities Corp. (03-C4-A4), 5.137%, due 08/15/36 (2)	1,775,871
333,700	Credit Suisse Mortgage Capital Certificates (06-C5-A3), 5.311%, due 12/15/39	374,276
765,000	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	869,054
2,370,919	GE Capital Commercial Mortgage Corp. (03-C2-A4), 5.145%, due 07/10/37	2,433,225
592,601	GMAC Commercial Mortgage Securities, Inc. (03-C2-A1), 4.576%, due 05/10/40	600,221
2,295,000	GMAC Commercial Mortgage Securities, Inc. (03-C3-A4), 5.023%, due 04/10/40	2,379,307
2,670,880	Greenwich Capital Commercial Funding Corp. (03-C1-A4), 4.111%, due 07/05/35	2,712,645
3,200,000	Greenwich Capital Commercial Funding Corp. (04-GG1-A7), 5.317%, due 06/10/36 (2)	3,386,656
1,890,000	Greenwich Capital Commercial Funding Corp. (05-GG3-A4), 4.799%, due 08/10/42 (2)	2,039,892
1,835,000	Greenwich Capital Commercial Funding Corp. (07-GG9-A4), 5.444%, due 03/10/39	2,074,308
3,150,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	3,423,288
1,700,000	JPMorgan Chase Commercial Mortgage Securities Corp. (03-ML1A-A2), 4.767%, due 03/12/39	1,720,096
2,995,000	JPMorgan Chase Commercial Mortgage Securities Corp. (04-C1-A3), 4.719%, due 01/15/38	3,108,669
1,505,000	JPMorgan Chase Commercial Mortgage Securities Corp. (04-C3-A5), 4.878%, due 01/15/42	1,623,139
3,475,000	JPMorgan Chase Commercial Mortgage Securities Corp. (05-CB12-A4), 4.895%, due 09/12/37	3,822,413
3,009,442	JPMorgan Chase Commercial Mortgage Securities Corp. (06-CB15-ASB), 5.79%, due 06/12/43 (2)	3,211,387
1,485,000	JPMorgan Chase Commercial Mortgage Securities Corp. (06-LDP9-A3), 5.336%, due 05/15/47	1,664,002

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$1,695,000	JPMorgan Chase Commercial Mortgage Securities Corp. (07-CB18-A4), 5.44%, due 06/12/47	$1,931,149
2,535,000	LB-UBS Commercial Mortgage Trust (03-C8-A4), 5.124%, due 11/15/32 (2)	2,638,613
2,290,000	Merrill Lynch Mortgage Trust (05-LC1-A4), 5.291%, due 01/12/44 (2)	2,557,743
1,815,000	Morgan Stanley Capital I (05-T19-A4A), 4.89%, due 06/12/47	1,996,946
2,855,000	Morgan Stanley Capital I (06-T21-A4), 5.162%, due 10/12/52 (2)	3,195,356
3,945,000	Morgan Stanley Capital I (06-T23-A4), 5.812%, due 08/12/41 (2)	4,637,378
1,080,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49 (2)	1,242,820
1,210,000	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	1,300,228
625,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	695,838
1,410,000	Nomura Asset Securities Corp. (98-D6-A3), 7.263%, due 03/15/30 (2)	1,445,937
2,349,754	Wachovia Bank Commercial Mortgage Trust (03-C5-A2), 3.989%, due 06/15/35	2,385,640
2,260,000	Wachovia Bank Commercial Mortgage Trust (05-C20-A7), 5.118%, due 07/15/42 (2)	2,498,690
3,600,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	3,902,098
2,800,000	WF-RBS Commercial Mortgage Trust (12-C7-A2), 3.431%, due 06/15/45	2,969,162
2,275,000	WF-RBS Commercial Mortgage Trust (12-C8-A3), 3.001%, due 08/15/45 (4)	2,339,696

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $98,156,406) (10.4%)	99,829,329

	Residential Mortgage-Backed Securities — Agency (27.1%)
306,074	Federal Home Loan Mortgage Corp., Pool #1A1127, 2.89%, due 01/01/37 (2)	307,328
4,767,254	Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41 (3)	5,124,658
5,759,629	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41 (3)	6,356,685
3,511,396	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41 (3)	3,848,648
4,829,054	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41	5,313,988
4,210,176	Federal Home Loan Mortgage Corp., Pool #G06785, 4%, due 10/01/41	4,601,386
4,676,589	Federal Home Loan Mortgage Corp., Pool #Q04090, 4%, due 10/01/41	5,146,212
3,978,452	Federal Home Loan Mortgage Corp., Pool #Q04091, 4%, due 10/01/41	4,349,723
5,325,861	Federal Home Loan Mortgage Corp., Pool #G06257, 4.5%, due 02/01/41 (3)	6,001,268
5,483,296	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41	6,178,668
1,956,072	Federal Home Loan Mortgage Corp., Pool #G06620, 4.5%, due 07/01/41	2,198,289
104,750	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	113,199
38,065	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	41,135
72,323	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	78,972
7,700,000	Federal Home Loan Mortgage Corp. TBA, 2.5% (4)	7,999,578
15,025,000	Federal Home Loan Mortgage Corp. TBA, 3.5% (4)	15,867,809
710,150	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	802,872
1,764,451	Federal Home Loan Mortgage Corp. (2575-FD), 0.699%, due 02/15/33 (PAC) (2)	1,774,577
202,461	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	203,748
1,062,741	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	1,118,659
102,120	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	102,300

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$2,100,000	Federal Home Loan Mortgage Corp. (2875-GM), 5%, due 01/15/33 (PAC)	$2,207,447
865,728	Federal Home Loan Mortgage Corp. (3315-S), 6.161%, due 05/15/37 (I/O) (I/F) (2)	108,859
2,378,121	Federal Home Loan Mortgage Corp. (3339-JS), 41.218%, due 07/15/37 (I/F) (2)(3)	4,413,148
1,315,704	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,537,007
3,656,311	Federal Home Loan Mortgage Corp. (3380-SM), 6.161%, due 10/15/37 (I/O) (I/F) (2)	633,315
4,321,699	Federal Home Loan Mortgage Corp. (3382-FL), 0.949%, due 11/15/37 (2)	4,355,129
11,674,922	Federal Home Loan Mortgage Corp. (3439-SC), 5.651%, due 04/15/38 (I/O) (2)	1,684,371
5,081,152	Federal Home Loan Mortgage Corp. (3578-DI), 6.401%, due 04/15/36 (I/O) (I/F) (2)	778,051
7,971,285	Federal National Mortgage Association, Pool #AB4670, 3%, due 03/01/27 (3)	8,513,582
12,596,773	Federal National Mortgage Association, Pool #AB5215, 3%, due 05/01/27	13,398,637
3,974,665	Federal National Mortgage Association, Pool #AH3429, 3.5%, due 01/01/26	4,305,804
3,870,218	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26	4,185,399
2,889,776	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	3,104,929
3,831,499	Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41 (3)	4,125,447
7,484,753	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41	8,070,084
356,464	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	383,990
5,830,428	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39 (3)	6,410,510
5,402,473	Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41 (3)	5,919,717
1,806,868	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41	2,029,127
285,432	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	309,029
86,259	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	95,027
174,416	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	182,519
7,595,085	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	8,409,183
71,541	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	78,816
6,910,000	Federal National Mortgage Association TBA, 2.5% (4)	7,188,559
12,610,000	Federal National Mortgage Association TBA, 3% (4)	13,116,370
17,745,000	Federal National Mortgage Association TBA, 3.5% (4)	18,781,973
611,184	Federal National Mortgage Association (01-14-SH), 26.963%, due 03/25/30 (I/F) (2)	1,001,781
1,007,697	Federal National Mortgage Association (01-34-FV), 0.746%, due 08/25/31 (2)	1,011,518
18,768	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	19,342
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	2,235,828
746,838	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	785,900
4,807,306	Federal National Mortgage Association (07-89-GF), 0.766%, due 09/25/37 (2)	4,838,139
1,085,716	Federal National Mortgage Association (08-12-SE), 6.154%, due 01/25/33 (I/O) (I/F) (2)	53,605
1,469,408	Federal National Mortgage Association (08-30-SA), 6.604%, due 04/25/38 (I/O) (I/F) (2)	238,113
1,500,818	Federal National Mortgage Association (08-62-SN), 5.954%, due 07/25/38 (I/O) (I/F) (2)	112,955
4,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29 (3)	4,467,878
659,490	Federal National Mortgage Association (09-68-SA), 6.504%, due 09/25/39 (I/O) (I/F) (2)	95,353
10,476,410	Federal National Mortgage Association (10-26-AS), 6.084%, due 03/25/40 (I/O) (2)(3)	1,379,313

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$4,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	$4,302,390
266,746	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	294,421
721,730	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	802,614
3,225,000	Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)	3,583,145
1,441,818	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,577,053
1,876,065	Government National Mortgage Association (08-27-SI), 6.223%, due 03/20/38 (I/O) (I/F) (2)	267,961
7,610,292	Government National Mortgage Association (08-81-S), 5.953%, due 09/20/38 (I/O) (I/F) (2)	1,057,055
3,273,121	Government National Mortgage Association (09-66-UF), 1.249%, due 08/16/39 (2)	3,343,909
10,657,615	Government National Mortgage Association (10-1-S), 5.503%, due 01/20/40 (I/O) (2)	1,547,852
7,530,000	Government National Mortgage Association II TBA, 3.5% (4)	8,173,580
3,529,698	NCUA Guaranteed Notes (10-R1-1A), 0.696%, due 10/07/20 (2)	3,538,805
2,380,750	NCUA Guaranteed Notes (10-R2-1A), 0.616%, due 11/06/17 (2)	2,383,540
3,904,742	NCUA Guaranteed Notes (10-R2-2A), 0.715%, due 11/05/20 (2)	3,908,861
1,446,273	NCUA Guaranteed Notes (10-R3-1A), 0.806%, due 12/08/20 (2)	1,457,120
1,199,127	NCUA Guaranteed Notes (10-R3-2A), 0.806%, due 12/08/20 (2)	1,204,188
1,939,967	NCUA Guaranteed Notes (11-R1-1A), 0.696%, due 01/08/20 (2)	1,944,235
1,819,578	NCUA Guaranteed Notes (11-R2-1A), 0.646%, due 02/06/20 (2)	1,821,924

	Total Residential Mortgage-Backed Securities — Agency (Cost: $248,028,834)	259,304,109

	Residential Mortgage-Backed Securities — Non-Agency (9.7%)
3,036,824	Asset Backed Funding Certificates (05-WMC1-M1), 0.686%, due 06/25/35 (2)	2,895,229
800,000	Asset Backed Securities Corp. Home Equity (05-HE6-M2), 0.756%, due 07/25/35 (2)	723,582
1,770,595	Banc of America Funding Corp. (06-G-2A1), 0.467%, due 07/20/36 (2)	1,326,606
2,294,359	Banc of America Funding Corp. (06-G-2A3), 0.417%, due 07/20/36 (2)	2,290,121
2,658,730	BCAP LLC Trust (10-RR9-3A3), (144A), 4%, due 05/26/37 (1)(2)	2,657,708
1,804,000	Carrington Mortgage Loan Trust (06-NC1-A4), 0.556%, due 01/25/36 (2)	705,310
914,020	Cendant Mortgage Corp. (04-4-A7), 5.838%, due 09/25/34 (2)	916,157
2,740,195	Centex Home Equity (02-C-AF6), 4.5%, due 09/25/32 (2)	2,709,294
2,805,731	Centex Home Equity (03-B-AF6), 3.173%, due 06/25/33 (2)	2,788,727
900,158	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35	773,718
2,861,635	Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30	3,107,919
2,286,290	Countrywide Alternative Loan Trust (05-24-4A1), 0.477%, due 07/20/35 (2)	1,420,931
277,647	Countrywide Asset-Backed Certificates (04-11-A3), 0.766%, due 04/25/35 (2)	277,966
193,034	Countrywide Asset-Backed Certificates (04-14-A3), 0.616%, due 06/25/35 (2)	192,520
4,800,000	Countrywide Asset-Backed Certificates (05-11-MV1), 0.716%, due 02/25/36 (2)	4,518,576
730,377	Countrywide Asset-Backed Certificates (05-4-MV1), 0.706%, due 10/25/35 (2)	711,531

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$1,153,641	Countrywide Home Loans Mortgage Pass-Through Trust (07-J3-A1), 0.746%, due 07/25/37 (2)(5)	$657,661
410,407	Credit Suisse First Boston Mortgage Securities Corp. (03-7-1A4), 5.5%, due 02/25/33	429,958
84,252	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	88,030
1,943,445	First Franklin Mortgage Loan Asset-Backed Certificates (05-FF8-A2D), 0.626%, due 09/25/35 (2)	1,909,477
1,071,046	Household Home Equity Loan Trust (05-2-M1), 0.707%, due 01/20/35 (2)	974,985
3,797,127	Household Home Equity Loan Trust (07-1-AM), 0.487%, due 03/20/36 (2)	3,493,822
807,329	Household Home Equity Loan Trust (07-2-AM), 0.487%, due 07/20/36 (2)	706,172
4,215,232	HSBC Home Equity Loan Trust (07-3-APT), 1.447%, due 11/20/36 (2)	4,002,000
3,454,392	HSI Asset Securitization Corp. Trust (06-OPT1-2A3), 0.436%, due 12/25/35 (2)	3,177,561
2,003,061	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 0.486%, due 04/25/35 (2)	1,478,283
1,927,741	MASTR Asset-Backed Securities Trust (05-WF1-A2D), 0.616%, due 06/25/35 (2)	1,871,237
4,910,000	MASTR Asset-Backed Securities Trust (07-HE1-A3), 0.456%, due 05/25/37 (2)	1,946,367
2,351,962	Mid-State Trust (04-1-B), 8.9%, due 08/15/37	2,417,149
3,146,599	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.161%, due 07/25/34 (2)	2,625,544
607,931	Morgan Stanley Capital, Inc. (05-HE4-A2C), 0.616%, due 07/25/35 (2)	598,743
806,299	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.669%, due 04/25/34 (2)	825,761
2,248,995	New Century Home Equity Loan Trust (05-1-A2C), 0.596%, due 03/25/35 (2)	2,123,555
4,400,000	New Century Home Equity Loan Trust (05-2-M1), 0.676%, due 06/25/35 (2)	4,086,215
3,800,000	New Century Home Equity Loan Trust (05-3-M1), 0.726%, due 07/25/35 (2)	3,590,837
3,800,000	New Century Home Equity Loan Trust (05-4-A2C), 0.616%, due 09/25/35 (2)	3,620,819
2,850,000	Option One Mortgage Loan Trust (07-1-2A3), 0.386%, due 01/25/37 (2)	1,127,801
624,088	Park Place Securities, Inc. (04-MHQ1-M1), 0.946%, due 12/25/34 (2)	614,474
3,853,900	Park Place Securities, Inc. (04-WWF1-M2), 0.926%, due 12/25/34 (2)	3,746,423
3,637,665	Park Place Securities, Inc. (05-WCH1-M2), 0.766%, due 01/25/36 (2)	3,370,344
1,867,858	Specialty Underwriting & Residential Finance (05-BC1-M2), 0.746%, due 12/25/35 (2)	1,840,427
1,522,445	Structured Asset Securities Corp. (03-34A-5A4), 2.776%, due 11/25/33 (2)	1,505,682
2,962,080	Structured Asset Securities Corp. (05-WF3-A2), 0.476%, due 07/25/35 (2)	2,921,372
4,333,237	Structured Asset Securities Corp. (05-WF4-A4), 0.606%, due 11/25/35 (2)	4,310,630
580,204	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (5)	464,329
3,950,000	Wells Fargo Home Equity Trust (05-2-M1), 0.646%, due 08/25/35 (2)	3,686,239
1,514,444	Wells Fargo Mortgage Loan Trust (10-RR4-1A2), (144A), 5.186%, due 12/27/46 (1)(2)(5)	541,467

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $91,446,423)	92,769,259

	U.S. Government Agency Obligations (7.2%)
3,250,000	Federal Farm Credit Bank, 0.24%, due 08/08/12 (3)	3,250,049

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$3,250,000	Federal Farm Credit Bank, 0.24%, due 08/20/12 (2)	$3,250,162
8,005,000	Federal Farm Credit Bank, 0.43%, due 08/22/13 (3)	8,005,000
5,530,000	Federal Home Loan Bank, 0.6%, due 08/06/15 (4)	5,523,873
6,480,000	Federal Home Loan Mortgage Corp., 0.28%, due 10/12/12 (2)(3)	6,481,711
3,120,000	Federal Home Loan Mortgage Corp., 0.31%, due 01/24/13 (2)(3)	3,122,134
5,005,000	Federal Home Loan Mortgage Corp., 0.44%, due 11/18/13 (2)(3)	5,018,813
5,040,000	Federal Home Loan Mortgage Corp., 1.1%, due 08/08/14	5,040,635
3,315,000	Federal National Mortgage Association, 0.278%, due 10/18/12 (2)	3,315,937
6,600,000	Federal National Mortgage Association, 0.34%, due 11/23/12 (2)(3)	6,603,854
3,260,000	Federal National Mortgage Association, 0.34%, due 12/03/12 (2)	3,262,057
8,090,000	Federal National Mortgage Association, 0.36%, due 06/23/14 (2)(3)	8,099,285
2,950,000	Federal National Mortgage Association, 0.4%, due 02/01/13 (2)(3)	2,952,620
5,240,000	Federal National Mortgage Association, 1%, due 11/07/14	5,251,237

	Total U.S. Government Agency Obligation (Cost: $69,131,924) (7.2%)	69,177,367

	U.S. Treasury Securities (14.6%)
7,740,000	U.S. Treasury Bond, 3.125%, due 02/15/42	8,625,262
38,431,679	U.S. Treasury Inflation Indexed Notes, 0.625%, due 04/15/13 (6)	38,623,837
3,109,042	U.S. Treasury Inflation Indexed Notes, 2%, due 01/15/16 (6)	3,463,666
71,765,000	U.S. Treasury Note, 0.875%, due 01/31/17	72,863,342
15,735,000	U.S. Treasury Note, 1.75%, due 05/15/22	16,106,248

	Total U.S. Treasury Securities (Cost: $137,535,937)	139,682,355

	Total Fixed Income Securities (Cost: $899,468,816) (97.5%)	933,220,837

Number of Shares	Money Market Investments
959,000	BlackRock Provident Institutional Fund, 0.15% (7)	959,000
8,756,000	Dreyfus Institutional Cash Advantage Fund, 0.15% (7)	8,756,000
877,000	DWS Money Market Series — Institutional Shares, 0.15% (7)	877,000
8,028,000	JPMorgan Prime Money Market Fund — Institutional Class, 0.12% (7)	8,028,000

	Total Money Market Investments (Cost: $18,620,000) (1.9%)	18,620,000

Principal Amount	Short-Term Investments
	Commercial Paper (1.3%)
$5,270,000	Lloyds Bank PLC (United Kingdom), 0.01%, due 10/11/12 (8)	5,265,531
7,500,000	RBS Holdings USA, Inc. (United Kingdom), (144A), 0.37%, due 09/17/12 (1)(8)	7,496,377

	Total Commercial Paper (Cost: $12,761,908)	12,761,908

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $3,383,991) (0.4%)
$3,383,991	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $3,065,000 U.S. Treasury Bond, 3.125%, due 11/15/41, valued at $3,456,192) (Total Amount to be Received Upon Repurchase $3,383,992)	$3,383,991

	Discount Notes (6.3% )
4,400,000	Federal Home Loan Bank Discount Note, 0.01%, due 08/29/12 (8)	4,399,641
22,470,000	Federal Home Loan Bank Discount Note, 0.09%, due 08/10/12 (8)	22,469,494
17,045,000	Federal Home Loan Bank Discount Note, 0.105%, due 08/29/12 (8)	17,043,608
8,710,000	Federal Home Loan Bank Discount Note, 0.115%, due 09/21/12 (8)	8,708,581
6,425,000	Federal Home Loan Bank Discount Note, 0.12%, due 09/14/12 (8)	6,424,058
1,435,000	Federal Home Loan Bank Discount Note, 0.125%, due 09/07/12 (8)	1,434,815

	Total Discount Notes (Cost: $60,480,197)	60,480,197

	U.S. Treasury Security (Cost: $149,983) (0.0%)
150,000	U.S. Treasury Bill, 0.01% due 9/13/12 (8)	149,983

	Total Short Term Investments (Cost: $76,776,079) (8.0%)	76,776,079

	Total Investments (Cost: $994,864,895) (107.4%)	1,028,616,916
	Liabilities in Excess of Other Assets (-7.4%)	(71,075,589)

	Net Assets (100.0%)	$957,541,327

Notes to the Schedule of Investments:

EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $65,532,213 or 6.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2012.

(3)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments.

(4)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

(6)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(7)	Rate disclosed, the 7-day net yield, is as of July 31, 2012.

(8)	Rate shown represents yield-to-maturity.

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
BUY
181	10 - Year U.S. Treasury Note Futures	09/19/12	$24,372,781	$322,136

SELL
30	30 - Year U.S. Treasury Bond Futures	09/19/12	$4,530,938	$(107,564)

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Agriculture	0.0	*%
Airlines	1.0
Asset-Backed Securities	3.2
Auto Manufacturers	0.2
Banks	7.0
Beverages	0.6
Chemicals	0.0	*
Commercial Mortgage-Backed Securities — Agency	1.9
Commercial Mortgage-Backed Securities — Non-Agency	10.4
Diversified Financial Services	2.0
Electric	1.2
Energy-Alternate Sources	0.1
Environmental Control	0.0	*
Food	0.5
Foreign Government Bonds	0.1
Gas	0.6
Healthcare-Products	0.2
Healthcare-Services	0.1
Insurance	1.7
Iron & Steel	0.0	*
Media	0.3
Mining	0.0	*
Municipal Bonds	1.9
Oil & Gas	0.3
Pharmaceuticals	0.3
Pipelines	1.7
Real Estate	0.6
REIT	2.7
Residential Mortgage-Backed Securities — Agency	27.1
Residential Mortgage-Backed Securities — Non-Agency	9.7
Retail	0.0	*
Telecommunications	0.3
U.S. Government Agency Obligations	7.2
U.S. Government Obligations	14.6
Money Market Investments	1.9
Short-Term Investments	8.0

Total	107.4%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount		Fixed Income Securities	Value
		Argentina (1.0% of Net Assets)
BRL	25,700,000	Arcos Dorados Holdings, Inc., (144A), 10.25%, due 07/13/16 (1)	$13,231,261
	$17,000,000	Republic of Argentina, 7%, due 10/03/15	14,144,944
	18,000,000	WPE International Cooperatief UA, (144A), 10.375%, due 09/30/20 (1)	14,940,000
	4,500,000	WPE International Cooperatief UA, (Reg. S), 10.375%, due 09/30/20 (2)	3,735,000

		Total Argentina (Cost: $51,600,071)	46,051,205

		Australia (Cost: $40,530,426) (0.7%)
	41,700,000	Consolidated Minerals, Ltd., (144A), 8.875%, due 05/01/16 (1)	32,734,500

		Belize (Cost: $10,956,490) (0.2%)
	21,305,100	Government of Belize, (Reg. S), 8.5%, due 02/20/29 (2)(3)	10,599,287

		Brazil (14.5%)
	48,000,000	Banco Bradesco S.A., (144A), 5.75%, due 03/01/22 (1)	50,280,000
	44,000,000	Banco do Brasil S.A., (144A), 5.875%, due 01/19/23 (1)	46,200,000
	37,000,000	Banco do Estado do Rio Grande do Sul, (144A), 7.375%, due 02/02/22 (1)	39,355,234
BRL	48,730,000	Barclays Capital (Cayman) Limited, (Credit Linked Note to National Treasury of the Republic of Brazil, 10%, due 01/01/23), 10%, due 04/12/13	24,589,484
	$41,800,000	Braskem America Finance Co., (Reg. S), 7.125%, due 07/22/41 (2)	42,845,000
BRL	45,195,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/23	22,612,326
	$42,750,000	Brazilian Government International Bond, 4.875%, due 01/22/21 (4)	51,406,875
	45,220,000	Cia Energetica de Sao Paulo, (Reg. S), 9.75%, due 01/15/15 (2)	32,650,246
	15,000,000	General Shopping Finance, Ltd., (144A), 10%, due 12/31/49 (1)(5)	14,775,000
	46,000,000	Itau Unibanco Holding S.A., (144A), 5.65%, due 03/19/22 (1)	47,265,000
	39,500,000	Minerva Luxembourg S.A., (144A), 12.25%, due 02/10/22 (1)	41,968,750
	40,200,000	Odebrecht Finance, Ltd., (144A), 6%, due 04/05/23 (1)	43,516,500
	34,750,000	Odebrecht Finance, Ltd., (144A), 7.125%, due 06/26/42 (1)	36,921,875
	30,000,000	Petrobras International Finance Co., 3.5%, due 02/06/17	30,990,360
	54,000,000	Schahin II Finance Co. SPV, Ltd., (144A), 5.875%, due 09/25/23 (1)	55,957,500
	34,725,000	Virgolino de Oliveira Finance, Ltd., (144A), 11.75%, due 02/09/22 (1)	34,030,500
	36,667,000	Virgolino de Oliveira Finance, Ltd., (144A), 10.5%, due 01/28/18 (1)	35,933,660

		Total Brazil (Cost: $643,075,264)	651,298,310

		Chile (3.4%)
	44,000,000	Automotores Gildemeister S.A., (144A), 8.25%, due 05/24/21 (1)	46,508,000
	35,000,000	Corp. Nacional del Cobre de Chile, (144A), 3%, due 07/17/22 (1)	35,170,800
	25,000,000	Corp. Nacional del Cobre de Chile, (144A), 4.25%, due 07/17/42 (1)	25,924,750

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount		Fixed Income Securities	Value
		Chile (Continued)
	$42,000,000	Inversiones CMPC S.A., (144A), 4.5%, due 04/25/22 (1)	$42,945,000

		Total Chile (Cost: $145,387,526)	150,548,550

		China (4.4%)
	40,900,000	Country Garden Holdings Co., Ltd, (144A), 11.125%, due 02/23/18 (1)	42,842,750
	32,823,000	Evergrande Real Estate Group, Ltd., (Reg. S), 13%, due 01/27/15 (2)	32,265,009
	40,700,000	Lonking Holdings, Ltd., (144A), 8.5%, due 06/03/16 (1)	36,935,250
	51,350,000	MIE Holdings Corp., (144A), 9.75%, due 05/12/16 (1)	51,221,625
	32,678,000	Pacnet, Ltd., (144A), 9.25%, due 11/09/15 (1)	31,779,355

		Total China (Cost: $196,706,051)	195,043,989

		Colombia (3.0%)
	47,120,000	Banco Davivienda S.A., (144A), 5.875%, due 07/09/22 (1)	48,533,600
	40,300,000	BanColombia S.A., 5.95%, due 06/03/21 (4)	44,128,500
	41,900,000	Transportadora de Gas Internacional S.A. ESP, (144A), 5.7%, due 03/20/22 (1)	43,785,500

		Total Colombia (Cost: $130,415,137)	136,447,600

		Costa Rica (Cost: $47,319,429) (1.1%)
	45,301,000	Instituto Costarricense de Electricidad, (144A), 6.95%, due 11/10/21 (1)	47,792,555

		Croatia (Cost: $44,319,373) (1.0%)
	44,500,000	Croatia Government International Bond, (144A), 6.25%, due 04/27/17 (1)	46,168,750

		Dominican Republic (Cost: $43,380,909) (1.0%)
	40,500,000	Dominican Republic International Bond, (Reg. S), 7.5%, due 05/06/21 (2)	44,084,250

		El Salvador (Cost: $39,966,155) (1.0%)
	40,000,000	El Salvador Government International Bond, (Reg. S), 7.625%, due 02/01/41 (2)	43,260,000

		Guatemala (Cost: $38,656,029) (0.9%)
	37,500,000	Guatemala Government Bond, (144A), 5.75%, due 06/06/22 (1)	40,687,500

		Hungary (2.0%)
EUR	39,900,000	Hungarian Development Bank, 5.875%, due 05/31/16	46,152,282

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount		Fixed Income Securities	Value
		Hungary (Continued)
	$41,500,000	Hungary Government International Bond, 7.625%, due 03/29/41	$43,886,250

		Total Hungary (Cost: $84,063,552)	90,038,532

		Iceland (Cost: $48,700,513) (1.1%)
	49,000,000	Iceland Government International Bond, (144A), 5.875%, due 05/11/22 (1)	50,225,000

		India (2.6%)
	15,054,000	ICICI Bank, Ltd., (Reg. S), 7.25%, due 12/31/49 (2)(3)	13,774,410
INR	490,000,000	Power Grid Corp. of India, Ltd., 8.84%, due 10/21/19	8,606,916
	$41,000,000	Reliance Holdings USA, Inc., (144A), 5.4%, due 02/14/22 (1)	42,831,224
	53,700,000	Vedanta Resources PLC, (144A), 8.25%, due 06/07/21 (1)	51,015,000

		Total India (Cost: $120,283,163)	116,227,550

		Indonesia (7.0%)
	24,500,000	Berau Coal Energy Tbk PT, (144A), 7.25%, due 03/13/17 (1)	24,774,400
	55,837,000	Bumi Investment Pte, Ltd., (Reg. S), 10.75%, due 10/06/17 (2)	57,093,332
	51,000,000	Pertamina Persero PT, (144A), 6%, due 05/03/42 (1)	54,761,250
	37,500,000	Perusahaan Listrik Negara PT, (144A), 5.5%, due 11/22/21 (1)	40,593,750
	63,700,000	Republic of Indonesia, (144A), 3.75%, due 04/25/22 (1)	66,725,750
	59,700,000	Republic of Indonesia, (144A), 5.25%, due 01/17/42 (1)	67,311,750

		Total Indonesia (Cost: $295,166,179)	311,260,232

		Ireland (Cost: $45,089,572) (0.9%)
EUR	38,450,000	Allied Irish Banks PLC, (Reg. S), 5.625%, due 11/12/14 (2)	42,104,894

		Kazakhstan (Cost: $15,000,000) (0.4%)
	$15,000,000	Kazakhstan Temir Zholy Finance BV, (144A), 6.95%, due 07/10/42 (1)	16,631,250

		Malaysia (Cost: $29,600,512) (0.7%)
MYR	90,000,000	Malaysia Government Bond, 4.012%, due 09/15/17 (4)	29,842,010

		Mexico (11.7%)
	$38,000,000	America Movil S.A.B de C.V., 3.125%, due 07/16/22	39,099,302
	33,000,000	America Movil S.A.B de C.V., 4.375%, due 07/16/42	34,673,727
	24,625,000	Bank of New York Mellon S.A. Institucion de Banca Multiple, (144A), 9.625%, due 05/02/21 (1)	22,408,750

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount		Fixed Income Securities	Value
		Mexico (Continued)
	$59,500,000	BBVA Bancomer S.A. Texas, (144A), 6.75%, due 09/30/22 (1)	$61,880,000
	55,371,000	Cemex Espana Luxembourg, (144A), 9.875%, due 04/30/19 (1)	51,633,458
	37,800,000	Comision Federal de Electricidad, (144A), 5.75%, due 02/14/42 (1)	42,997,500
	28,500,000	Corporacion GEO S.A. de C.V., (144A), 8.875%, due 03/27/22 (1)	29,640,000
	27,000,000	Empresas ICA S.A.B. de C.V., (144A), 8.375%, due 07/24/17 (1)	27,135,000
	25,000,000	Empresas ICA S.A.B. de C.V., (144A), 8.9%, due 02/04/21 (1)	25,125,000
	2,013,714	Hipotecaria Su Casita S.A. de C.V., (144A), 7.5%, due 06/29/18 (1)	201,371
MXN	641,849,307	Mexican Udibonos, 3.5%, due 12/14/17 (4)	55,669,429
	$37,000,000	Petroleos Mexicanos, (144A), 4.875%, due 01/24/22 (2)	41,717,500
	70,000,000	Petroleos Mexicanos, (144A), 5.5%, due 06/27/44 (1)	78,050,000
MXN	191,000,000	Petroleos Mexicanos, (144A), 7.65%, due 11/24/21 (1)	15,554,611

		Total Mexico (Cost: $507,506,502)	525,785,648

		Oman (Cost: $19,586,148) (0.4%)
	$19,724,000	MBPS Finance Co., (144A), 11.25%, due 11/15/15 (1)	16,864,020

		Peru (6.0%)
	39,300,000	Ajecorp BV, (144A), 6.5%, due 05/14/22 (1)	40,773,750
	34,000,000	Banco Continental S.A. via Continental Senior Trustees II Cayman, Ltd., (144A), 5.75%, due 01/18/17 (1)	36,465,000
	20,000,000	Corp. Azucarera del Peru S.A., (144A), 6.375%, due 08/02/22 (1)	20,450,000
	29,765,000	Inkia Energy, Ltd., (Reg. S), 8.375%, due 04/04/21 (2)	31,774,137
	37,800,000	Republic of Peru, 5.625%, due 11/18/50	49,801,500
	29,000,000	Southern Copper Corp., 6.75%, due 04/16/40	33,481,573
	52,950,000	Volcan Cia Minera S.A.A., (144A), 5.375%, due 02/02/22 (1)	57,053,625

		Total Peru (Cost: $249,956,419)	269,799,585

		Russia (14.2%)
	34,000,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.75%, due 04/28/21 (1)	35,149,200
	43,500,000	ALROSA Finance S.A., (Reg. S), 7.75%, due 11/03/20 (2)	46,986,960
	74,000,000	Gazprom OAO Via Gaz Capital S.A., (144A), 4.95%, due 07/19/22 (1)	76,886,000
	40,000,000	Metalloinvest Finance, Ltd., (144A), 6.5%, due 07/21/16 (1)	40,100,000
	41,000,000	Nomos Bank Via Nomos Capital PLC, (144A), 10%, due 04/26/19 (1)	41,102,500

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Russia (Continued)
$37,800,000	Russian Agricultural Bank OJSC Via RSHB Capital S.A., (144A), 5.298%, due 12/27/17 (1)	$39,973,500
58,000,000	Russian Federation, (144A), 4.5%, due 04/04/22 (1)	63,655,000
38,000,000	Russian Federation, (144A), 5.625%, due 04/04/42 (1)	45,030,000
24,000,000	Sberbank of Russia via SB Capital S.A., (Reg. S), 5.717%, due 06/16/21 (2)(4)	25,332,000
36,000,000	Sberbank of Russia via SB Capital S.A., (144A), 6.125%, due 02/07/22 (1)	39,132,000
49,500,000	VimpelCom Holdings BV, (Reg. S), 7.504%, due 03/01/22 (2)	48,262,500
41,000,000	Vnesheconombank Via VEB Finance PLC, (144A), 6.025%, due 07/05/22 (1)	44,587,500
44,500,000	VTB Bank OJSC, (144A), 9.5%, due 12/31/49 (1)(3)	44,544,500
41,800,000	VTB Bank OJSC Via VTB Capital S.A., (144A), 6%, due 04/12/17 (1)	43,576,500

	Total Russia (Cost: $601,809,236)	634,318,160

	Serbia (Cost: $24,399,580) (0.4%)
23,474,490	Unicredit Bank AG, (Credit Linked Note to Serbia Treasury Bond, 10%, due 04/01/14), 10%, due 04/01/14	18,162,013

	Slovakia (Cost: $69,904,645) (1.6%)
$70,800,000	Slovakia Government International Bond, (144A), 4.375%, due 05/21/22 (1)	73,278,000

	South Africa (2.0%)
57,500,000	AngloGold Ashanti Holdings PLC, 5.125%, due 08/01/22	59,015,413
31,000,000	Transnet SOC, Ltd., (144A), 4%, due 07/26/22 (1)	31,232,500

	Total South Africa (Cost: $88,457,095)	90,247,913

	Sri Lanka (Cost: $52,732,995) (1.2%)
52,000,000	Sri Lanka Government International Bond, (144A), 5.875%, due 07/25/22 (1)	52,650,000

	Thailand (Cost: $25,054,565) (0.6%)
25,000,000	PTTEP Canada International Finance, Ltd., (144A), 6.35%, due 06/12/42 (1)	27,953,750

	Turkey (1.7%)
41,000,000	Turkey Government International Bond, 5.125%, due 03/25/22	45,100,000
27,000,000	Turkey Government International Bond, 6%, due 01/14/41	31,360,500

	Total Turkey (Cost: $68,610,195)	76,460,500

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount		Fixed Income Securities	Value
		Ukraine (Cost: $5,968,436) (0.1%)
	$5,859,000	Privatbank CJSC via UK SPV Credit Finance PLC, 9.375%, due 09/23/15	$5,111,978

		United Arab Emirates (3.0%)
	55,000,000	DP World, Ltd., (Reg. S), 6.85%, due 07/02/37 (2)(4)	58,300,000
	20,000,000	Dubai Electricity & Water Authority, (Reg. S), 7.375%, due 10/21/20 (2)	22,600,000
	39,000,000	IPIC GMTN, Ltd., (144A), 6.875%, due 11/01/41 (1)	51,090,000

		Total United Arab Emirates (Cost: $113,008,629)	131,990,000

		Venezuela (5.9%)
	46,500,000	Corp. Andina de Fomento, 4.375%, due 06/15/22	50,494,815
	11,000,000	Petroleos de Venezuela S.A., (Reg. S), 4.9%, due 10/28/14 (2)	9,611,800
	166,250,000	Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 11/02/17 (2)	140,065,625
	20,000,000	Republic of Venezuela, 9.25%, due 09/15/27	16,530,000
	47,000,000	Republic of Venezuela, (Reg. S), 12.75%, due 08/23/22 (2)	46,929,500

		Total Venezuela (Cost: $253,951,878)	263,631,740

		Total Fixed Income Securities (Cost: $4,151,162,674) (95.7%)	4,287,299,271

Number of Shares		Equity Securities
		Mexico (0.0%)
	240,079	Hipotecaria Su Casita S.A. de C.V., SOFOM E.N.R.	—

		Total Equity Securities (Cost: $0) (0%)	—

Principal Amount		Short-Term Investments
		Foreign Government Bonds
		Nigeria (0.4%)
NGN	959,561,000	Nigeria Treasury Bill, 0%, due 10/04/12	5,824,025
NGN	1,650,000,000	Nigeria Treasury Bill, 0%, due 03/07/13	9,399,710

		Total Foreign Government Bonds (Cost: $15,319,928)	15,223,735

		Repurchase Agreement (Cost: $98,539,062) (2.2%)
	$98,539,062	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $98,140,000, U.S. Treasury Bond, 1%, due 3/31/17, valued at $100,514,301) (Total Amount to be Received Upon Repurchase $98,539,089)	98,539,062

		Total Short Term Investments (Cost: $113,858,990) (2.6%)	113,762,797

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Value
Total Investments (Cost: $4,265,021,664) (98.3%)	$4,401,062,068
Excess of Other Assets over Liabilities (1.7%)	78,107,527

Total Net Assets (100.0%)	$4,479,169,595

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
EUR	-	Euro Currency.
INR	-	Indian Rupee.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
NGN	-	Nigeria Naira.
RSD	-	Serbian Dinar.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $2,738,447,624 or 61.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2012, the value of these securities amounted to $793,991,450 or 17.7% of net assets.

(3)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2012.

(4)		All or a portion of this security is segregated for forward commitments.

(5)		Perpetual Maturity.

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (1)
J.P. Morgan Securities Inc.	Brazilian Real	50,967,500	12/04/12	$25,000,000	$24,363,748	$636,252
Bank of America Securities	Euro	7,605,777	08/16/12	10,000,000	9,359,971	640,028
J.P. Morgan Securities Inc.	Euro	106,500,000	10/26/12	140,761,050	131,183,403	9,577,647
Bank of America Securities	South African Rand	209,575,000	01/14/13	25,000,000	24,762,361	237,639
Bank of America Securities	Turkish Lira	64,417,500	08/15/12	35,000,000	35,792,770	(792,769)

				$235,761,050	$225,462,253	$10,298,797

(1)	Fund sells foreign currency, buys U.S. dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Credit Default Swaps – Buy Protection

Notional Amount (1)	Implied Credit Spread (2)	Expiration Date	Counterparty	Fixed Deal Pay Rate	Reference Entity	Unrealized (Depreciation)	Premium Paid	Value (3)
$49,500,000	6.62%	06/20/17	Bank of America	5.0%	Markit CDX North America High Yield Index	$(1,594,511)	$3,092,683	$1,498,172
$49,500,000	6.46%	06/20/17	Bank of America	5.0%	Markit CDX North America High Yield Index	(1,409,954)	2,908,125	1,498,172
$49,500,000	6.38%	06/20/17	Bank of America	5.0%	Markit CDX North America High Yield Index	(1,409,953)	2,908,125	1,498,172
$49,500,000	6.47%	06/20/17	Bank of America	5.0%	Markit CDX North America High Yield Index	(1,162,452)	2,660,624	1,498,172
$49,500,000	6.31%	06/20/17	Bank of America	5.0%	Markit CDX North America High Yield Index	(1,286,203)	2,784,375	1,498,172
$49,500,000	6.22%	06/20/17	Bank of America	5.0%	Markit CDX North America High Yield Index	(976,828)	2,475,000	1,498,172
$50,000,000	2.06%	06/20/17	Bank of America	0.25%	Government of France	(1,142,310)	4,027,385	2,885,075
$30,000,000	1.49%	03/20/17	Bank of America	1.0%	Kingdom of Saudi Arabia	(682,134)	642,876	(39,258)
$25,000,000	1.53%	03/20/17	Bank of America	1.0%	State of Qatar	(554,459)	578,879	24,420
$25,000,000	1.49%	03/20/17	Bank of America	1.0%	State of Qatar	(511,310)	535,730	24,420
$20,000,000	1.45%	03/20/17	J.P. Morgan Chase Bank	1.0%	Abu Bhabi Government	(361,060)	393,501	32,440
$30,000,000	1.45%	03/20/17	J.P. Morgan Chase Bank	1.0%	Abu Bhabi Government	(542,196)	590,856	48,660
$50,000,000	1.42%	06/20/17	J.P. Morgan Chase Bank	1.0%	Czech Republic	(574,062)	974,332	400,270
$20,000,000	1.45%	03/20/17	J.P. Morgan Chase Bank	1.0%	Kingdom of Saudi Arabia	(420,076)	393,904	(26,172)

						$(12,627,508)	$24,966,395	$12,338,887

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

(1)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The values of credit default swap agreements serve as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Agriculture	2.0%
Auto Manufacturers	1.0
Banks	16.3
Building Materials	1.8
Chemicals	1.0
Coal	1.9
Commercial Services	1.3
Diversified Financial Services	2.6
Electric	4.4
Energy-Alternate Sources	0.7
Engineering & Construction	3.0
Food	0.9
Foreign Government Bonds	25.0
Forest Products & Paper	1.0
Internet	0.7
Investment Companies	2.1
Machinery-Construction & Mining	0.8
Metal Fabricate & Hardware	0.4
Mining	7.5
Multinational	1.1
Oil & Gas	12.7
Oil & Gas Services	0.4
Pipelines	0.9
Real Estate	2.0
Retail	0.3
Telecommunications	2.8
Transportation	1.1
Short-Term Investments	2.6

Total	98.3%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount		Fixed Income Securities	Value
		Argentina (Cost: $5,795,347) (3.2% of Net Assets)
BRL	10,700,000	Arcos Dorados Holdings, Inc., (144A), 10.25%, due 07/13/16 (1)	$5,508,735

		Brazil (6.8%)
BRL	7,425,000	Barclays Capital (Cayman) Limited, (Credit Linked Note to National Treasury of the Republic of Brazil, 10%, due 01/01/23), due 04/12/13	3,746,705
	$10,930,000	Cia Energetica de Sao Paulo, (Reg. S), 9.75%, due 01/15/15 (2)	7,891,800

		Total Brazil (Cost: $13,406,074)	11,638,505

		Colombia (Cost: $4,789,551) (3.0%)
COP	8,042,000,000	Empresas Publicas de Medellin E.S.P., (144A), 8.375%, due 02/01/21 (1)	5,050,965

		Hungary (Cost: $5,787,485) (3.4%)
EUR	5,000,000	Hungarian Development Bank, 5.875%, due 05/31/16 (3)	5,783,494

		India (3.7%)
INR	50,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/17	910,659
INR	125,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/18	2,281,471
INR	175,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/19	3,207,734

		Total India (Cost: $7,749,254)	6,399,864

		Indonesia (Cost: $8,194,511) (4.8%)
IDR	71,100,000,000	Indonesia Treasury Bond, 7%, due 05/15/22	8,270,586

		Malaysia (9.9%)
MYR	23,435,000	Malaysia Government Bond, 4.012%, due 09/15/17 (3)	7,770,528
MYR	27,455,000	Malaysia Government Bond, 4.16%, due 07/15/21 (3)	9,300,064

		Total Malaysia (Cost: $16,992,359)	17,070,592

		Mexico (9.4%)
MXN	39,415,600	Mexican Bonos, 7.75%, due 05/29/31	3,533,281
MXN	117,551,680	Mexican Udibonos, 3.5%, due 12/14/17 (3)	10,195,594
MXN	28,000,000	Petroleos Mexicanos, (144A), 7.65%, due 11/24/21 (1)	2,280,257

		Total Mexico (Cost: $15,293,247)	16,009,132

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount		Fixed Income Securities	Value
		Peru (4.7%)
PEN	7,350,000	Peruvian Government International Bond, (Reg. S), 6.9%, due 08/12/37 (2)(3)	$3,346,405
PEN	10,383,000	Peruvian Government International Bond, (144A), 6.95%, due 08/12/31 (1)	4,703,982

		Total Peru (Cost: $7,085,664)	8,050,387

		Poland (Cost: $8,306,043) (4.7%)
PLN	25,422,000	Poland Government Bond, 5.75%, due 10/25/21 (3)	8,097,967

		Russia (8.9%)
RUB	45,000,000	VTB Bank OJSC, 7.4%, due 10/17/13 (4)	1,396,378
RUB	458,450,000	Vnesheconombank, 7.9%, due 03/18/21 (4)	13,907,298

		Total Russia (Cost: $16,258,173)	15,303,676

		Serbia (Cost: $616,728) (0.3%)
	$601,980	Unicredit Bank AG, (Credit Linked Note to Serbia Treasury Bond, 10%, due 04/01/14), 10%, due 04/01/14	474,165

		South Africa (10.5%)
ZAR	86,560,000	South Africa Government Bond, 6.25%, due 03/31/36 (3)	8,544,238
ZAR	61,210,000	South Africa Government Bond, 10.5%, due 12/21/26	9,453,894

		Total South Africa (Cost: $17,887,644)	17,998,132

		South Korea (Cost: $2,014,609) (1.2%)
KRW	2,250,000,000	Korea Treasury Bond, 3.75%, due 06/10/22 (3)	2,082,598

		Turkey (10.0%)
TRY	25,360,000	Turkey Government Bond, 9%, due 01/27/16	14,602,646
TRY	4,000,000	Turkey Government Bond, 10.5%, due 01/15/20	2,540,602

		Total Turkey (Cost: $16,805,509) (10.0%)	17,143,248

		Uruguay (Cost: $8,260,184) (4.8%)
UYU	150,836,058	Uruguay Government International Bond, 4.375%, due 12/15/28 (3)	8,139,990

		Venezuela (Cost: $3,000,000) (1.7%)
	$3,000,000	Petroleos de Venezuela S.A., (Reg. S), 12.75%, due 02/17/22 (2)(3)	2,902,500

		Total Fixed Income Securities (Cost: $158,242,382) (91.0%)	155,924,536

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount		Short-Term Investments	Value
		Foreign Government Bonds (Cost: $1,337,029) (0.8%)
NGN	230,925,000	Nigeria Treasury Bill, 0%, due 03/07/13	$1,315,532

		Repurchase Agreement (Cost: $5,314,965) (3.1%)
	$5,314,965	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $4,810,000 U.S. Treasury Bond 3.125%, due 11/15/41, valued at $5,423,910) (Total Amount to be Received Upon Repurchase $5,314,967)	5,314,965

		Total Short Term Investments (Cost: $6,651,994) (3.9%)	6,630,497

		Total Investments (Cost: $164,894,376) (94.9%)	162,555,033
		Excess of Other Assets over Liabilities (5.1%)	8,744,237

		Total Net Assets (100.0%)	$171,299,270

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
COP	-	Colombian Peso.
EUR	-	Euro Currency.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
KRW	-	South Korean Won.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
NGN	-	Nigeria Naira.
PEN	-	Peruvian Nouveau Sol.
PLN	-	Polish Zloty.
RSD	-	Serbian Dinar.
RUB	-	Russian Ruble.
TRY	-	Turkish Lira.
UYU	-	Uruguayan Peso.
ZAR	-	South African Rand.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $17,543,939 or 10.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2012, the value of these securities amounted to $14,140,705 or 8.3% of net assets.

(3)		All or a portion of this security is segregated for forward commitments.

(4)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2012.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2012

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (1)
Bank of America Securities	Euro	12,247,797	08/16/12	$15,000,000	$15,072,626	$72,626

				$15,000,000	$15,072,626	$72,626

SELLS (2)
J.P. Morgan Securities, Inc.	Brazilian Real	30,580,500	12/4/12	$15,000,000	$14,618,249	$381,751
Bank of America Securities	Euro	22,742,594	08/16/12	30,000,000	27,987,938	2,012,062
Bank of America Securities	Hungarian Forint	2,398,500,000	11/23/12	10,000,000	10,307,109	(307,109)
Bank of America Securities	South African Rand	41,915,000	01/14/13	5,000,000	4,952,472	47,528
Bank of America Securities	Turkish Lira	27,607,500	08/15/12	15,000,000	15,339,758	(339,758)

				$75,000,000	$73,205,526	$1,794,474

				$90,000,000	$88,278,152	$1,867,100

(1)	Fund buys foreign currency, sells U.S. dollar.
(2)	Fund sells foreign currency, buys U.S. dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Banks	3.0%
Electric	11.3
Foreign Government Bonds	70.4
Oil & Gas	3.1
Retail	3.2
Short-Term Investments	3.9

Total	94.9%

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Non-Agency (1.6% of Net Assets)
$40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. (03-2-A4), 5.061%, due 03/11/41 (1)	$41,377
4,461	Bear Stearns Commercial Mortgage Securities (03-T12-A3), 4.24%, due 08/13/39	4,463
1,299	Morgan Stanley Dean Witter Capital I (01-TOP3-A4), 6.39%, due 07/15/33	1,298
17,502	Wachovia Bank Commercial Mortgage Trust (03-C6-A4), 5.125%, due 08/15/35 (1)	18,064

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $66,044)	65,202

	Residential Mortgage-Backed Securities — Agency (9.4%)
32,183	Federal Home Loan Mortgage Corp. (2395-FT), 0.699%, due 12/15/31 (1)	32,378
43,086	Federal Home Loan Mortgage Corp. (242-F29), 0.499%, due 11/15/36 (STRIPS) (1)	42,983
47,965	Federal National Mortgage Association (05-W3-2AF), 0.466%, due 03/25/45 (1)	47,804
34,228	Federal National Mortgage Association (07-36-F), 0.476%, due 04/25/37 (1)	34,001
21,802	Federal National Mortgage Association (04-W2-1A3F), 0.596%, due 02/25/44 (1)	21,673
2,277	Federal National Mortgage Association (02-87-FB), 0.756%, due 10/25/31 (PAC) (1)	2,278
33,106	Federal National Mortgage Association (01-70-OF), 1.196%, due 10/25/31 (1)	33,623
15,690	Federal National Mortgage Association (93-247-FM), 2.318%, due 12/25/23 (1)	16,239
42,223	Federal National Mortgage Association (10-87-GA), 4%, due 02/25/24	43,534
49,844	Federal National Mortgage Association (03-30-HP), 4.25%, due 07/25/17	50,281
45,943	NCUA Guaranteed Notes (11-R6-1A), 0.626%, due 05/07/20 (1)(2)	45,957

	Total Residential Mortgage-Backed Securities — Agency (Cost: $364,940)	370,751

	Residential Mortgage-Backed Securities — Non-Agency (21.7%)
8,421	Accredited Mortgage Loan Trust (05-4-A2C), 0.456%, due 12/25/35 (1)	8,336
15,715	Banc of America Funding Corp. (06-G-2A3), 0.417%, due 07/20/36 (1)	15,686
16,137	Bear Stearns Alt-A Trust (04-13-A1), 0.986%, due 11/25/34 (1)	14,227
15,868	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.646%, due 08/25/43 (1)	15,124
39,122	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30	40,619
56,358	Centex Home Equity (05-A-AF5), 5.28%, due 01/25/35 (1)	54,788
39,116	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/29 (1)	43,256
57,641	Credit-Based Asset Servicing and Securitization LLC (05-CB4-AF3), 5.334%, due 07/25/35 (1)	57,023
19,331	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.246%, due 08/25/34 (1)	18,900
21,980	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.696%, due 10/25/34 (1)	21,509
48,202	Household Home Equity Loan Trust (05-2-M1), 0.707%, due 01/20/35 (1)	43,879
22,663	HSBC Home Equity Loan Trust (07-2-A2F), 5.69%, due 07/20/36 (1)	22,546
26,979	HSBC Home Equity Loan Trust (07-2-A2V), 0.407%, due 07/20/36 (1)	26,876
91,049	JPMorgan Mortgage Trust (05-A6-7A1), 2.759%, due 08/25/35 (1)	71,337

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$27,788	Lehman XS Trust (05-6-1A3), 0.506%, due 11/25/35 (1)	$27,284
62,695	MASTR Seasoned Securitization Trust (04-1-4A1), 2.716%, due 10/25/32 (1)	56,827
57,607	MASTR Seasoned Securitization Trust (05-1-4A1), 2.51%, due 10/25/32 (1)	57,504
43,379	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	43,498
23,233	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.696%, due 07/25/34 (1)	20,659
42,591	Origen Manufactured Housing (05-A-M1), 5.46%, due 06/15/36 (1)	45,088
13,098	RAAC Series (06-SP2-A2), 0.416%, due 02/25/36 (1)	12,990
61,566	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	62,947
17,050	Residential Asset Mortgage Products, Inc. (05-RS5-AI3), 0.586%, due 05/25/35 (1)	16,703
14,465	Residential Asset Mortgage Products, Inc. (05-RS8-A2), 0.536%, due 10/25/33 (1)	14,250
45,688	Wells Fargo Mortgage-Backed Securities Trust (03-17-2A10), 5.5%, due 01/25/34	48,054

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $821,663)	859,910

	Corporate Bonds (37.8%)
	Airlines (4.7%)
96,553	Continental Airlines, Inc. Pass-Through Certificates (00-1-A1), 8.048%, due 05/01/22 (EETC)	107,898
86,486	JetBlue Airways Corp. Pass-Through Certificates (04-2-G1), 0.842%, due 02/15/18 (EETC) (1)	79,567

	Total Airlines (Cost: $182,422)	187,465

	Banks (15.1%)
75,000	Abbey National Treasury Services PLC (United Kingdom), 2.028%, due 04/25/14 (1)	72,887
10,000	Bank of America Corp., 5.625%, due 10/14/16	11,053
80,000	Bank of America N.A., 0.748%, due 06/15/16 (1)	72,375
7,000	Citigroup, Inc., 1.017%, due 08/25/36 (1)	4,776
75,000	Citigroup, Inc., 2.167%, due 05/15/18 (1)	71,433
70,000	City National Corp., 5.125%, due 02/15/13	71,251
75,000	Goldman Sachs Group, Inc. (The), 1.466%, due 02/07/14 (1)	74,277
75,000	JPMorgan Chase Bank N.A., 0.798%, due 06/13/16 (1)	69,944
50,000	Lloyds TSB Bank PLC (United Kingdom), 2.802%, due 01/24/14 (1)	50,273
100,000	National Australia Bank, Ltd. (Australia), 1.178%, due 04/11/14 (1)	99,868

	Total Banks (Cost: $610,871)	598,137

	Diversified Financial Services (4.1%)
70,000	American Express Credit Corp., 7.3%, due 08/20/13	74,736
60,000	General Electric Capital Corp., 0.846%, due 05/05/26 (1)	49,240
35,000	Macquarie Group, Ltd., (144A), 7.3%, due 08/01/14 (3)	37,773

	Total Diversified Financial Services (Cost: $155,140)	161,749

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Gas (Cost: $40,690) (1.1%)
$40,000	Sabine Pass LNG LP, 7.25%, due 11/30/13	$41,600

	Insurance (3.5%)
70,000	Farmers Insurance Exchange Note, (144A), 6%, due 08/01/14 (3)	74,951
70,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (1)(3)	63,413

	Total Insurance (Cost: $140,243)	138,364

	Media (Cost: $21,458) (0.6%)
20,000	CSC Holdings LLC, 8.5%, due 04/15/14	22,050

	Real Estate (Cost: $46,261) (1.2%)
45,000	Post Apartment Homes LP, 6.3%, due 06/01/13	46,577

	REIT (6.5%)
70,000	HCP, Inc., 6%, due 01/30/17	79,878
70,000	Health Care REIT, Inc., 6.2%, due 06/01/16	79,262
50,000	Healthcare Realty Trust, Inc., 5.125%, due 04/01/14	52,054
20,000	Kimco Realty Corp., 4.82%, due 06/01/14	21,167
26,000	Liberty Property LP, 6.375%, due 08/15/12	26,047

	Total REIT (Cost: $247,943)	258,408

	Telecommunications (Cost: $39,683) (1.0%)
40,000	iPCS, Inc., 2.591%, due 05/01/13 (1)	39,700

	Total Corporate Bonds (Cost: $1,484,711)	1,494,050

	Municipal Bonds (Cost: $75,326) (2.0%)
75,000	State of Illinois, General Obligation, 4.511%, due 03/01/15	79,610

	Total Fixed Income Securities (Cost: $2,812,684) (72.5%)	2,869,523

Number of Shares	Money Market Investments (2.1%)
4,500	BlackRock Provident Institutional Fund, 0.15% (2)(4)	4,500
35,000	DWS Money Market Series — Institutional Shares, 0.15% (4)	35,000
5,000	Goldman Sachs Offshore PLC, 0.12% (2)(4)	5,000
37,500	JPMorgan Prime Money Market Fund — Institutional Class, 0.12% (4)	37,500

	Total Money Market Investments (Cost: $82,000)	82,000

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $20,258) (0.5%)
$20,258	State Street Bank & Trust Company, 0.01%, due 08/01/12, (collateralized by $25,000 U.S. Treasury Note, 1%, due 03/31/17, valued at $25,605) (Total Amount to be Received Upon Repurchase $20,258)	$20,258

	Time Deposit (Cost: $ 275,116) (7.0%)
275,116	State Street Euro Dollar Time Deposit, Inc., 0.01%, due 08/01/12 (2)	275,116

	Discount Notes (15.9%)
115,000	Federal Home Loan Bank Discount Note, 0.12%, due 09/05/12 (2)(5)	114,987
475,000	Federal Home Loan Mortgage Corp. Discount Note, 0.115%, due 09/19/12 (2)(5)	474,926
40,000	Federal Home Loan Mortgage Corp. Discount Note, 0.125%, due 09/17/12 (5)	39,993

	Total Discount Notes (Cost: $629,906)	629,906

	Total Short-Term Investments (Cost: $925,280) (23.4%)	925,280

	Total Investments (Cost: $3,819,964) (98.0%)	3,876,803
	Excess of Other Assets over Liabilities (2.0%)	80,003

	Net Assets (100.0%)	$3,956,806

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
STRIPS	Separate Trading of Registered Interest and Principal Securities.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2012.

(2)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $176,137 or 4.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(4)	Rate disclosed, the 7-day net yield, is as of July 31, 2012.

(5)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2012

Total Return Swaps (1)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Depreciation	Premium Paid	Value
$2,367,714	08/21/12	Citigroup Global Markets	3-Month U.S. Treasury Bills	DJUBS Commodity Total Return Index	$(34,233)	$—	$(34,233)
1,636,310	08/21/12	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills	DJUBS Commodity Total Return Index	(20,391)	—	(20,391)

					$(54,624)	$—	$(54,624)

(1)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Airlines	4.7%
Banks	15.1
Commercial Mortgage-Backed Securities — Non-Agency	1.6
Diversified Financial Services	4.1
Gas	1.1
Insurance	3.5
Media	0.6
Municipal Bonds	2.0
Real Estate	1.2
REIT	6.5
Residential Mortgage-Backed Securities — Agency	9.4
Residential Mortgage-Backed Securities — Non-Agency	21.7
Telecommunications	1.0
Money Market Investments	2.1
Short-Term Investments	23.4

Total	98.0%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (26.1%)
	Agriculture (0.9% of Net Assets)
$200,000	Virgolino de Oliveira Finance, Ltd. (Brazil), (144A), 10.5%, due 01/28/18 (1)	$196,000

	Airlines (0.9%)
95,306	Delta Air Lines, Inc. Pass-Through Certificates (02-1G1), 6.718%, due 07/02/24 (EETC)	102,692
95,000	JetBlue Airways Corp. Pass-Through Certificates (04-1-G2), 0.887%, due 09/15/15 (2) (EETC)	90,993

	Total Airlines	193,685

	Auto Manufacturers (0.6%)
125,000	Automotores Gildemeister S.A. (Chile), (144A), 8.25%, due 05/24/21 (1)	132,125

	Banks (8.2%)
100,000	Abbey National Treasury Services PLC (United Kingdom), (144A), 3.875%, due 11/10/14 (1)	100,020
200,000	Alfa Bank OJSC via Alfa Bond Issuance PLC (Russia), (144A), 7.75%, due 04/28/21 (1)	206,760
105,000	Allied Irish Banks PLC (Ireland), 4%, due 03/19/15	121,440
200,000	Banco do Brasil S.A. (Brazil), (144A), 5.875%, due 01/26/22 (1)	210,260
250,000	Bank of America N.A., 6.1%, due 06/15/17	276,521
300,000	Chase Capital VI, 1.072%, due 08/01/28 (2)	222,000
200,000	Citigroup, Inc., 2.166%, due 05/15/18 (2)(3)	190,487
250,000	Export-Import Bank of Korea (South Korea), 4.375%, due 09/15/21	271,208
110,000	Goldman Sachs Group, Inc. (The), 5.75%, due 01/24/22	120,156
100,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17 (3)	105,410

	Total Banks	1,824,262

	Coal (0.4%)
100,000	Arch Coal, Inc., 7%, due 06/15/19	86,000

	Diversified Financial Services (1.9%)
200,000	General Electric Capital Corp., 0.845%, due 05/05/26 (2)	164,133
200,000	Metalloinvest Finance, Ltd. (Russia), (144A), 6.5%, due 07/21/16 (1)	200,500
65,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	66,950

	Total Diversified Financial Services	431,583

	Electric (3.3%)
250,000	Abu Dhabi National Energy Co. (United Arab Emirates), (144A), 5.875%, due 12/13/21 (1)	292,500
300,000	Cia Energetica de Sao Paulo (Brazil), (Reg. S), 9.75%, due 01/15/15 (4)	216,609

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount		Fixed Income Securities	Value
		Electric (Continued)
	$200,000	Perusahaan Listrik Negara PT (Indonesia), (144A), 5.5%, due 11/22/21 (1)	$216,500

		Total Electric	725,609

		Energy-Alternate Sources (1.0%)
	200,000	Inkia Energy, Ltd. (Peru), (Reg. S), 8.375%, due 04/04/21 (3)(4)	213,500

		Gas (0.7%)
	150,000	Sabine Pass LNG LP, 7.25%, due 11/30/13	156,000

		Healthcare-Services (0.3%)
	55,000	HCA, Inc., 8.5%, due 04/15/19	62,117

		Insurance (0.5%)
	100,000	Farmers Exchange Capital, (144A), 7.05%, due 07/15/28 (1)	121,393

		Mining (2.9%)
	200,000	Southern Copper Corp. (Peru), 6.75%, due 04/16/40	230,908
	200,000	Vedanta Resources PLC (India), (144A), 8.25%, due 06/07/21 (1)	190,000
	200,000	Volcan Cia Minera S.A.A. (Peru), (144A), 5.375%, due 02/02/22 (1)	215,500

		Total Mining	636,408

		Oil & Gas (2.7%)
	200,000	MIE Holdings Corp. (China), (144A), 9.75%, due 05/12/16 (1)	199,500
	200,000	Petroleos de Venezuela S.A. (Venezuela), (Reg. S), 4.9%, due 10/28/14 (4)	174,760
	2,700,000	Petroleos Mexicanos (Mexico), (144A), 7.65%, due 11/24/21 (1)	219,882

		Total Oil & Gas	594,142

		Real Estate (0.9%)
	200,000	Country Garden Holdings Co., Ltd. (China), (144A), 11.125%, due 02/23/18 (1)	209,500

		REIT (0.9%)
	100,000	HCP, Inc., 3.75%, due 02/01/19	104,036
	100,000	SL Green Realty Corp., 5%, due 08/15/18	103,460

		Total REIT	207,496

		Total Corporate Bonds (Cost: $5,356,150) (26.1%)	5,789,820

		Foreign Government Bonds (34.1%)
AUD	335,000	Australia Government Bond, 5.75%, due 05/15/21 (3)	428,331
EUR	710,000	Bundesrepublik Deutschland (Germany), 2.25%, due 09/04/21 (3)	956,749
CAD	430,000	Canada Housing Trust, (144A), 3.35%, due 12/15/20 (1)	470,549

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount		Fixed Income Securities	Value
CLP	60,500,000	Chile Government International Bond, 5.5%, due 08/05/20	$137,647
	$200,000	Croatia Government International Bond, (144A), 6.375%, due 03/24/21 (1)	205,260
EUR	265,000	France Government Bond OAT, 3.25%, due 10/25/21 (3)	360,021
	$150,000	Hungary Government International Bond, 7.625%, due 03/29/41	158,625
ILS	880,000	Israel Government Bond, 5.5%, due 01/31/22	247,687
EUR	140,000	Italy Buoni Poliennali Del Tesoro, 4.75%, due 09/15/16	170,723
JPY	103,000,000	Japan Government Ten-Year Bond, 1%, due 09/20/21	1,352,746
JPY	15,000,000	Japan Government Thirty-Year Bond, 2%, due 03/20/42	198,586
MYR	880,000	Malaysia Government Bond, 4.16%, due 07/15/21	298,090
MXN	2,400,000	Mexican Bonos de Desarrollo, 6.5%, due 06/10/21	198,272
NOK	1,350,000	Norway Government Bond, 3.75%, due 05/25/21 (3)	260,300
PLN	700,000	Poland Government Bond, 5.5%, due 10/25/19	221,261
EUR	250,000	Portugal Obrigacoes do Tesouro OT, 6.4%, due 02/15/16	279,916
SGD	315,000	Singapore Government Bond, 2.25%, due 06/01/21 (3)	274,730
EUR	130,000	Spain Government Bond, 5.5%, due 04/30/21	147,175
SEK	1,500,000	Sweden Government Bond, 3.5%, due 06/01/22 (3)	261,720
TRY	250,000	Turkey Government Bond, 10.5%, due 01/15/20	158,788
	$200,000	Turkey Government International Bond, 5.125%, due 03/25/22	220,000
GBP	230,000	United Kingdom Gilt, 3.75%, due 09/07/21 (3)	433,231
RUB	4,000,000	Vnesheconombank (Russia), 7.9%, due 03/18/21 (2)	121,342

		Total Foreign Government Bonds (Cost: $7,303,684)	7,561,749

		Asset-Backed Securities (3.2%)
	96,317	GE Business Loan Trust (04-2A-A), (144A), 0.468%, due 12/15/32 (1)(2)	87,671
	56,906	Iowa Student Loan Liquidity Corp. (11-1-A), 1.717%, due 06/25/42 (2)	57,108
	225,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 0.719%, due 02/25/36 (1)(2)	155,250
	65,000	SLM Student Loan Trust (06-5-A6C), 0.571%, due 10/25/40 (2)(3)	55,366
	50,000	SLM Student Loan Trust (11-2-A2), 1.446%, due 10/25/34 (2)	48,665
	213,668	Spirit Master Funding LLC (05-1-A1), (144A), 5.05%, due 07/20/23 (1)	194,438
	150,000	Student Loan Consolidation Center (02-2-B2), (144A), 0.056%, due 07/01/42 (1)(2)	113,250

		Total Asset-Backed Securities (Cost: $703,477)	711,748

		Commercial Mortgage-Backed Securities — Non-Agency (3.8%)
	90,000	Banc of America Commercial Mortgage, Inc. (06-2-A4), 5.726%, due 05/10/45 (2)(3)	103,328
	100,000	Citigroup/Deutsche Bank Commercial Mortgage Trust (07-CD4-A4), 5.322%, due 12/11/49 (3)	112,170
	115,000	DBUBS Mortgage Trust (11-LC3A-A2), 3.642%, due 08/10/44	125,187
	95,000	Greenwich Capital Commercial Funding Corp. (05-GG3-A4), 4.799%, due 08/10/42 (2)(3)	102,534
	37,000	JPMorgan Chase Commercial Mortgage Securities Corp. (05-LDP1-A4), 5.038%, due 03/15/46 (2)	40,216

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$90,000	JPMorgan Chase Commercial Mortgage Securities Corp. (05-LDP5-A4), 5.195%, due 12/15/44 (2)(3)	$100,968
9,925	LB-UBS Commercial Mortgage Trust (05-C7-A2), 5.103%, due 11/15/30	9,982
110,000	LB-UBS Commercial Mortgage Trust (07-C2-A3), 5.43%, due 02/15/40 (3)	124,721
105,000	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43 (3)	121,317

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $808,301)	840,423

	Residential Mortgage-Backed Securities — Agency (16.3%)
71,885	Federal Home Loan Mortgage Corp. (2990-ND), 16.259%, due 12/15/34 (I/F) (PAC) (2)(3)	94,910
143,967	Federal Home Loan Mortgage Corp. (3001-HS), 16.128%, due 02/15/35 (I/F) (PAC) (2)(3)	173,299
445,820	Federal Home Loan Mortgage Corp. (3439-SC), 5.651%, due 04/15/38 (I/O) (I/F) (2)	64,320
168,968	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (3)	161,267
210,000	Federal Home Loan Mortgage Corp. TBA, 2.5% (5)	218,170
360,000	Federal Home Loan Mortgage Corp. TBA, 3.5% (5)	380,194
288,978	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41 (3)	310,493
285,087	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (3)	307,382
611,967	Federal National Mortgage Association (07-52-LS), 5.804%, due 06/25/37 (I/O) (I/F) (2)(3)	85,274
504,518	Federal National Mortgage Association (08-18-SM), 6.754%, due 03/25/38 (I/O) (I/F) (2)	82,182
378,957	Federal National Mortgage Association (09-115-SB), 6.004%, due 01/25/40 (I/O) (I/F) (2)(3)	53,344
463,725	Federal National Mortgage Association (10-35-IA), 5%, due 07/25/38 (I/O) (3)	29,857
742,266	Federal National Mortgage Association (10-116-SE), 6.354%, due 10/25/40 (I/O) (2)	102,347
198,556	Federal National Mortgage Association, Pool #AB4670, 3%, due 03/01/27	212,064
314,796	Federal National Mortgage Association, Pool #AB5215, 3%, due 05/01/27	334,835
50,000	Federal National Mortgage Association TBA, 2.5% (5)	52,015
230,000	Federal National Mortgage Association TBA, 3% (5)	239,236
657,929	Government National Mortgage Association (10-20-SE), 6.003%, due 02/20/40 (I/O) (2)	109,310
627,238	Government National Mortgage Association (11-50-PS), 5.853%, due 02/20/41 (I/O) (PAC) (2)	111,035
674,203	Government National Mortgage Association (11-69-GI), 5%, due 05/16/40 (I/O)	107,479
220,296	Government National Mortgage Association (11-146-EI), 5%, due 11/16/41 (I/O) (PAC) (3)	52,143
633,274	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC) (3)	84,228
220,000	Government National Mortgage Association II TBA, 3.5% (5)	238,803

	Total Residential Mortgage-Backed Securities — Agency (Cost: $3,516,864)	3,604,187

	Residential Mortgage-Backed Securities — Non-Agency (10.8%)
361,077	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.604%, due 10/25/35 (2)	299,408
98,113	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30	106,557

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$354,949	Lehman XS Trust (06-9-A1B), 0.16%, due 05/25/46 (2)(6)	$248,276
1,157,731	Lehman XS Trust (07-12N-1A3A), 0.446%, due 07/25/47 (2)(6)	421,554
1,251,739	Merrill Lynch Alternative Note Asset (07-A3-A2D), 0.576%, due 04/25/37 (2)	108,535
471,368	Novastar Home Equity Loan (06-2-A2C), 0.396%, due 06/25/36 (2)	239,190
208,714	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 2.732%, due 12/25/34 (2)	192,597
312,322	Structured Asset Mortgage Investments, Inc. (06-AR6-1A3), 0.436%, due 07/25/46 (2)	143,351
561,477	Structured Asset Mortgage Investments, Inc. (06-AR3-22A1), 2.266%, due 05/25/36 (2)	294,728
447,128	Vanderbilt Mortgage Finance (00-C-ARM), 0.595%, due 10/07/30 (2)	345,926

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $1,946,460)	2,400,122

	U.S. Treasury Securities (9.1%)
262,000	U.S. Treasury Bond, 3.125%, due 02/15/42 (3)	291,966
1,710,000	U.S. Treasury Note, 0.875%, due 01/31/17 (3)	1,736,171

	Total U.S. Treasury Securities (Cost: $1,990,308)	2,028,137

	Total Fixed Income Securities (Cost: $21,625,244) (103.4%)	22,936,186

Number of Shares	Money Market Investments (Cost: $70,000) (0.3%)
70,000	Dreyfus Institutional Cash Advantage Fund, 0.15% (7)	70,000

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $73,621) (0.3%)
$73,621	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $75,000 U.S. Treasury Note, 1%, due 03/31/17, valued at $76,814) (Total Amount to be Received Upon Repurchase $73,621)	73,621

	U.S. Treasury Security (Cost: $34,996) (0.2%)
35,000	U.S. Treasury Bill, 0.01%, due 09/13/12 (8)	34,996

	Total Short Term Investments (Cost: $108,617) (0.5%)	108,617

	Total Investments (Cost: $21,803,861) (104.2%)	23,114,803
	Liabilities in Excess of Other Assets (-4.2%)	(925,160)

	Total Net Assets (100.0%)	$22,189,643

Notes to the Schedule of Investments:

AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.
CLP	-	Chilean Peso.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

EUR	-	Euro Currency.
GBP	-	British Pound Sterling.
ILS	-	Israeli Shekel.
JPY	-	Japanese Yen.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
NOK	-	Norwegian Krona.
PLN	-	Polish Zloty.
RUB	-	Russian Ruble.
SEK	-	Swedish Krona.
SGD	-	Singapore Dollar.
TRY	-	New Turkish Lira.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
REIT	-	Real Estate Investment Trust.
TBA	-	To be Announced.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $4,003,808 or 18.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2012.

(3)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments.

(4)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2012, the value of these securities amounted to $604,869 or 2.7% of net assets.

(5)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(6)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(7)		Rate disclosed, the 7-day net yield, is as of July 31, 2012.

(8)		Rate shown represents yield-to-maturity.

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation
BUY (1)
J.P. Morgan Securities Inc.	Euro	1,185,000	10/25/12	$1,433,056	$1,459,568	$26,512
J.P. Morgan Securities Inc.	Japanese Yen	231,747,000	10/25/12	2,965,375	2,969,182	3,807

				$4,398,431	$4,428,750	$30,319

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

(1)	Fund buys foreign currency, sells U.S. Dollar

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)
SELL
11	10-Year U.S. Treasury Note Futures	09/19/12	$1,481,219	$(13,000)

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Agriculture	0.9%
Airlines	0.9
Asset-Backed Securities	3.2
Auto Manufacturers	0.6
Banks	8.2
Coal	0.4
Commercial Mortgage-Backed Securities — Non Agency	3.8
Diversified Financial Services	1.9
Electric	3.3
Energy-Alternate Sources	1.0
Foreign Government Bonds	34.1
Gas	0.7
Healthcare-Services	0.3
Insurance	0.5
Mining	2.9
Oil & Gas	2.7
Real Estate	0.9
REIT	0.9
Residential Mortgage-Backed Securities — Agency	16.3
Residential Mortgage-Backed Securities — Non Agency	10.8
U.S. Government Obligations	9.1
Money Market Investments	0.3
Short-Term Investments	0.5

Total	104.2%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Country (Unaudited)	July 31, 2012

Country	Percentage of Net Assets
Australia	1.9%
Brazil	2.8
Canada	2.1
Chile	1.2
China	1.8
Croatia	0.9
France	1.6
Germany	4.3
Hungary	0.7
India	0.9
Indonesia	1.0
Ireland	0.5
Israel	1.1
Italy	0.8
Japan	7.0
Malaysia	1.3
Mexico	1.9
Netherlands	0.5
Norway	1.2
Peru	3.0
Poland	1.0
Portugal	1.3
Russia	2.4
Singapore	1.2
South Korea	1.2
Spain	0.7
Sweden	1.2
Turkey	1.7
United Arab Emirates	1.3
United Kingdom	2.4
United States	52.4
Venezuela	0.8

Total	104.2%

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Bank Loans (7.9% of Net Assets)
	Auto Manufacturers (0.8%)
$491,259	Chrysler Group LLC First Lien Term Loan B, 7.4%, due 05/24/17 (1)	$498,321

	Electric (2.1%)
1,942,083	TXU U.S. Holdings Co. Extended First Lien Term Loans, 11%, due 10/10/17 (1)	1,233,223

	Lodging (1.7%)
1,100,000	Caesars Entertainment Operating Co. First Lien Loan Agreement, 8%, due 01/28/18 (1)	966,931

	Media (1.6%)
994,778	Cengage Learning, Inc. Term Loan, 7.6%, due 07/03/14 (1)	907,425

	Metal Fabricate & Hardware (0.9%)
500,000	Schaeffler AG First Lien Term Loan (Germany), 6.2%, due 01/27/17 (1)	500,937

	Software (0.8%)
500,000	First Data Corp. First Lien Extended Term Loan, 9.3%, due 03/24/18 (1)	465,313

	Total Bank Loans (Cost: $5,031,456)	4,572,150

	Corporate Bonds (67.2%)
	Advertising (0.4%)
200,000	Visant Corp., 10%, due 10/01/17	201,500

	Airlines (1.7%)
280,000	Air Canada, (144A), 9.25%, due 08/01/15 (2)	280,700
185,000	American Airlines, Inc., (144A), 7.5%, due 03/15/16 (2)(3)	177,138
246,262	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	266,578
216,604	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24 (EETC)	233,391

	Total Airlines	957,807

	Auto Parts & Equipment (3.6%)
495,000	Cooper-Standard Automotive, Inc., 8.5%, due 05/01/18	533,363
750,000	Goodyear Tire & Rubber Co. (The), 8.25%, due 08/15/20	817,500
45,000	Schaeffler Finance BV (Germany), (144A), 7.75%, due 02/15/17 (2)	47,700
45,000	Schaeffler Finance BV (Germany), (144A), 8.5%, due 02/15/19 (2)	48,150
255,000	Tenneco, Inc., 6.875%, due 12/15/20	275,081
305,000	Tenneco, Inc., 7.75%, due 08/15/18	329,781

	Total Auto Parts & Equipment	2,051,575

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Banks (4.2%)
$565,000	Bank of America Corp., 5.625%, due 10/14/16	$624,510
350,000	CIT Group, Inc., (144A), 6.625%, due 04/01/18 (2)	386,750
125,000	Goldman Sachs Group, Inc. (The), 5.75%, due 01/24/22	136,541
980,000	JPMorgan Chase Capital XIII, 1.41%, due 09/30/34 (4)(5)	686,000
550,000	Provident Funding Associates, (144A), 10.25%, due 04/15/17 (2)	574,750

	Total Banks	2,408,551

	Chemicals (0.3%)
155,000	Hexion US Finance Corp., 6.625%, due 04/15/20	158,488

	Coal (0.8%)
565,000	Arch Coal, Inc., 7%, due 06/15/19	485,900

	Commercial Services (0.1%)
60,000	Ceridian Corp., (144A), 8.875%, due 07/15/19 (2)	63,000

	Diversified Financial Services (1.7%)
115,000	International Lease Finance Corp., (144A), 7.125%, due 09/01/18 (2)	130,094
200,000	Legg Mason, Inc., (144A), 5.5%, due 05/21/19 (2)	212,360
640,000	ZFS Finance USA Trust V, (144A), 6.5%, due 05/09/67 (2)(4)	643,200

	Total Diversified Financial Services	985,654

	Electric (6.5%)
848,000	DPL, Inc., (144A), 7.25%, due 10/15/21 (2)	958,240
500,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B, 7.67%, due 11/08/16 (3)	320,000
980,000	Edison Mission Energy, 7%, due 05/15/17	534,100
75,000	Edison Mission Energy, 7.75%, due 06/15/16	41,250
876,865	Mirant Mid-Atlantic Pass-Through Certificates, Series C, 10.06%, due 12/30/28	951,398
782,000	NRG Energy, Inc., 7.625%, due 01/15/18 (5)	832,830
100,000	Reliant Energy Mid-Atlantic Power Holdings, LLC Pass-Through Certificates, Series C, 9.681%, due 07/02/26	105,000

	Total Electric	3,742,818

	Entertainment (1.0%)
50,000	Carmike Cinemas, Inc., 7.375%, due 05/15/19	52,625
450,000	Regal Cinemas Corp., 8.625%, due 07/15/19	502,312

	Total Entertainment	554,937

	Environmental Control (0.3%)
175,000	Casella Waste Systems, Inc., 7.75%, due 02/15/19	173,688

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Food (2.0%)
$380,000	Bumble Bee Acquisition Corp., (144A), 9%, due 12/15/17 (2)	$383,800
580,000	JBS USA LLC/JBS USA Finance, Inc., (144A), 7.25%, due 06/01/21 (2)	542,300
250,000	JBS USA LLC/JBS USA Finance, Inc., (144A), 8.25%, due 02/01/20 (2)	248,125

	Total Food	1,174,225

	Forest Products & Paper (0.3%)
180,000	Sappi Papier Holding GMBH (South Africa), (144A), 6.625%, due 04/15/21 (2)	164,700

	Gas (2.4%)
650,000	Sabine Pass LNG, LP, 7.25%, due 11/30/13	676,000
220,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	231,825
605,000	Southern Union Co., 3.483%, due 11/01/66 (4)	493,075

	Total Gas	1,400,900

	Healthcare-Products (2.3%)
800,000	Accellent, Inc., 8.375%, due 02/01/17	832,000
440,000	Alere, Inc., 7.875%, due 02/01/16	457,600
50,000	Universal Hospital Services, Inc., (144A), 7.625%, due 08/15/20 (2)	51,562

	Total Healthcare-Products	1,341,162

	Healthcare-Services (5.7%)
225,000	CHS/Community Health Systems, Inc., 7.125%, due 07/15/20	235,125
240,000	CHS/Community Health Systems, Inc., 8%, due 11/15/19	259,800
561,000	HCA, Inc., 7.25%, due 09/15/20	626,917
439,000	HCA, Inc., 7.875%, due 02/15/20	493,875
815,000	Tenet Healthcare Corp., 6.875%, due 11/15/31	704,975
250,000	Tenet Healthcare Corp., 8.875%, due 07/01/19	283,450
60,000	Tenet Healthcare Corp., 10%, due 05/01/18	69,600
580,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, due 02/01/19	603,200

	Total Healthcare-Services	3,276,942

	Household Products/Wares (2.1%)
640,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 7.125%, due 04/15/19	680,000
200,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 8.25%, due 02/15/21	195,500
250,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 9%, due 04/15/19	253,750
85,000	Spectrum Brands Holdings, Inc., (144A), 9.5%, due 06/15/18 (2)	96,262

	Total Household Products/Wares	1,225,512

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Insurance (0.5%)
$300,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (2)(4)	$271,769

	Iron & Steel (0.3%)
165,000	ArcelorMittal, 6.25%, due 02/25/22	165,120

	Lodging (0.6%)
300,000	CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, due 01/15/16	315,750

	Media (5.1%)
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, due 04/30/20	566,250
433,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7%, due 01/15/19	473,052
140,000	Cengage Learning Acquisitions, Inc., (144A), 11.5%, due 04/15/20 (2)	145,250
275,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., (144A), 8.625%, due 11/15/17 (2)	297,000
425,000	McClatchy Co. (The), 11.5%, due 02/15/17	450,500
220,000	Nara Cable Funding, Ltd., (144A), 8.875%, due 12/01/18 (2)	193,600
100,000	Townsquare Radio LLC/Townsquare Radio, Inc., (144A), 9%, due 04/01/19 (2)	105,750
675,000	Univision Communications, Inc., (144A), 7.875%, due 11/01/20 (2)	723,094

	Total Media	2,954,496

	Mining (0.7%)
400,000	FMG Resources August 2006 PTY, Ltd., (144A), 7%, due 11/01/15 (2)	407,500

	Oil & Gas (7.3%)
45,000	Chaparral Energy, Inc., (144A), 7.625%, due 11/15/22 (2)	46,800
250,000	Chaparral Energy, Inc., 8.25%, due 09/01/21	271,250
412,000	Chaparral Energy, Inc., 9.875%, due 10/01/20	466,590
335,000	Chesapeake Energy Corp., 2.25%, due 12/15/38 (Convertible Bond)	267,160
720,000	Chesapeake Energy Corp., 2.5%, due 05/15/37	630,000
140,000	Cimarex Energy Co., 5.875%, due 05/01/22	149,100
140,000	Continental Resources, Inc., (144A), 5%, due 09/15/22 (2)	145,600
8,000	Linn Energy LLC/Linn Energy Finance Corp., (144A), 6.25%, due 11/01/19 (2)	7,920
270,000	Linn Energy LLC/Linn Energy Finance Corp., (144A), 6.5%, due 05/15/19 (2)	267,300
305,000	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	330,925
110,000	Newfield Exploration Co., 5.625%, due 07/01/24	117,287
530,000	Parker Drilling Co., 9.125%, due 04/01/18	568,425
400,000	Quicksilver Resources, Inc., 8.25%, due 08/01/15	380,000
250,000	Quicksilver Resources, Inc., 11.75%, due 01/01/16	240,625
190,000	Samson Investment Co., (144A), 9.75%, due 02/15/20 (2)	197,125

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Oil & Gas (Continued)
$90,000	SM Energy Co., (144A), 6.5%, due 01/01/23 (2)	$91,800

	Total Oil & Gas	4,177,907

	Packaging & Containers (4.3%)
755,000	Ardagh Packaging Finance PLC, (144A), 7.375%, due 10/15/17 (2)	808,794
240,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., (144A), 7.375%, due 10/15/17 (2)	257,400
675,000	Bway Holding Co., 10%, due 06/15/18	745,875
605,000	Packaging Dynamics Corp., (144A), 8.75%, due 02/01/16 (2)	638,275

	Total Packaging & Containers	2,450,344

	Pipelines (0.2%)
90,000	El Paso LLC, 7.75%, due 01/15/32	105,408
31,000	El Paso LLC, 7.8%, due 08/01/31	36,037

	Total Pipelines	141,445

	Real Estate (0.6%)
300,000	Realogy Corp., (144A), 7.625%, due 01/15/20 (2)	321,375

	Retail (0.3%)
195,000	Sears Holdings Corp., 6.625%, due 10/15/18	173,794

	Software (1.3%)
470,000	First Data Corp., (144A), 7.375%, due 06/15/19 (2)	491,150
275,000	First Data Corp., 12.625%, due 01/15/21	277,750

	Total Software	768,900

	Storage/Warehousing (1.2%)
625,000	Mobile Mini, Inc., 7.875%, due 12/01/20	662,500

	Telecommunications (8.9%)
210,000	CenturyLink, Inc., 5.8%, due 03/15/22	222,854
365,000	Cricket Communications, Inc., 7.75%, due 05/15/16	386,900
235,000	Frontier Communications Corp., 7.875%, due 04/15/15	259,088
385,000	GCI, Inc., 8.625%, due 11/15/19	409,062
550,000	Intelsat Jackson Holdings SA, 7.25%, due 04/01/19	588,500
500,000	Intelsat Jackson Holdings SA, 8.5%, due 11/01/19	556,250
775,000	Level 3 Financing, Inc., 4.505%, due 02/15/15 (4)	759,500
100,000	Sprint Capital Corp., 6.875%, due 11/15/28	89,500
630,000	Sprint Nextel Corp., (144A), 9%, due 11/15/18 (2)	735,525

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Telecommunications (Continued)
$405,000	Sprint Nextel Corp., 9.25%, due 04/15/22	$441,450
350,000	Windstream Corp., 7%, due 03/15/19	356,563
300,000	Windstream Corp., 7.75%, due 10/15/20	319,500

	Total Telecommunications	5,124,692

	Trucking & Leasing (0.5%)
295,000	Maxim Crane Works LP, (144A), 12.25%, due 04/15/15 (2)	292,050

	Total Corporate Bonds (Cost: $38,324,911) (67.2%)	38,595,001

	Municipal Bonds (Cost: $36,937) (0.1%)
30,000	NYC Industrial Development Agency, (144A), 11%, due 03/01/29 (2)	42,330

	Total Fixed Income Securities (Cost: $43,393,304) (75.2%)	43,209,481

Number of Shares	Preferred Stock
	Banking (Cost: $671,250) (1.2%)
25,000	Citigroup Capital XIII, 7.785% (5)	684,750

	Money Market Investments
214,000	BlackRock Provident Institutional Fund, 0.15% (6)	214,000
938,000	Dreyfus Institutional Cash Advantage Fund, 0.15% (6)	938,000

	Total Money Market Investments (Cost: $1,152,000) (2.0%)	1,152,000

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $298,369) (0.5%)
$298,369	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $300,000 U.S. Treasury Note, 1%, due 03/31/17, valued at $307,258) (Total Amount to be Received Upon Repurchase $298,369)	298,369

	Discount Notes (20.4%)
2,150,000	Federal Home Loan Bank Discount Note, 0.115%, due 09/19/12 (7)	2,149,663
6,760,000	Federal Home Loan Bank Discount Note, 0.115%, due 10/03/12 (7)	6,758,640
1,735,000	Federal Home Loan Bank Discount Note, 0.125%, due 09/07/12 (5)(7)	1,734,777
491,000	Federal Home Loan Bank Discount Note, 0.12%, due 09/14/12 (7)	490,928
120,000	Federal Home Loan Mortgage Corp. Discount Note, 0.1%, due 08/06/12 (7)	119,998
475,000	Federal National Mortgage Association Discount Note, 0.115%, due 09/19/12 (7)	474,926

	Total Discount Notes (Cost: $11,728,932)	11,728,932

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	U.S. Treasury Security (Cost: $59,993) (0.1%)
$60,000	U.S. Treasury Bill, 0.01%, due 09/13/12 (5)(7)	$59,993

	Total Short Term Investments (Cost: $12,087,294) (21.0%)	12,087,294

	Total Investments (Cost: $57,303,848) (99.4%)	57,133,525
	Excess of Other Assets over Liabilities (0.6%)	322,753

	Net Assets (100.0%)	$57,456,278

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.

(1)	Rate stated is the effective yield.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $11,496,238 or 20.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(4)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2012.

(5)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments.

(6)	Rate disclosed, the 7-day net yield, is as of July 31, 2012.

(7)	Rate shown represents yield-to-maturity.

Future Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)
SELL
15	30 -Year U.S. Treasury Bond Futures	09/19/12	$2,265,469	$(47,727)

			$2,265,469	$(47,727)

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Credit Default Swaps - Sell Protection (1)

Notional Amount (2)	Implied Credit Spread (3)	Expiration Date	Counterparty	Fixed Deal Receive Rate	Reference Entity	Unrealized (Depreciation)	Premium (Received)	Value (4)
$3,465,000	5.74%	06/20/17	Barclays Capital Inc.	5%	Markit CDX North America High Yield Index (Moody’s Rating A3)	$(3,088)	$(101,784)	$(104,872)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The values of credit default swap agreements serve as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Advertising	0.4%
Airlines	1.7
Auto Manufacturers	0.8
Auto Parts & Equipment	3.6
Banking	1.2
Banks	4.2
Chemicals	0.3
Coal	0.8
Commercial Services	0.1
Diversified Financial Services	1.7
Electric	8.6
Entertainment	1.0
Environmental Control	0.3
Food	2.0
Forest Products & Paper	0.3
Gas	2.4
Healthcare-Products	2.3
Healthcare-Services	5.7
Household Products/Wares	2.1
Insurance	0.5
Iron & Steel	0.3
Lodging	2.3
Media	6.7
Metal Fabricate & Hardware	0.9
Mining	0.7
Municipal Bonds	0.1
Oil & Gas	7.3
Packaging & Containers	4.3
Pipelines	0.2
Real Estate	0.6
Retail	0.3
Software	2.1
Storage/Warehousing	1.2
Telecommunications	8.9
Trucking & Leasing	0.5
Money Market Investments	2.0
Short-Term Investments	21.0

Total	99.4%

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (Cost: $252,944) (2.4% of Net Assets)
$237,554	Federal Home Loan Mortgage Corp., Pool # 310005, 5.933%, due 11/01/19 (1)	$252,311

	Commercial Mortgage-Backed Securities — Non-Agency (14.9%)
30,801	Banc of America Commercial Mortgage, Inc. (03-1-A2), 4.648%, due 09/11/36	30,995
51,436	Banc of America Merrill Lynch Commercial Mortgage, Inc. (02-PB2-B), 6.309%, due 06/11/35	51,432
50,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. (04-1-A4), 4.76%, due 11/10/39	52,135
50,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. (04-4-A6), 4.877%, due 07/10/42	53,178
48,000	Bear Stearns Commercial Mortgage Securities (03-T12-A4), 4.68%, due 08/13/39	49,422
45,000	Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.144%, due 10/12/42 (1)	50,214
43,659	Bear Stearns Commercial Mortgage Securities (06-T22-A3), 5.539%, due 04/12/38 (1)	43,876
40,948	Citigroup Commercial Mortgage Trust (04-C1-A3), 5.251%, due 04/15/40	41,632
51,528	Commercial Mortgage Asset Trust (99-C1-A4), 6.975%, due 01/17/32	52,581
2,163	Credit Suisse First Boston Mortgage Securities Corp. (02-CKS4-A2), 5.183%, due 11/15/36	2,162
45,000	Credit Suisse First Boston Mortgage Securities Corp. (05-C4-A5), 5.104%, due 08/15/38	49,361
48,313	Credit Suisse Mortgage Capital Certificates (06-C5-AAB), 5.308%, due 12/15/39	49,183
54,000	GMAC Commercial Mortgage Securities, Inc. (03-C2-A2), 5.457%, due 05/10/40 (1)	56,078
60,000	Greenwich Capital Commercial Funding Corp. (03-C2-A4), 4.915%, due 01/05/36	62,147
35,000	Greenwich Capital Commercial Funding Corp. (04-GG1-A7), 5.317%, due 06/10/36	37,042
45,323	GS Mortgage Securities Corp. II (03-C1-A3), 4.608%, due 01/10/40	45,696
44,228	JPMorgan Chase Commercial Mortgage Securities Corp. (02-C2-A2), 5.05%, due 12/12/34	44,418
47,562	JPMorgan Chase Commercial Mortgage Securities Corp. (03-C1-A2), 4.985%, due 01/12/37	48,088
45,000	JPMorgan Chase Commercial Mortgage Securities Corp. (03-PM1A-A4), 5.326%, due 08/12/40	46,308
45,000	JPMorgan Chase Commercial Mortgage Securities Corp. (04-C3-A5), 4.878%, due 01/15/42	48,532
55,000	JPMorgan Chase Commercial Mortgage Securities Corp. (05-CB13-A3A1), 5.284%, due 01/12/43 (1)	55,932
48,568	JPMorgan Chase Commercial Mortgage Securities Corp. (05-LDP2-A3A), 4.678%, due 07/15/42	49,296
105,000	LB-UBS Commercial Mortgage Trust (03-C7-A4), 4.931%, due 09/15/35	108,290
61,466	LB-UBS Commercial Mortgage Trust (03-C8-A3), 4.83%, due 11/15/27	62,141
42,000	LB-UBS Commercial Mortgage Trust (04-C2-A4), 4.367%, due 03/15/36	43,941
52,856	Merrill Lynch/Countrywide Commercial Mortgage Trust (06-4-A2FL), 0.369%, due 12/12/49 (1)	52,720
52,700	Morgan Stanley Capital I, Inc. (04-HQ3-A4), 4.8%, due 01/13/41	54,825
65,446	Morgan Stanley Capital I, Inc. (06-T23-A2), 5.743%, due 08/12/41 (1)	66,477
48,559	Morgan Stanley Capital I, Inc. (07-HQ11-A2), 5.359%, due 02/12/44	49,855

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$52,246	Morgan Stanley Dean Witter Capital I (03-TOP9-A2), 4.74%, due 11/13/36	$52,639
38,746	Wachovia Bank Commercial Mortgage Trust (03-C5-A2), 3.989%, due 06/15/35	39,338
44,008	Wachovia Bank Commercial Mortgage Trust (03-C8-A3), 4.445%, due 11/15/35	44,587

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $1,591,384)	1,594,521

	Residential Mortgage-Backed Securities — Agency (35.8%)
59,068	Federal Home Loan Mortgage Corp. (2550-FI), 0.599%, due 11/15/32 (TAC) (1)	59,082
94,969	Federal Home Loan Mortgage Corp. (3946-FG), 0.599%, due 10/15/39 (PAC) (1)	95,218
143,488	Federal Home Loan Mortgage Corp. (2581-F), 0.699%, due 12/15/32 (1)	143,835
105,000	Federal Home Loan Mortgage Corp. (263-F5), 0.75%, due 07/15/42 (STRIPS) (1)	105,222
303,691	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	305,622
20,002	Federal Home Loan Mortgage Corp., Pool #1B1010, 2.5%, due 08/01/33 (1)	21,478
59,042	Federal Home Loan Mortgage Corp., Pool #610967, 2.421%, due 04/01/28 (1)	62,956
143,666	Federal Home Loan Mortgage Corp., Pool #780721, 2.375%, due 08/01/33 (1)(2)	153,253
48,798	Federal Home Loan Mortgage Corp., Pool #780833, 2.343%, due 09/01/33 (1)	52,299
32,820	Federal Home Loan Mortgage Corp., Pool #789924, 2.349%, due 11/01/32 (1)	35,893
23,705	Federal National Mortgage Association (03-26-QF), 0.645%, due 10/25/17 (1)	23,722
83,750	Federal National Mortgage Association (07-64-FA), 0.715%, due 07/25/37 (1)	82,057
86,773	Federal National Mortgage Association (03-11-FA), 1.246%, due 09/25/32 (1)	88,277
88,672	Federal National Mortgage Association, Pool #254548, 5.5%, due 12/01/32	98,086
99,517	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31 (2)	112,193
13,728	Federal National Mortgage Association, Pool #661691, 2.406%, due 10/01/32 (1)	14,413
66,434	Federal National Mortgage Association, Pool #725886, 2.539%, due 05/01/34 (1)	70,579
49,788	Federal National Mortgage Association, Pool #786884, 2.435%, due 08/01/34 (1)	52,432
84,380	Federal National Mortgage Association, Pool #826239, 2.364%, due 07/01/35 (1)	87,227
221,087	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	245,164
86,145	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	95,378
40,782	Government National Mortgage Association II, Pool #80022, 1.625%, due 12/20/26 (1)	42,205
33,520	Government National Mortgage Association II, Pool #80636, 1.625%, due 09/20/32 (1)	34,922
174,962	Government National Mortgage Association II, Pool #80734, 1.625%, due 09/20/33 (1)	181,402
5,817	Government National Mortgage Association II, Pool #80747, 1.625%, due 10/20/33 (1)	6,064
21,867	Government National Mortgage Association II, Pool #80757, 1.625%, due 10/20/33 (1)	22,794
74,469	Government National Mortgage Association II, Pool #80764, 1.625%, due 11/20/33 (1)	77,630
72,895	Government National Mortgage Association II, Pool #80766, 1.625%, due 11/20/33 (1)	75,989
177,162	Government National Mortgage Association II, Pool #80797, 1.625%, due 01/20/34 (1)	183,905
73,859	Government National Mortgage Association II, Pool #80869, 1.75%, due 04/20/34 (1)	76,966
71,000	Government National Mortgage Association II, Pool #80937, 1.75%, due 06/20/34 (1)	75,998

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$112,113	NCUA Guaranteed Notes (10-R2-1A), 0.616%, due 11/06/17 (1)	$112,244
210,266	NCUA Guaranteed Notes (11-R5-1A), 0.626%, due 04/06/20 (1)	210,594
61,258	NCUA Guaranteed Notes (11-R6-1A), 0.626%, due 05/07/20 (1)	61,277
124,062	NCUA Guaranteed Notes (11-R2-1A), 0.646%, due 02/06/20 (1)	124,222
78,714	NCUA Guaranteed Notes (11-R3-1A), 0.646%, due 03/11/20 (1)	78,806
148,843	NCUA Guaranteed Notes (10-R1-1A), 0.696%, due 10/07/20 (1)	149,227
132,281	NCUA Guaranteed Notes (10-R3-1A), 0.806%, due 12/08/20 (1)	133,273
173,787	NCUA Guaranteed Notes (10-R3-2A), 0.806%, due 12/08/20 (1)	174,520

	Total Residential Mortgage-Backed Securities — Agency (Cost: $3,712,408)	3,826,424

	Residential Mortgage-Backed Securities — Non-Agency (7.5%)
68,355	Ameriquest Mortgage Securities, Inc. (05-R11-A2C), 0.476%, due 01/25/36 (1)	68,114
22,001	Banc of America Funding Corp. (06-G-2A3), 0.417%, due 07/20/36 (1)	21,960
31,736	Bear Stearns Asset Backed Securities Trust (05-SD1-1A3), 0.646%, due 08/25/43 (1)	30,247
227,049	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.495%, due 11/25/32 (1)	224,691
38,662	First Franklin Mortgage Loan Asset Backed Certificates (04-FF5-A3C), 1.246%, due 08/25/34 (1)	37,801
20,421	First Franklin Mortgage Loan Asset Backed Certificates (05-FF9-A3), 0.526%, due 10/25/35 (1)	20,130
28,758	Home Equity Asset Trust (07-2-2A1), 0.356%, due 07/25/37 (1)	28,424
43,381	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.696%, due 10/25/34 (1)	42,452
55,000	JPMorgan Mortgage Acquisition Corp. (05-WMC1-M1), 0.666%, due 09/25/35 (1)	51,314
22,342	JPMorgan Mortgage Trust (05-A3-3A3), 2.569%, due 06/25/35 (1)	22,166
19,556	Long Beach Mortgage Loan Trust (05-2-M2), 0.706%, due 04/25/35 (1)	19,285
52,016	Morgan Stanley ABS Capital I (05-WMC6-M1), 0.726%, due 07/25/35 (1)	51,453
46,465	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.696%, due 07/25/34 (1)	41,318
27,288	RAAC Series (06-SP2-A2), 0.416%, due 02/25/36 (1)	27,062
38,253	Residential Accredit Loans, Inc. (02-QS16-A2), 0.796%, due 10/25/17 (1)	35,648
34,101	Residential Asset Mortgage Products, Inc. (05-RS5-AI3), 0.586%, due 05/25/35 (1)	33,406
28,491	Residential Asset Mortgage Products, Inc. (05-RS8-A2), 0.536%, due 10/25/33 (1)	28,068
22,319	Wells Fargo Mortgage Backed Securities Trust (04-DD-2A5), 2.615%, due 01/25/35 (1)	22,220

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $799,344)	805,759

	Corporate Bonds (13.7%)
	Banks (5.3%)
50,000	Abbey National Treasury Services PLC (United Kingdom), 2.028%, due 04/25/14 (1)	48,592
150,000	Bank of America Corp., 1.867%, due 01/30/14 (1)	149,489
50,000	Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14	51,032

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$30,000	Citigroup, Inc., 6.375%, due 08/12/14	$32,397
60,000	Goldman Sachs Group, Inc. (The), 1.466%, due 02/07/14 (1)	59,422
30,000	Goldman Sachs Group, Inc. (The), 3.3%, due 05/03/15	30,370
50,000	JPMorgan Chase Bank N.A., 0.798%, due 06/13/16 (1)	46,629
150,000	Lloyds TSB Bank PLC (United Kingdom), 2.802%, due 01/24/14 (1)	150,819

	Total Banks	568,750

	Diversified Financial Services (0.5%)
50,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (3)	53,250

	Electric (1.1%)
84,056	Mirant Mid-Atlantic Pass-Through Certificates, Series B, 9.125%, due 06/30/17	89,099
30,000	PNM Resources, Inc., 9.25%, due 05/15/15	34,275

	Total Electric	123,374

	Food (0.5%)
50,000	Kraft Foods Group, Inc., (144A), 1.625%, due 06/04/15 (3)	50,748

	Insurance (0.9%)
100,000	Metropolitan Life Global Funding I, (144A), 1.7%, due 06/29/15 (3)	100,737

	Real Estate (1.0%)
100,000	WEA Finance LLC, (144A), 7.5%, due 06/02/14 (3)	109,222

	REIT (3.9%)
200,000	Duke Realty LP, 5.4%, due 08/15/14	211,127
30,000	Health Care REIT, Inc., 6%, due 11/15/13	31,741
115,000	Healthcare Realty Trust, Inc., 5.125%, due 04/01/14	119,723
50,000	Liberty Property LP, 6.375%, due 08/15/12	50,090

	Total REIT	412,681

	Telecommunications (0.5%)
50,000	Verizon Communications, Inc., 1.95%, due 03/28/14	51,296

	Total Corporate Bonds (Cost: $1,462,414)	1,470,058

	Municipal Bond (Cost: $149,006) (1.5%)
150,000	Illinois State Build America Bonds, 4.071%, due 01/01/14	155,108

	U.S. Government Agency Obligation (2.9%)
80,000	Federal Farm Credit Bank, 0.43%, due 08/22/13	80,000
90,000	Federal Home Loan Bank, 0.24%, due 11/15/13 (1)	89,994
55,000	Federal Home Loan Bank, 0.6%, due 08/06/15	54,939
90,000	Federal Home Loan Mortgage Corp., 0.375%, due 04/28/14	90,118

	Total U.S. Government Agency Obligation (Cost: $314,807)	315,051

	U.S. Treasury Securities (10.5%)
685,018	U.S. Treasury Inflation Indexed Notes, 0.625%, due 04/15/13 (4)	688,443
146,603	U.S. Treasury Inflation Indexed Notes, 1.25%, due 04/15/14 (4)	152,170

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$60,181	U.S. Treasury Inflation Indexed Notes, 1.625%, due 01/15/15 (4)	$64,374
118,875	U.S. Treasury Inflation Indexed Notes, 1.875%, due 07/15/13 (4)	122,126
93,286	U.S. Treasury Inflation Indexed Notes, 2%, due 01/15/14 (4)	97,294

	Total U.S. Treasury Securities (Cost: $1,128,209)	1,124,407

	Total Fixed Income Securities (Cost: $9,410,516) (89.2%)	9,543,639

Number of Shares	Money Market Investments
94,000	Dreyfus Institutional Cash Advantage Fund, 0.15% (5)	94,000
89,000	JPMorgan Prime Money Market Fund — Institutional Class, 0.12% (5)	89,000

	Total Money Market Investments (Cost: $183,000) (1.7%)	183,000

Principal Amount	Short-Term Investments
	Commercial Paper (Cost: $99,952) (0.9%)
$100,000	RBS Holdings USA, Inc. (United Kingdom), 0.01%, 09/14/12 (3)(5)(6)	99,952

	Discount Notes (9.0%)
100,000	Federal Home Loan Bank Discount Note, 0.1%, due 08/22/12 (6)	99,994
380,000	Federal Home Loan Bank Discount Note, 0.125%, due 09/07/12 (6)	379,951
480,000	Federal Home Loan Bank Discount Note, 0.12%, due 09/14/12 (6)	479,930

	Total Discount Notes (Cost: $959,875)	959,875

	Repurchase Agreement (Cost: $3,989) (0.0%)
3,989	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $5,000 U.S. Treasury Note, 1%, due 03/31/17, valued at $5,121) (Total Amount to be Received Upon Repurchase $3,989)	3,989

	Total Short-Term Investments (Cost: $1,063,816) (9.9%)	1,063,816

	Total Investments (Cost: $10,657,332) (100.8%)	10,790,455
	Liabilities in Excess of Other Assets (-0.8%)	(89,279)

	Net Assets (100.0%)	$10,701,176

Notes to the Schedule of Investments:

PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2012.

(2)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $413,909 or 3.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(4)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(5)	Rate disclosed, the 7-day net yield, is as of July 31, 2012.

(6)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Banks	5.3%
Commercial Mortgage-Backed Securities — Agency	2.4
Commercial Mortgage-Backed Securities — Non-Agency	14.9
Diversified Financial Services	0.5
Electric	1.1
Food	0.5
Insurance	0.9
Real Estate	1.0
REIT	3.9
Residential Mortgage-Backed Securities — Agency	35.8
Residential Mortgage-Backed Securities — Non-Agency	7.5
Telecommunications	0.5
Municipal Bond	1.5
U.S. Government Agency Obligations	2.9
U.S. Government Obligations	10.5
Money Market Investments	1.7
Short-Term Investments	9.9

Total	100.8%

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (4.7% of Net Assets of Net Assets)
$20,000,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.346%, due 12/27/44 (1)(2)	$18,490,670
16,650,000	Access Group, Inc. (05-2-A3), 0.647%, due 11/22/24 (1)	16,155,612
18,700,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.517%, due 11/25/33 (1)	17,847,476
14,800,000	Brazos Higher Education Authority, Inc. (11-2-A2), 1.301%, due 07/25/29 (1)	14,934,199
8,895,000	Brazos Higher Education Authority, Inc. (11-2-A3), 1.451%, due 10/27/36 (1)	8,459,958
8,071,728	CIT Education Loan Trust (07-1-A), (144A), 0.557%, due 03/25/42 (1)(2)	7,345,914
16,780,000	College Loan Corp. Trust (07-1-A3), 0.551%, due 04/25/29 (1)	15,435,432
14,980,000	Collegiate Funding Services Education Loan Trust (04-A-A3), 0.67%, due 09/28/26 (1)	14,795,933
10,000,000	Educational Funding of the South, Inc. (12-1-A), 1.29%, due 03/25/36 (1)	9,873,908
16,675,000	EFS Volunteer LLC (10-1-A2), (144A), 1.301%, due 10/25/35 (1)(2)	15,727,958
4,250,000	EFS Volunteer No 2 LLC (12-1-A2), (144A), 1.59%, due 03/25/36 (1)(2)	4,249,953
17,750,000	EFS Volunteer No 3 LLC (12-1-A3), (144A), 1.245%, due 04/25/33 (1)(2)	16,600,979
17,775,000	Goal Capital Funding Trust (06-1-A3), 0.587%, due 11/25/26 (1)	17,157,820
18,000,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.296%, due 07/20/43 (1)	16,710,237
16,000,000	Panhandle-Plains Higher Education Authority, Inc. (11-1-A3), 1.41%, due 10/01/37 (1)	14,996,710
16,000,000	SLM Student Loan Trust (05-7-A5), 0.541%, due 01/25/40 (1)	14,094,944
16,003,799	SLM Student Loan Trust (06-10-A4), 0.521%, due 07/25/23 (1)	15,920,560
15,355,000	SLM Student Loan Trust (06-5-A6C), 0.571%, due 10/25/40 (1)	13,079,282
17,785,000	SLM Student Loan Trust (08-5-A4), 2.151%, due 07/25/23 (1)	18,490,883
17,840,000	SLM Student Loan Trust (11-2-A2), 1.446%, due 10/25/34 (1)	17,363,608
10,000,000	South Carolina Student Loan Corp. (06-1-A2), 0.587%, due 12/01/22 (1)	9,462,900
18,535,000	U.S. Education Loan Trust LLC (06-2A-A1), (144A), 0.646%, due 03/01/31 (1)(2)	16,894,875

	Total Asset-Backed Securities (Cost: $313,566,377)	314,089,811

	Commercial Mortgage-Backed Securities — Agency (1.6%)
25,890,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (1)(3)	29,511,519
13,865,524	Federal National Mortgage Association, Pool #FN0003, 4.301%, due 01/01/21	16,029,661
22,488,820	Federal National Mortgage Association, Pool #AL0600, 4.304%, due 07/01/21	25,865,239
19,949,522	Federal National Mortgage Association, Pool #AL0290, 4.446%, due 04/01/21	22,985,485
14,318,720	Federal National Mortgage Association, Pool #AD0791, 4.762%, due 02/01/20	16,601,804

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $100,615,205)	110,993,708

	Commercial Mortgage-Backed Securities — Non-Agency (5.7%)
14,840,000	Banc of America Commercial Mortgage, Inc. (06-3-A4), 5.889%, due 07/10/44 (1)	16,876,924
1,014,203	Banc of America Commercial Mortgage, Inc. (07-4-A4), 5.725%, due 02/10/51 (1)	1,183,747

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$4,805,000	Banc of America Large Loan, Inc. (10-UB4-A4A), (144A), 5.011%, due 12/20/41 (1)(2)	$5,055,513
24,185,000	Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.144%, due 10/12/42 (1)	26,987,043
11,643,550	Credit Suisse Mortgage Capital Certificates (06-C5-A3), 5.311%, due 12/15/39	13,059,347
10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	11,702,485
10,000,000	GE Capital Commercial Mortgage Corp. (04-C2-A4), 4.893%, due 03/10/40	10,532,750
26,811,600	Greenwich Capital Commercial Funding Corp. (07-GG9-A4), 5.444%, due 03/10/39	30,308,181
32,700,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	35,536,987
1,150,000	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43	1,328,707
25,000,000	Morgan Stanley Capital I Trust (06-T21-A4), 5.162%, due 10/12/52 (1)	27,980,350
14,260,000	Morgan Stanley Capital I Trust (06-T23-A4), 5.987%, due 08/12/41 (1)	16,762,741
23,803,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49 (1)	27,391,517
12,935,000	Morgan Stanley Capital I Trust (07-T27-A4), 5.656%, due 06/11/42 (1)	15,228,259
10,968,520	Morgan Stanley Capital I Trust (11-C2-A1), (144A), 1.48%, due 06/15/44 (2)	11,096,885
5,905,000	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	6,345,330
3,460,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	3,852,161
14,775,000	RBSCF Trust (10-MB1-A2), (144A), 3.686%, due 04/15/24 (2)	15,763,743
12,820,000	TIAA Seasoned Commercial Mortgage Trust (07-C4-A3), 5.616%, due 08/15/39 (1)	13,695,388
18,290,000	Wachovia Bank Commercial Mortgage Trust (04-C12-A4), 5.311%, due 07/15/41 (1)	19,555,284
30,885,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	33,476,746
19,905,000	WF-RBS Commercial Mortgage Trust (12-C7-A2), 3.431%, due 06/15/45	21,107,561
16,275,000	WF-RBS Commercial Mortgage Trust (12-C8-A3), 3.001%, due 08/15/45	16,737,828

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $360,130,566)	381,565,477

	Residential Mortgage-Backed Securities — Agency (44.7%)
672,211	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	748,764
981,020	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	1,092,946
11,525,562	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC) (3)	12,741,649
28,559,894	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC) (3)	31,853,207
4,038,934	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	4,320,163
4,395,120	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O)	4,134,383
1,358,368	Federal Home Loan Mortgage Corp. (2649-KX), 5%, due 07/15/33	1,374,684
11,723,657	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	12,340,522
8,979,699	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	9,583,326
2,914,331	Federal Home Loan Mortgage Corp. (2667-TN), 5%, due 07/15/33	2,947,558
10,865,626	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	11,638,143
27,744,222	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC)	32,617,423
23,000,000	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19	24,201,617
714,843	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	716,099

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$15,000,000	Federal Home Loan Mortgage Corp. (2773-EG), 4.5%, due 04/15/19 (PAC)	$16,025,022
4,115,883	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	4,410,234
1,741,157	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	1,603,608
10,000,000	Federal Home Loan Mortgage Corp. (2999-ND), 4.5%, due 07/15/20 (PAC)	10,725,331
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	11,013,413
7,213,919	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	8,012,643
501,150	Federal Home Loan Mortgage Corp. (3057-OS), 11.71%, due 10/15/35 (I/F) (1)	505,779
50,000,000	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC) (3)	60,572,200
3,890,043	Federal Home Loan Mortgage Corp. (3111-HK), 5.75%, due 02/15/36 (PAC)	4,143,455
30,774,711	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	36,214,381
18,250,000	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26	20,593,216
18,577,011	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC)	16,831,482
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	8,685,547
42,498,069	Federal Home Loan Mortgage Corp. (3315-S), 6.161%, due 05/15/37 (I/O) (I/F) (1)	5,343,800
19,058,258	Federal Home Loan Mortgage Corp. (3376-SX), 5.791%, due 10/15/37 (I/O) (I/F) (1)	2,730,793
10,780,503	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36	11,367,745
31,329,386	Federal Home Loan Mortgage Corp. (3410-IS), 6.021%, due 02/15/38 (I/O) (I/F) (1)	4,399,984
22,842,167	Federal Home Loan Mortgage Corp. (3424-BI), 6.551%, due 04/15/38 (I/O) (I/F) (1)	3,537,930
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	8,862,029
13,122,622	Federal Home Loan Mortgage Corp. (3519-SH), 5.251%, due 07/15/37 (I/O) (I/F) (1)	1,385,017
54,261,351	Federal Home Loan Mortgage Corp. (3531-SC), 6.051%, due 05/15/39 (I/O) (I/F) (1)	7,382,045
12,262,305	Federal Home Loan Mortgage Corp. (3541-SA), 6.501%, due 06/15/39 (I/O) (I/F) (1)	1,374,005
46,493,733	Federal Home Loan Mortgage Corp. (3550-GS), 6.501%, due 07/15/39 (I/O) (I/F) (1)	7,109,998
12,968,435	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	14,671,600
37,500,000	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29	41,983,887
19,487,669	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	21,647,653
24,666,667	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29	26,864,492
45,000,000	Federal Home Loan Mortgage Corp. (3563-BD), 4%, due 08/15/24	48,103,632
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24	27,487,900
6,296,002	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37	6,724,535
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	22,941,315
21,317,000	Federal Home Loan Mortgage Corp. (3645-KH), 5.5%, due 08/15/36	22,013,456
20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC)	22,855,909
8,704,407	Federal Home Loan Mortgage Corp. (3770-ZB), 5%, due 12/15/40	9,921,675
53,964,095	Federal Home Loan Mortgage Corp. (3788-SB), 6.231%, due 01/15/41 (I/O) (I/F) (1)	8,329,444
10,348,288	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC)	9,876,653
10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC)	11,532,049
21,231,640	Federal Home Loan Mortgage Corp. (4030-HS), 6.361%, due 04/15/42 (I/O) (1)	3,496,123
570,236	Federal Home Loan Mortgage Corp., Pool #1B2650, 2.581%, due 11/01/34 (1)	594,654
9,277	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15 (1)	9,320

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$90,475	Federal Home Loan Mortgage Corp., Pool #755363, 2.402%, due 09/01/30 (1)	$95,505
114,870	Federal Home Loan Mortgage Corp., Pool #789924, 2.349%, due 11/01/32 (1)	125,626
6,166	Federal Home Loan Mortgage Corp., Pool #846317, 2.274%, due 08/01/26 (1)	6,443
44,709	Federal Home Loan Mortgage Corp., Pool #846510, 2.311%, due 04/01/25 (1)	47,583
87,362	Federal Home Loan Mortgage Corp., Pool #846732, 2.241%, due 01/01/30 (1)	91,500
18,912,850	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39	20,824,266
66,686,559	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40 (3)	75,293,293
20,729,723	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40	23,249,680
40,619,707	Federal Home Loan Mortgage Corp., Pool #A97038, 4%, due 02/01/41 (3)	44,410,351
42,839	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	46,295
34,971	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	37,792
126,799	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	137,028
61,797	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	66,782
60,872,699	Federal Home Loan Mortgage Corp., Pool #C03805, 3.5%, due 04/01/42 (3)	65,181,341
231,226	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	255,625
1,037,192	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	1,127,268
64,399,902	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40	71,075,735
1,543,731	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20 (3)	1,658,308
3,795,874	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	4,104,882
4,713,034	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	5,062,842
5,501,535	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	6,065,882
43,594	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	49,189
10,394,900	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	11,446,300
10,527,143	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	11,591,920
15,531,985	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	16,910,449
935,427	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	1,012,271
43,686,742	Federal Home Loan Mortgage Corp., Pool #J13884, 3.5%, due 12/01/25	46,957,787
11,855,756	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	12,977,619
15,922,360	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36	17,111,561
51,555,000	Federal Home Loan Mortgage Corp. TBA, 2.5% (4)	53,560,809
28,895,000	Federal Home Loan Mortgage Corp. TBA, 3.5% (4)	30,515,829
22,024,833	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	24,757,681
960,504	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	1,065,686
7,685,139	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	8,070,646
3,703,926	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	4,020,740
18,304,504	Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC)	18,888,749
2,217,079	Federal National Mortgage Association (04-52-SW), 6.853%, due 07/25/34 (I/O) (I/F) (1)	415,883
8,775,792	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	9,397,799
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	8,627,352
35,263,578	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC)	38,161,462

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$18,482,453	Federal National Mortgage Association (07-20-SI), 6.203%, due 03/25/37 (I/O) (I/F) (1)	$2,474,758
19,869,593	Federal National Mortgage Association (07-21-SE), 6.193%, due 03/25/37 (I/O) (I/F) (1)	2,799,103
25,406,335	Federal National Mortgage Association (07-56-SG), 6.163%, due 06/25/37 (I/O) (I/F) (1)	3,404,990
54,002,883	Federal National Mortgage Association (07-58-SV), 6.503%, due 06/25/37 (I/O) (I/F) (1)	6,774,699
6,585,418	Federal National Mortgage Association (07-61-AB), 6%, due 01/25/36	6,825,634
2,851,516	Federal National Mortgage Association (07-64-AN), 6%, due 09/25/36	2,987,753
12,010,496	Federal National Mortgage Association (07-65-S), 6.353%, due 07/25/37 (I/O) (I/F) (1)	1,587,751
18,391,591	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37	20,040,930
3,455,549	Federal National Mortgage Association (07-88-FY), 0.706%, due 09/25/37 (1)	3,462,441
45,821,353	Federal National Mortgage Association (07-103-AI), 6.253%, due 03/25/37 (I/O) (I/F) (1)	7,288,340
29,875,321	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	35,306,639
47,011,731	Federal National Mortgage Association (08-1-AI), 6.003%, due 05/25/37 (I/O) (I/F) (1)	6,879,664
27,780,945	Federal National Mortgage Association (08-13-SB), 5.993%, due 03/25/38 (I/O) (I/F) (1)	4,637,131
38,072,384	Federal National Mortgage Association (08-23-SB), 6.603%, due 04/25/38 (I/O) (I/F) (1)	6,632,923
10,584,622	Federal National Mortgage Association (08-35-SD), 6.203%, due 05/25/38 (I/O) (I/F) (1)	1,490,004
58,418,364	Federal National Mortgage Association (08-66-SG), 5.823%, due 08/25/38 (I/O) (I/F) (1)	7,630,916
31,414,999	Federal National Mortgage Association (08-68-SA), 5.723%, due 08/25/38 (I/O) (I/F) (1)	4,319,889
8,153,639	Federal National Mortgage Association (09-26-KB), 4%, due 04/25/24	8,976,048
30,680,187	Federal National Mortgage Association (09-3-SH), 5.203%, due 06/25/37 (I/O) (I/F) (1)	3,621,704
9,831,124	Federal National Mortgage Association (09-47-SV), 6.503%, due 07/25/39 (I/O) (I/F) (1)	1,242,807
29,946,886	Federal National Mortgage Association (09-51-SA), 6.503%, due 07/25/39 (I/O) (I/F) (1)	5,080,442
14,026,362	Federal National Mortgage Association (09-6-SD), 5.303%, due 02/25/39 (I/O) (I/F) (1)	1,531,294
19,700,000	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24	21,139,479
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29	29,488,870
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29	37,536,748
8,484,258	Federal National Mortgage Association (09-72-JS), 7.003%, due 09/25/39 (I/O) (I/F) (1)	995,948
54,113,686	Federal National Mortgage Association (09-89-BZ), 4.5%, due 11/25/39 (3)	58,299,042
39,081,008	Federal National Mortgage Association (09-91-DZ), 4.5%, due 11/25/39 (3)	42,134,212
20,937,000	Federal National Mortgage Association (10-136-CX), 4%, due 08/25/39 (PAC)	23,559,673
55,690,426	Federal National Mortgage Association (10-99-NI), 6%, due 09/25/40 (I/O)	7,049,194
34,102,126	Federal National Mortgage Association (11-51-TC), 5.5%, due 06/25/41 (I/F) (1)	38,610,056
106,679	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	122,419
275,217	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (1)	292,715
1,646,571	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	1,494,361
50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41 (3)	53,779,870
36,268	Federal National Mortgage Association, Pool #124410, 2.21%, due 07/01/22 (1)	37,828
263,491	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	285,000

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$690,073	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	$760,212
12,010,463	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29 (3)	13,106,418
9,577,711	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47	10,525,662
45,738	Federal National Mortgage Association, Pool #348025, 2.17%, due 06/01/26 (1)	47,453
22,906,155	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33	25,323,603
2,449,423	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	2,627,334
141,653	Federal National Mortgage Association, Pool #655819, 2.2%, due 08/01/32 (1)	143,743
76,847	Federal National Mortgage Association, Pool #661856, 2.411%, due 10/01/32 (1)	76,662
834,644	Federal National Mortgage Association, Pool #671133, 5.31%, due 02/01/33 (1)	888,739
263,114	Federal National Mortgage Association, Pool #672272, 2.473%, due 12/01/32 (1)	279,717
536,531	Federal National Mortgage Association, Pool #676766, 2.462%, due 01/01/33 (1)	570,199
365,685	Federal National Mortgage Association, Pool #687847, 2.598%, due 02/01/33 (1)	388,345
1,339,585	Federal National Mortgage Association, Pool #692104, 5.061%, due 02/01/33 (1)	1,424,749
831,360	Federal National Mortgage Association, Pool #699866, 2.668%, due 04/01/33 (1)	890,400
451,144	Federal National Mortgage Association, Pool #704454, 2.689%, due 05/01/33 (1)	477,242
758,445	Federal National Mortgage Association, Pool #708820, 4.491%, due 06/01/33 (1)	810,272
1,247,625	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,343,965
434,385	Federal National Mortgage Association, Pool #728824, 2.36%, due 07/01/33 (1)	463,003
2,199,223	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	2,395,655
75,225	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	81,894
940,050	Federal National Mortgage Association, Pool #821915, 2.332%, due 06/01/35 (1)	989,766
3,646,291	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	4,148,976
10,716,340	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	11,570,298
12,651,420	Federal National Mortgage Association, Pool #957876, 4.583%, due 05/01/18 (1)	13,175,110
11,812,203	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	12,963,893
4,341,458	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	4,699,888
16,594,561	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	18,182,712
16,124,365	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49	17,588,156
26,228,578	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	28,962,089
16,898,221	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29 (3)	18,659,334
12,549,217	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	13,672,764
90,372,655	Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40	99,815,893
75,425,061	Federal National Mortgage Association, Pool #AB4044, 3.5%, due 12/01/41	80,799,097
16,081,486	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29	17,411,819
41,479,661	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37	46,489,421
54,314,190	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	60,135,992
39,799,275	Federal National Mortgage Association, Pool #AL1594, 6%, due 07/01/40	44,065,260
30,892,717	Federal National Mortgage Association, Pool #MA0171, 4.5%, due 09/01/29 (3)	33,457,054
22,407,083	Federal National Mortgage Association, Pool #MA0843, 4.5%, due 09/01/41	24,323,063

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$322,080,000	Federal National Mortgage Association TBA, 3% (4)	$335,013,509
70,000,000	Federal National Mortgage Association TBA, 3.5% (4)	74,090,625
63,448,596	Government National Mortgage Association (10-116-MP), 3.5%, due 09/16/40 (PAC)	66,890,067
2,243,808	Government National Mortgage Association (03-42-SH), 6.303%, due 05/20/33 (I/O) (I/F) (1)	394,621
53,312,630	Government National Mortgage Association (10-20-SE), 6.003%, due 02/20/40 (I/O) (1)	8,857,499
15,214,700	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O)	10,028,161
40,197,951	Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40	44,979,309
714,260	Government National Mortgage Association II, Pool #80963, 1.625%, due 07/20/34 (1)	745,171
107,240	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	121,707
61,930,000	Government National Mortgage Association II TBA, 3.5% (4)	67,223,083

	Total Residential Mortgage-Backed Securities — Agency (Cost: $2,880,133,895)	3,018,599,076

	Residential Mortgage-Backed Securities — Non-Agency (36.1%)
16,535,865	Accredited Mortgage Loan Trust (05-3-A2D), 0.616%, due 09/25/35 (1)	16,325,711
52,268,000	Accredited Mortgage Loan Trust (06-1-A4), 0.526%, due 04/25/36 (1)	24,048,820
25,526,545	ACE Securities Corp. (07-ASP1-A2C), 0.506%, due 03/25/37 (1)	12,512,091
13,720,247	ACE Securities Corp. (07-ASP1-A2D), 0.626%, due 03/25/37 (1)	6,834,069
4,172,329	Adjustable Rate Mortgage Trust (04-5-3A1), 2.775%, due 04/25/35 (1)	3,911,132
14,377,443	Adjustable Rate Mortgage Trust (05-12-2A1), 3.063%, due 03/25/36 (1)	8,926,701
64,289,000	Adjustable Rate Mortgage Trust (06-2-1A4), 5.392%, due 05/25/36 (1)	44,334,954
8,327,195	Adjustable Rate Mortgage Trust (07-1-5A1), 0.396%, due 03/25/37 (1)(5)	3,526,982
9,873,726	American Home Mortgage Assets (05-2-2A1A), 3.156%, due 01/25/36 (1)(5)	5,608,320
57,394,798	American Home Mortgage Assets (07-1-A1), 0.847%, due 02/25/47 (1)	27,659,070
13,000,000	Ameriquest Mortgage Securities, Inc. (05-R10-A2C), 0.576%, due 12/25/35 (1)	10,589,225
48,719,125	Asset-Backed Securities Corp. Home Equity (06-HE7-A4), 0.386%, due 11/25/36 (1)	22,649,746
52,114,000	Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.386%, due 12/25/36 (1)	25,796,482
1,087,273	Banc of America Funding Corp. (04-B-3A1), 2.835%, due 12/20/34 (1)	596,591
4,294,095	Banc of America Funding Corp. (05-B-3A1B), 0.556%, due 04/20/35 (1)	3,661,128
2,241,721	Banc of America Funding Corp. (06-7-1A4), 6%, due 09/25/36 (TAC) (1)	2,072,314
313,007	Banc of America Funding Corp. (06-D-2A1), 2.998%, due 05/20/36 (1)	185,415
5,934,392	Banc of America Funding Corp. (06-D-3A1), 3.107%, due 05/20/36 (1)	4,368,958
3,189,471	Banc of America Funding Corp. (06-E-2A1), 3.102%, due 06/20/36 (1)	1,987,548
19,136,836	Banc of America Funding Corp. (06-G-2A3), 0.416%, due 07/20/36 (1)	19,101,491
5,298,564	Banc of America Funding Corp. (09-R14A-2A), (144A), 14.546%, due 07/26/35 (I/F) (1)(2)(6)	5,780,998
9,056,314	BCAP LLC Trust (11-RR2-3A6), (144A), 3.046%, due 11/21/35 (1)(2)	8,426,238
1,868,937	BCAP LLC Trust (11-RR3-1A5), (144A), 3.098%, due 05/27/37 (1)(2)	1,804,382

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$2,318,852	BCAP LLC Trust (11-RR3-5A3), (144A), 5.094%, due 11/27/37 (1)(2)	$2,154,988
9,451,758	BCAP LLC Trust (11-RR4-1A3), (144A), 3.09%, due 03/26/36 (1)(2)	8,763,471
8,904,564	BCAP LLC Trust (11-RR4-2A3), (144A), 1%, due 06/26/47 (1)(2)	8,581,328
15,077,527	BCAP LLC Trust (11-RR4-3A3), (144A), 5.48%, due 07/26/36 (1)(2)	13,347,924
17,038,435	BCAP LLC Trust (11-RR5-1A3), (144A), 2.906%, due 03/26/37 (1)(2)	15,590,168
4,411,520	BCAP LLC Trust (11-RR5-2A3), (144A), 3.044%, due 06/26/37 (1)(2)	4,306,354
17,964,000	BCAP LLC Trust (12-RR7-1A1), 0.44%, due 08/26/36	16,931,154
19,869,000	BCAP LLC Trust (12-RR7-4A3), 0.44%, due 02/26/37	18,329,168
2,247,017	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 2.839%, due 02/25/35 (1)	1,660,520
7,204,674	Bear Stearns Adjustable Rate Mortgage Trust (06-2-2A1), 3.017%, due 07/25/36 (1)(5)	4,310,535
2,100,565	Bear Stearns Alt-A Trust (06-3-1A1), 0.436%, due 05/25/36 (1)(5)	1,057,613
11,264,185	Bear Stearns Alt-A Trust (06-3-23A1), 2.952%, due 05/25/36 (1)(5)	5,432,627
1,383,840	Bear Stearns Alt-A Trust (06-4-32A1), 2.956%, due 07/25/36 (1)(5)	589,198
3,793,346	Bear Stearns Alt-A Trust (06-8-1A1), 0.406%, due 06/25/46 (1)(5)	1,530,080
16,783,386	Bear Stearns Alt-A Trust (06-8-2A1), 2.878%, due 08/25/46 (1)(5)	8,409,467
1,231,292	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 0.426%, due 10/25/36 (1)	659,950
5,061,331	Bear Stearns Mortgage Funding Trust (07-AR4-1A1), 0.446%, due 09/25/47 (1)	3,283,852
16,507,175	Carrington Mortgage Loan Trust (05-NC5-A3), 0.666%, due 10/25/35 (1)	14,361,259
49,000,000	Carrington Mortgage Loan Trust (07-RFC1-A2), 0.346%, due 12/25/36 (1)	20,900,249
2,682,378	Chase Mortgage Finance Corp. (06-A1-2A1), 5.56%, due 09/25/36 (1)	2,152,011
6,528,488	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	5,799,275
24,227,000	Chaseflex Trust (06-1-A3), 6.229%, due 06/25/36 (1)	20,582,007
4,496,518	Citicorp Mortgage Securities, Inc. (07-4-3A1), 5.5%, due 05/25/37	4,186,335
13,819,261	Citicorp Residential Mortgage Securities, Inc. (06-2-A4), 5.775%, due 09/25/36 (1)	13,898,602
8,487,714	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (2)	5,647,810
4,072,241	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	3,979,875
7,562,706	Conseco Financial Corp. (99-2-A7), 6.44%, due 12/01/30	7,569,516
383,119	Countrywide Alternative Loan Trust (05-24-4A1), 0.476%, due 07/20/35 (1)	238,109
1,597,537	Countrywide Alternative Loan Trust (05-27-1A2), 1.547%, due 08/25/35 (1)	1,034,878
733,811	Countrywide Alternative Loan Trust (05-84-1A1), 2.942%, due 02/25/36 (1)(5)	391,096
4,179,344	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	4,231,643
2,093,686	Countrywide Alternative Loan Trust (05-J5-1A1), 0.546%, due 05/25/35 (1)	1,921,356
8,736,241	Countrywide Alternative Loan Trust (06-39CB-1A6), 0.846%, due 01/25/37 (1)(5)	4,376,397
6,675,618	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21 (5)	6,402,839
12,264,869	Countrywide Alternative Loan Trust (06-OC3-2A3), 0.536%, due 05/25/36 (1)(5)	3,835,009
7,881,320	Countrywide Alternative Loan Trust (07- HY5R-2A1A), 5.545%, due 03/25/47 (1)	7,500,676
4,268,930	Countrywide Alternative Loan Trust (07-16CB-3A1), 6.75%, due 08/25/37 (5)	2,282,678

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$28,791,554	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37 (5)	$20,701,790
15,400,450	Countrywide Alternative Loan Trust (07-9T1-2A3), 6%, due 05/25/37 (5)	10,302,283
6,220,485	Countrywide Alternative Loan Trust (07-9T1-3A1), 5.5%, due 05/25/22 (5)	5,414,695
180,043	Countrywide Home Loans Mortgage Pass-Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)	180,064
40,263,116	Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3), 5.5%, due 08/25/34	40,452,393
26,859,031	Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1), 0.546%, due 05/25/35 (1)	19,111,705
13,979,592	Countrywide Home Loans Mortgage Pass-Through Trust (06-HYB3-1A1B), 3.014%, due 05/20/36 (1)(5)	7,648,948
9,717,985	Countrywide Home Loans Mortgage Pass-Through Trust (06-HYB5-1A1), 2.922%, due 09/20/36 (1)	5,569,637
30,533,765	Countrywide Home Loans Mortgage Pass-Through Trust (07-1-A8), 6%, due 03/25/37	27,702,125
9,748,085	Countrywide Home Loans Mortgage Pass-Through Trust (07-10-A21), 6%, due 07/25/37 (TAC) (5)	7,801,217
23,382,518	Countrywide Home Loans Mortgage Pass-Through Trust (07-8-1A24), 6%, due 01/25/38 (5)	19,626,888
337,006	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	352,121
15,588,679	Credit Suisse First Boston Mortgage Securities Corp. (05-11-8A9), 5.25%, due 12/25/35	15,639,701
16,127,751	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36 (5)	10,476,244
5,696,360	Credit Suisse First Boston Mortgage Securities Corp. (05-8-5A1), 18.847%, due 09/25/35 (I/F) (1)(6)	6,260,881
17,799,586	Credit Suisse Mortgage Capital Certificates (06-6-1A1), 0.746%, due 07/25/36 (TAC) (1)(5)	8,551,028
18,926,826	Credit Suisse Mortgage Capital Certificates (06-9-5A1), 5.5%, due 11/25/36	16,320,640
27,445,623	Credit Suisse Mortgage Capital Certificates (06-9-6A14), 6%, due 11/25/36 (5)	23,867,126
21,389,391	Credit Suisse Mortgage Capital Certificates (07-1-1A6A), 5.863%, due 02/25/37 (1)	11,461,997
11,370,319	Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37 (5)	9,037,436
33,543,979	Credit Suisse Mortgage Capital Certificates (07-2-3A4), 5.5%, due 03/25/37	30,466,084
16,295,451	Credit-Based Asset Servicing and Securitization LLC (06-CB6-A1), 0.326%, due 07/25/36 (1)	8,745,842
31,942,090	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.406%, due 10/25/36 (1)	12,362,803
3,256,868	Credit-Based Asset Servicing and Securitization LLC (07-CB4-A2A), 5.393%, due 04/25/37 (1)	3,214,089
17,458,007	CSAB Mortgage Backed Trust (06-2-A6A), 5.72%, due 09/25/36 (1)	11,552,003
1,100,020	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.436%, due 02/25/37 (1)	578,422

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$1,121,598	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (07-AR1-A2), 0.426%, due 01/25/47 (1)(5)	$494,761
40,495,834	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (07-AR3-2A2A), 0.426%, due 06/25/37 (1)	27,664,203
47,742,318	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (07-AR3-2A4), 0.596%, due 06/25/37 (1)(5)	12,911,910
2,381,045	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (07-OA3-A1), 0.386%, due 07/25/47 (1)	1,576,783
4,297,570	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (07-OA4-1A1A), 0.436%, due 08/25/47 (1)	2,787,962
17,824,022	Downey Savings & Loan Association Mortgage Loan Trust (06-AR2-2A1A), 0.446%, due 10/19/36 (1)	11,250,416
7,750,000	Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.516%, due 04/25/47 (1)	3,544,328
13,013,649	First Franklin Mortgage Loan Asset Backed Certificates (05-FF10-A4), 0.566%, due 11/25/35 (1)	11,741,656
24,265,295	First Franklin Mortgage Loan Asset Backed Certificates (06-FF13-A2D), 0.486%, due 10/25/36 (1)	11,329,442
46,145,000	First Franklin Mortgage Loan Asset Backed Certificates (06-FF18-A2C), 0.406%, due 12/25/37 (1)	21,610,580
21,079,000	First Franklin Mortgage Loan Asset Backed Certificates (06-FF18-A2D), 0.456%, due 12/25/37 (1)	9,674,945
9,500,000	First Franklin Mortgage Loan Asset Backed Certificates (07-FF1-A2C), 0.386%, due 01/25/38 (1)	4,308,355
15,450,000	First Franklin Mortgage Loan Asset Backed Certificates (07-FF1-A2D), 0.466%, due 01/25/38 (1)	7,045,355
15,007,692	Fremont Home Loan Trust (05-E-2A4), 0.576%, due 01/25/36 (1)	7,406,671
19,875,458	Fremont Home Loan Trust (06-1-2A3), 0.426%, due 04/25/36 (1)	15,539,373
42,692,000	Fremont Home Loan Trust (06-2-2A3), 0.416%, due 02/25/36 (1)	22,694,256
21,500,000	Fremont Home Loan Trust (06-3-2A4), 0.486%, due 02/25/37 (1)	8,815,000
16,407,776	Fremont Home Loan Trust (06-D-2A2), 0.376%, due 11/25/36 (1)	6,316,977
2,395,226	GMAC Mortgage Corp. Loan Trust (05-AR1-3A), 3.223%, due 03/18/35 (1)	2,163,356
1,200,639	Greenpoint Mortgage Funding Trust (05-AR3-1A1), 0.486%, due 08/25/45 (1)	781,575
4,370,929	Greenpoint Mortgage Funding Trust (07-AR1-1A1A), 0.326%, due 02/25/47 (1)(5)	3,632,469
16,435,185	GSAA Home Equity Trust (06-13-AF4), 6.118%, due 07/25/36 (1)	9,940,688
18,955,246	GSAA Home Equity Trust (06-15-AF5), 6.191%, due 09/25/36 (1)	10,100,998
4,835,561	GSAA Home Equity Trust (06-16-A1), 0.306%, due 10/25/36 (1)	2,058,310
3,921,690	GSAA Home Equity Trust (06-19-A1), 0.336%, due 12/25/36 (1)	1,728,383
2,749,476	GSAA Home Equity Trust (07-4-A1), 0.346%, due 03/25/37 (1)	1,143,350
28,279,306	GSAA Home Equity Trust (07-6-1A2), 0.466%, due 05/25/47 (1)	18,472,976

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$9,174,138	GSAA Home Equity Trust (07-6-A4), 0.546%, due 05/25/47 (1)	$5,568,766
36,149,190	GSAMP Trust (06-HE5-A2C), 0.396%, due 08/25/36 (1)	17,281,518
10,000,000	GSAMP Trust (06-HE6-A3), 0.396%, due 08/25/36 (1)	3,834,723
38,786,989	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	36,952,403
2,484,779	Harborview Mortgage Loan Trust (04-10-3A1A), 2.853%, due 01/19/35 (1)	2,010,052
40,804,052	Harborview Mortgage Loan Trust (06-8-2A1A), 0.436%, due 07/21/36 (1)	26,777,047
21,097,773	Home Equity Asset Trust (05-8-2A4), 0.606%, due 02/25/36 (1)	19,887,594
18,568,400	Household Home Equity Loan Trust (06-2-A1), 0.396%, due 03/20/36 (1)	17,627,754
8,372,749	HSBC Asset Loan Obligation (07-AR1-2A1), 2.795%, due 01/25/37 (1)(5)	5,008,754
20,000,000	HSBC Home Equity Loan Trust (06-4-M1), 0.506%, due 03/20/36 (1)	16,145,438
22,496,003	HSBC Home Equity Loan Trust (07-3-APT), 1.446%, due 11/20/36 (1)	21,358,020
27,175,043	HSI Asset Securitization Corp. Trust (06-NC1-2A), 0.466%, due 11/25/35 (1)	15,469,986
18,618,000	HSI Asset Securitization Corp. Trust (07-OPT1-2A2), 0.356%, due 12/25/36 (1)	11,558,538
162,886	Impac CMB Trust (05-1-1A1), 0.766%, due 04/25/35 (1)	132,769
2,717,682	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.675%, due 11/25/34 (1)	1,852,815
14,782,443	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 4.987%, due 11/25/35 (1)	10,893,358
11,037,987	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.512%, due 06/25/35 (1)	7,699,427
9,554,689	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 4.476%, due 08/25/36 (1)(5)	5,737,126
19,408,107	Indymac Index Mortgage Loan Trust (06-AR39-A1), 0.426%, due 02/25/37 (1)(5)	10,255,824
47,004	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 2.857%, due 06/25/37 (1)(5)	23,435
18,657,879	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 6.449%, due 07/25/37 (1)(5)	8,689,217
11,498,459	Indymac Index Mortgage Loan Trust (07-AR5-1A1), 3.158%, due 05/25/37 (1)(5)	5,080,030
31,849,360	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 2.996%, due 05/25/37 (1)(5)	18,178,086
8,868,444	Indymac Index Mortgage Loan Trust (07-AR7-1A1), 5.543%, due 11/25/37 (1)	6,805,036
18,546,981	JPMorgan Alternative Loan Trust (06-A2-5A1), 5.459%, due 05/25/36 (1)(5)	11,984,577
29,010,887	JPMorgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36 (1)	23,893,599
15,530,684	JPMorgan Alternative Loan Trust (08-R4-1A1), (144A), 6%, due 12/27/36 (2)	12,639,386
10,143,000	JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4), 5.763%, due 10/25/36 (1)	5,977,006
28,257,000	JPMorgan Mortgage Acquisition Corp. (07-CH4-A4), 0.406%, due 01/25/36 (1)	13,229,249
1,202,893	JPMorgan Mortgage Trust (05-A6-7A1), 2.759%, due 08/25/35 (1)	942,471
1,863,400	JPMorgan Mortgage Trust (06-A4-1A4), 3.002%, due 06/25/36 (1)	1,344,014
586,757	Lehman Mortgage Trust (05-1-4A3), 0.596%, due 11/25/35 (1)	581,296
213,366	Lehman Mortgage Trust (05-1-4A4), 18.985%, due 11/25/35 (I/F) (1)(6)	243,238
3,665,209	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	3,475,532
10,812,846	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	8,757,973
9,899,243	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27 (5)	8,770,311
3,634,541	Lehman Mortgage Trust (07-8-2A1), 6.5%, due 09/25/37	2,818,976

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$81,736	Lehman XS Trust (06-10N-1A3A), 0.456%, due 07/25/46 (1)	$46,209
11,581,352	Lehman XS Trust (06-12N-A31A), 0.446%, due 08/25/46 (1)(5)	5,052,202
17,962,995	Lehman XS Trust (06-13-1A2), 0.17%, due 09/25/36 (1)(5)	11,477,752
20,025,823	Lehman XS Trust (06-13-1A3), 0.536%, due 09/25/36 (1)(5)	4,743,957
18,513,164	Lehman XS Trust (06-19-A2), 0.416%, due 12/25/36 (1)(5)	12,518,213
40,955,655	Lehman XS Trust (06-9-A1B), 0.16%, due 05/25/46 (1)(5)	28,647,252
895,214	Lehman XS Trust (07-10H-2A2), 7.5%, due 07/25/37	539,435
8,488,896	Lehman XS Trust (07-14H-A211), 0.506%, due 07/25/47 (1)(5)	4,292,610
3,860,015	Lehman XS Trust (07-4N-1A1), 0.376%, due 03/25/47 (1)	3,141,361
56,386,742	Long Beach Mortgage Loan Trust (06-3-2A3), 0.426%, due 05/25/46 (1)	20,651,328
13,080,104	Long Beach Mortgage Loan Trust (06-3-2A4), 0.516%, due 05/25/46 (1)	4,055,395
21,793,206	Long Beach Mortgage Loan Trust (06-6-2A4), 0.496%, due 07/25/36 (1)	7,318,906
28,053,907	Long Beach Mortgage Loan Trust (06-7-2A4), 0.486%, due 08/25/36 (1)	10,895,534
12,591,242	Long Beach Mortgage Loan Trust (06-WL1-1A3), 0.576%, due 01/25/46 (1)	5,484,607
13,175,000	Long Beach Mortgage Loan Trust (06-WL1-2A4), 0.586%, due 01/25/46 (1)	5,546,583
5,350,000	Luminent Mortgage Trust (07-2-1A3), 0.466%, due 05/25/37 (1)	3,724,686
10,450,000	MASTR Adjustable Rate Mortgages Trust (07-HF2-A2), 0.796%, due 09/25/37 (1)	1,612,487
10,834,900	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	9,519,000
97,605	MASTR Alternative Loans Trust (06-2-2A1), 0.646%, due 03/25/36 (1)(5)	16,640
36,680,512	MASTR Asset Backed Securities Trust (06-HE5-A3), 0.406%, due 11/25/36 (1)	15,507,420
742,212	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	750,518
22,517	MASTR Seasoned Securitization Trust (04-1-4A1), 2.715%, due 10/25/32 (1)	20,410
1,546,921	Merrill Lynch Alternative Note Asset (07-A1-A3), 0.406%, due 01/25/37 (1)	537,871
47,306,476	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 0.496%, due 04/25/37 (1)	22,046,379
11,658,951	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 0.586%, due 04/25/37 (1)	5,510,148
60,110,000	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.406%, due 07/25/37 (1)	26,492,040
6,208,355	Merrill Lynch Mortgage Backed Securities Trust (07-2-1A1), 2.547%, due 08/25/36 (1)	4,451,782
15,456,158	Merrill Lynch Mortgage Investors Trust (06-A1-1A1), 2.886%, due 03/25/36 (1)	8,302,478
5,573,556	Mid-State Trust (05-1-A), 5.745%, due 01/15/40	5,904,670
7,428,836	Morgan Stanley ABS Capital I (04-NC8-M2), 0.886%, due 09/25/34 (1)	6,773,463
13,500,000	Morgan Stanley ABS Capital I (05-HE5-M1), 0.666%, due 09/25/35 (1)	12,390,778
5,687,000	Morgan Stanley Capital, Inc. (05-HE3-M3), 0.776%, due 07/25/35 (1)	4,022,188
39,866,081	Morgan Stanley Capital, Inc. (06-HE5-A2C), 0.386%, due 08/25/36 (1)	20,715,524
22,966,321	Morgan Stanley Capital, Inc. (07-HE2-A2B), 0.336%, due 01/25/37 (1)	10,237,587
4,413,000	Morgan Stanley Home Equity Loan Trust (05-2-M3), 0.921%, due 05/25/35 (1)	3,612,085
9,878,600	Morgan Stanley Home Equity Loan Trust (07-2-A4), 0.596%, due 04/25/37 (1)	3,940,564
22,734,495	Morgan Stanley Mortgage Loan Trust (06-15XS-A4A), 6.199%, due 11/25/36 (1)	12,507,360

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$4,622,538	Morgan Stanley Mortgage Loan Trust (07-2AX-2A1), 0.336%, due 12/25/36 (1)	$1,827,844
4,418,536	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.366%, due 04/25/37 (1)	1,747,341
701,791	MortgageIT Trust (05-4-A1), 0.526%, due 10/25/35 (1)	506,164
20,937,041	New Century Home Equity Loan Trust (05-2-M1), 0.676%, due 06/25/35 (1)	19,443,920
5,000,000	New Century Home Equity Loan Trust (05-3-M1), 0.726%, due 07/25/35 (1)	4,724,785
349,225	Nomura Asset Acceptance Corp. (06-AR4-A1A), 0.416%, due 12/25/36 (1)(5)	165,896
14,177,166	Novastar Home Equity Loan (06-1-A2C), 0.406%, due 05/25/36 (1)	7,389,905
7,266,448	Oakwood Mortgage Investors, Inc. (02-A-A4), 6.97%, due 03/15/32	7,661,372
41,545,278	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (1)	39,522,152
4,387,818	Opteum Mortgage Acceptance Corp. (06-2-A1C), 0.516%, due 07/25/36 (1)	2,119,536
3,630,137	Origen Manufactured Housing (04-A-M2), 6.64%, due 01/15/35	4,035,979
3,043,994	Origen Manufactured Housing (04-B-B1), 7.5%, due 11/15/35	3,402,303
1,864,638	Origen Manufactured Housing (04-B-M2), 6.51%, due 11/15/35	2,042,428
1,739,138	Origen Manufactured Housing (05-A-B), 6.55%, due 06/15/36	1,840,143
1,419,704	Origen Manufactured Housing (05-A-M2), 5.86%, due 06/15/36	1,516,952
19,300,000	Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D), 0.516%, due 03/25/37 (1)	7,789,366
27,974,599	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.406%, due 09/25/37 (1)	11,036,872
16,688,183	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (5)	14,774,282
10,049,846	RAAC Series (07-SP1-A2), 0.596%, due 03/25/37 (1)	9,858,899
4,221,016	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	3,682,971
38,090,830	Residential Accredit Loans, Inc. (06-Q07-2A1), 0.997%, due 09/25/46 (1)	18,374,902
18,145,525	Residential Accredit Loans, Inc. (06-Q09-1A4A), 0.416%, due 12/25/46 (1)	12,506,333
19,146,721	Residential Accredit Loans, Inc. (06-QA10-A2), 0.426%, due 12/25/36 (1)(5)	10,072,190
11,909,181	Residential Accredit Loans, Inc. (06-QO1-3A1), 0.516%, due 02/25/46 (1)	5,577,723
120,574,995	Residential Accredit Loans, Inc. (06-QS10-AV), 0.535%, due 08/25/36 (I/O) (1)(6)	2,640,686
115,594,879	Residential Accredit Loans, Inc. (06-QS11-AV), 0.331%, due 08/25/36 (I/O) (1)(6)	1,572,181
10,134,670	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (5)	6,680,470
166,805,201	Residential Accredit Loans, Inc. (06-QS6-1AV), 0.723%, due 06/25/36 (I/O) (1)	4,954,245
35,118,723	Residential Accredit Loans, Inc. (06-QS7-AV), 0.669%, due 06/25/36 (I/O) (1)(6)	889,382
8,398,682	Residential Accredit Loans, Inc. (06-RS3-A3), 0.446%, due 05/25/36 (1)	7,178,631
53,117,558	Residential Accredit Loans, Inc. (07-QS2-AV), 0.315%, due 01/25/37 (I/O) (1)(6)	675,655
222,626,426	Residential Accredit Loans, Inc. (07-QS3-AV), 0.316%, due 02/25/37 (I/O) (1)(6)	2,807,987
26,936,125	Residential Accredit Loans, Inc. (07-QS4-3AV), 0.371%, due 03/25/37 (I/O) (1)(6)	428,769
38,943,116	Residential Accredit Loans, Inc. (07-QS5-AV), 0.231%, due 03/25/37 (I/O) (1)(6)	376,152
8,907,638	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (5)	5,913,072
391,824	Residential Accredit Loans, Inc. (07-QS8-A10), 6%, due 06/25/37	268,815

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$53,578,319	Residential Accredit Loans, Inc. (07-QS8-AV), 0.396%, due 06/25/37 (I/O) (1)(6)	$873,327
7,151,935	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36 (5)	6,130,467
2,338,801	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC) (5)	2,054,150
26,886,800	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (5)	23,491,132
21,895,000	Saxon Asset Securities Trust (06-3-A3), 0.416%, due 10/25/46 (1)	11,624,894
29,000,000	Saxon Asset Securities Trust (07-2-A2D), 0.546%, due 05/25/47 (1)	14,138,324
4,885,690	Securitized Asset-Backed Receivables LLC (07-BR1-A2C), 0.586%, due 02/25/37 (1)	2,328,276
60,091,040	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.476%, due 02/25/37 (1)	23,020,336
19,000,000	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.386%, due 01/25/37 (1)	7,681,582
9,314,000	SG Mortgage Securities Trust (05-OPT1-A3), 0.596%, due 10/25/35 (1)	8,566,682
34,908,436	SG Mortgage Securities Trust (07-NC1-A2), (144A), 0.486%, due 12/25/36 (1)(2)	15,271,160
11,170,893	Soundview Home Equity Loan Trust (06-OPT4-2A3), 0.396%, due 06/25/36 (1)	7,489,782
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.476%, due 06/25/36 (1)	4,121,530
22,900,000	Soundview Home Equity Loan Trust (06-OPT5-2A4), 0.486%, due 07/25/36 (1)	8,597,450
5,391,837	Soundview Home Equity Loan Trust (06-WF2-A2C), 0.386%, due 12/25/36 (1)	4,782,095
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.496%, due 08/25/37 (1)	1,547,915
7,106,834	Specialty Underwriting & Residential Finance (05-BC3-M1), 0.696%, due 06/25/36 (1)	7,047,918
19,749,142	Structured Adjustable Rate Mortgage Loan Trust (05-23-3A1), 5.427%, due 01/25/36 (1)	13,746,864
8,255,624	Structured Adjustable Rate Mortgage Loan Trust (07-9-1A1), 6%, due 10/25/37 (1)	3,995,937
7,539,344	Structured Adjustable Rate Mortgage Loan Trust (07-5-3A1), 5.647%, due 06/25/37 (1)(5)	5,306,364
4,270,506	Structured Asset Investment Loan Trust (05-3-M1), 0.626%, due 04/25/35 (1)	3,931,008
320,077	Structured Asset Mortgage Investments, Inc. (06-AR3-24A1), 2.337%, due 05/25/36 (1)	178,880
49,740,508	Structured Asset Mortgage Investments, Inc. (07-AR6-A1), 1.647%, due 08/25/47 (1)	29,940,160
950,074	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	998,162
30,332,658	Structured Asset Securities Corp. (05-WF4-A4), 0.606%, due 11/25/35 (1)	30,174,413
13,500,000	Structured Asset Securities Corp. (06-WF2-A4), 0.556%, due 07/25/36 (1)	10,800,037
24,689,750	Structured Asset Securities Corp. (07-WF1-A3), 0.406%, due 02/25/37 (1)	24,473,782
819,261	Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1), 5.467%, due 04/25/37 (1)	581,804
426,163	Wachovia Mortgage Loan Trust LLC (06-AMN1-A3), 0.486%, due 08/25/36 (1)	189,674
5,331,870	WaMu Mortgage Pass-Through Certificates (05-AR1-A2A1), 0.586%, due 01/25/45 (1)	4,469,606
10,791,147	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1), 0.536%, due 10/25/45 (1)	9,173,813
4,828,683	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 4.995%, due 12/25/35 (1)	4,289,657
2,485,792	WaMu Mortgage Pass-Through Certificates (05-AR17-A1A1), 0.516%, due 12/25/45 (1)	2,101,262
3,607,856	WaMu Mortgage Pass-Through Certificates (05-AR18-1A1), 2.467%, due 01/25/36 (1)	3,123,384
618,757	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 0.556%, due 01/25/45 (1)	548,466

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$1,711,900	WaMu Mortgage Pass-Through Certificates (05-AR8-1A1A), 0.516%, due 07/25/45 (1)	$1,458,472
17,235,447	WaMu Mortgage Pass-Through Certificates (05-AR9-A1A), 0.566%, due 07/25/45 (1)	14,692,938
2,268,748	WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A), 0.957%, due 12/25/46 (1)	1,776,827
14,992,663	WaMu Mortgage Pass-Through Certificates (07-OA3-2A), 0.917%, due 04/25/47 (1)	9,407,620
3,913,244	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	2,942,004
5,948,302	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.846%, due 07/25/36 (1)(5)	2,871,480
26,835,346	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR4-DA), 1.116%, due 06/25/46 (1)	11,115,039
9,691,890	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-5-A6), 6%, due 06/25/37 (5)	7,147,412
11,988,862	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA1-2A), 0.867%, due 12/25/46 (1)	5,036,677
11,227,567	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA2-2A), 0.836%, due 01/25/47 (1)(5)	4,895,832
11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 0.526%, due 04/25/36 (1)	4,258,797
7,000,000	Washington Mutual Asset-Backed Certificates (06-HE3-2A3), 0.406%, due 08/25/36 (1)	2,273,775
12,459,000	Washington Mutual Asset-Backed Certificates (07-HE3-2A4), 0.536%, due 05/25/47 (1)	4,579,556
284,855	Washington Mutual Mortgage Pass-Through Certificates (02-AR1-1A1), 2.506%, due 11/25/30 (1)	273,315
21,952,651	Washington Mutual Mortgage Pass-Through Certificates (06-AR9-2A), 0.986%, due 11/25/46 (1)(5)	9,307,946
16,511,692	Washington Mutual Mortgage Pass-Through Certificates (07-HY5-2A5), 5.403%, due 05/25/37 (1)	10,478,302
6,568,520	Washington Mutual Mortgage Pass-Through Certificates (07-OC2-A3), 0.556%, due 06/25/37 (1)	3,756,517
28,839,683	Wells Fargo Alternative Loan Trust (07-PA3-2A4), 6%, due 07/25/37	25,013,724
19,282,952	Wells Fargo Mortgage Backed Securities Trust (07-10-1A32), 6%, due 07/25/37	18,951,015
30,272,812	Wells Fargo Mortgage Loan Trust (10-RR4-1A2), (144A), 5.185%, due 12/27/46 (1)(2)(5)	10,823,590
21,679,571	Wells Fargo Mortgage Loan Trust (12-RR2-1A1), (144A), 0.424%, due 09/27/47 (1)(2)	19,832,601

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $2,304,302,503)	2,443,254,424

	U.S. Government Agency Obligation (Cost: $70,000,000) (1.0%)
70,000,000	Federal Home Loan Bank, 0.4%, due 07/28/14	69,938,260

	U.S. Treasury Securities (9.2%)
134,165,649	U.S. Treasury Inflation Indexed Notes, 0.625%, due 04/15/13 (7)	134,836,477
199,000,000	U.S. Treasury Note, 0.25%, due 06/30/14	199,108,853
191,100,000	U.S. Treasury Note, 1.75%, due 05/15/22	195,608,766

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Principal Amount	Fixed Income Securities	Value
$80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20	$90,002,229

	Total U.S. Treasury Securities (Cost: $603,483,804)	619,556,325

	Total Fixed Income Securities (Cost: $6,632,232,350) (103.0%)	6,957,997,081

Number of Shares	Money Market Investments
5,574,361	BlackRock Provident Institutional Fund, 0.15% (8)	5,574,361
39,111,000	Dreyfus Institutional Cash Advantage Fund, 0.15% (8)	39,111,000
29,646,000	DWS Money Market Series — Institutional Shares, 0.15% (8)	29,646,000
60,416,000	JPMorgan Prime Money Market Fund — Institutional Class, 0.12% (8)	60,416,000

	Total Money Market Investments (Cost: $134,747,361) (2.0%)	134,747,361

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $48,117,636) (0.7%)
$48,117,636	State Street Bank & Trust Company, 0.01%, due 08/01/12 (collateralized by $45,760,000 U.S. Treasury Bond, from 1% to 3.125%, due from 03/31/17 to 11/15/41, valued at $49,083,769) (Total Amount to be Received Upon Repurchase $48,117,649)	48,117,636

	Commercial Paper (1.8%)
62,350,000	Lloyds Bank PLC, (United Kingdom), 0.43%, due 10/11/12 (9)	62,297,124
30,000,000	RBS Holdings USA, Inc., (United Kingdom) (144A), 0.37%, due 09/17/12 (2)(9)	29,985,508
30,000,000	RBS Holdings USA, Inc., (United Kingdom) (144A), 0.37%, due 09/17/12 (2)(9)	29,985,508

	Total Commercial Paper (Cost: $122,268,140)	122,268,140

	Discount Notes (2.1%)
500,000	Federal Home Loan Bank Discount Note, 0.09%, due 08/17/12	499,980
34,370,000	Federal Home Loan Bank Discount Note, 0.12%, due 09/07/12	34,365,761
85,610,000	Federal Home Loan Bank Discount Note, 0.12%, due 09/14/12 (3)	85,597,444
23,600,000	Federal Home Loan Bank Discount Note, 0.125%, due 09/07/12	23,596,968

	Total Discount Notes (Cost: $144,060,153)	144,060,153

	Total Short-Term Investments (Cost: $314,445,929) (4.6%)	314,445,929

	Total Investments (Cost: $7,081,425,640) (109.6%)	7,407,190,371
	Liabilities in Excess of Other Assets (-9.6%)	(646,112,526)

	Net Assets (100.0%)	$6,761,077,845

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2012

Notes to the Schedule of Investments:
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2012.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $315,870,389 or 4.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments.

(4)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(6)		Illiquid security.

(7)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(8)		Rate disclosed, the 7-day net yield, is as of July 31, 2012.

(9)		Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	July 31, 2012

Industry	Percentage of Net Assets
Asset-Backed Securities	4.7%
Commercial Mortgage-Backed Securities — Agency	1.6
Commercial Mortgage-Backed Securities — Non-Agency	5.7
Residential Mortgage-Backed Securities — Agency	44.7
Residential Mortgage-Backed Securities — Non-Agency	36.1
U.S. Government Agency Obligations	1.0
U.S. Government Obligations	9.2
Money Market Investments	2.0
Short-Term Investments	4.6

Total	109.6%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York, NASDAQ or other stock exchanges are valued at the latest sale price (or official closing price as reported) on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price, as furnished by independent pricing services or by dealer quotations. Exchange traded options are valued at the last sale price, or if no sales are reported, the Funds use last bid price for purchased options and the last ask price for written options including swaps and futures. OTC options are valued using dealer quotations.

The value of short-term debt securities held in the Funds with remaining maturities of 60 days or less at the time of purchase is determined by using the amortized cost method applied to each individual security which approximates market value. Other short-term debt securities, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the TCW Investment Management Company (the “Advisor”) that sale, bid or amortized cost prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the TCW Funds, Inc. (the “Company”) Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, which are then in Level 3.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. The value of each of the Funds’ futures contracts is marked daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. As such they are categorized as Level 1.

Money market funds. Money Market funds are open-ended mutual funds that invest in short-term debt securities to extent that these funds are valued based upon the reported net asset value, they are categorized in level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options contracts. Exchange listed option contracts traded on securities exchanges are fair value based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise, the fair values would categorized as Level 3. Option contracts traded over-the-counter (OTC) are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factor, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

U.S. government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The following is a summary of the inputs used as of July 31, 2012 in valuing the TCW Funds:

TCW Core Fixed Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$205,121,004	$—	$205,121,004
Municipal Bonds	—	17,756,802	—	17,756,802
Foreign Government Bonds	—	491,864	—	491,864
Asset-Backed Securities	—	31,067,656	—	31,067,656
Commercial Mortgage-Backed Securities — Agency	—	18,021,092	—	18,021,092
Commercial Mortgage-Backed Securities — Non-Agency	—	99,829,329	—	99,829,329
Residential Mortgage-Backed Securities — Agency	—	259,304,109	—	259,304,109
Residential Mortgage-Backed Securities — Non-Agency	—	92,769,259	—	92,769,259
U.S. Government Agency Obligations	—	69,177,367	—	69,177,367
U.S. Treasury Securities	139,682,355	—	—	139,682,355

Total Fixed Income Securities	139,682,355	793,538,482	—	933,220,837

Money Market Investments	18,620,000	—	—	18,620,000

Short Term Investments*	149,983	76,626,096	—	76,776,079

Total Investments	158,452,338	870,164,578	—	1,028,616,916

Derivatives
Futures Contracts
Interest Rate Risk	322,136	—	—	322,136

Total	$158,774,474	$870,164,578	$—	$1,028,939,052

Derivatives
Futures Contracts
Interest Rate Risk	$(107,564)	$—	$—	$(107,564)

Total	$(107,564)	$—	$—	$(107,564)

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Agriculture	$—		$90,414,160	$—	$90,414,160
Auto Manufacturers	—		46,508,000	—	46,508,000
Banks	—		728,498,299	—	728,498,299
Building Materials	—		81,273,458	—	81,273,458
Chemicals	—		42,845,000	—	42,845,000
Coal	—		81,867,733	—	81,867,733
Commercial Services	—		58,300,000	—	58,300,000
Diversified Financial Services	—		118,667,621	—	118,667,621
Electric	—		195,240,967	—	195,240,967
Energy-Alternate Sources	—		31,774,138	—	31,774,138
Engineering & Construction	—		132,698,375	—	132,698,375
Food	—		41,968,750	—	41,968,750
Foreign Government Bonds	—		1,119,860,416	—	1,119,860,416
Forest Products & Paper	—		42,945,000	—	42,945,000
Internet	—		31,779,355	—	31,779,355
Investment Companies	—		91,863,750	—	91,863,750
Machinery-Construction & Mining	—		36,935,250	—	36,935,250
Metal Fabricate & Hardware	—		18,675,000	—	18,675,000
Mining	—		341,382,620	—	341,382,620
Multinational	—		50,494,815	—	50,494,815
Oil & Gas	—		569,643,745	—	569,643,745
Oil & Gas Services	—		16,864,020	—	16,864,020
Pipelines	—		43,785,500	—	43,785,500
Real Estate	—		89,882,759	—	89,882,759
Retail	—		13,231,261	—	13,231,261
Telecommunications	—		122,035,529	—	122,035,529
Transportation	—		47,863,750	—	47,863,750

Total Fixed Income Securities	—		4,287,299,271	—	4,287,299,271

Equity Securities
Diversified Financial Services	—	*	—	—	— *

Total Equity Securities	—		—	—	—

Short Term Investments**	—		113,762,797	—	113,762,797

Total Investments	—		4,401,062,068	—	4,401,062,068

Derivatives
Forward Currency Contracts
Foreign Currency Risk	—		11,091,566	—	11,091,566
Swap Agreements
Credit Risk	—		12,404,317	—	12,404,317

Total	$—		$4,424,557,951	$—	$4,424,557,951

Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—		$(792,769)	$—	$(792,769)
Swap Agreements
Credit Risk	—		(65,430)	—	(65,430)

Total	$—		$(858,199)	$—	$(858,199)

*	Amount Rounds to less than $1.
**	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Local Currency Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$5,143,083	$—	$5,143,083
Electric	—	19,342,629	—	19,342,629
Foreign Government Bonds	—	120,747,332	—	120,747,332
Oil & Gas	—	5,182,757	—	5,182,757
Retail	—	5,508,735	—	5,508,735

Total Fixed Income Securities	—	155,924,536	—	155,924,536

Short Term Investments	—	6,630,497	—	6,630,497

Total Investments	—	162,555,033	—	162,555,033

Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	2,513,967	—	2,513,967

Total	$—	$165,069,000	$—	$165,069,000

Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	$—	$(646,867)	$—	$(646,867)

Total	$—	$(646,867)	$—	$(646,867)

TCW Enhanced Commodity Strategy Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Non-Agency	$—	$65,202	$—	$65,202
Residential Mortgage-Backed Securities — Agency	—	370,751	—	370,751
Residential Mortgage-Backed Securities — Non-Agency	—	859,910	—	859,910
Corporate Bonds*	—	1,494,050	—	1,494,050

Municipal Bonds	—	79,610	—	79,610

Total Fixed Income Securities	—	2,869,523	—	2,869,523

Money Market Investments	82,000	—	—	82,000

Total Short Term Investments*	—	925,280	—	925,280

Total Investments	82,000	3,794,803	—	3,876,803

Derivatives
Swap Agreements
Commodity Risk	$—	$(54,624)	$—	$(54,624)

Total	$—	$(54,624)	$—	$(54,624)

*	See Schedule of Investments for corresponding industries.

TCW Global Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$5,789,820	$—	$5,789,820
Foreign Government Bonds	—	7,561,749	—	7,561,749
Asset-Backed Securities	—	711,748	—	711,748
Commercial Mortgage-Backed Securities — Non-Agency	—	840,423	—	840,423
Residential Mortgage-Backed Securities — Agency	—	3,604,187	—	3,604,187
Residential Mortgage-Backed Securities — Non-Agency	—	2,400,122	—	2,400,122
U.S. Treasury Securities	2,028,137	—	—	2,028,137

Total Fixed Income Securities	2,028,137	20,908,049		22,936,186

Money Market Investment	70,000	—	—	70,000

Total Short-Term Investments*	34,996	73,621	—	108,617

Total Investments	2,133,133	20,981,670		23,114,803

Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	30,319	—	30,319

Total	$2,133,133	$21,011,989	$—	$23,145,122

Derivative
Futures
Interest Rate Risk	$(13,000)	$—	$—	$(13,000)

Total	$(13,000)	$—	$—	$(13,000)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$4,572,150	$—	$4,572,150
Corporate Bonds*	—	38,595,001	—	38,595,001
Municipal Bonds	—	42,330	—	42,330

Total Fixed Income Securities	—	43,209,481	—	43,209,481

Equity Securities
Preferred Stock*	684,750	—	—	684,750

Money Market Investments	1,152,000	—	—	1,152,000

Short-Term Investments	59,993	12,027,301	—	12,087,294

Total Investments	1,896,743	55,236,782	—	57,133,525

Derivatives
Futures Contracts
Interest Rate Risk	(47,727)	—	—	(47,727)
Swap Agreements
Credit risk	—	(104,872)	—	(104,872)

Total	$(47,727)	$(104,872)	$—	$(152,599)

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$252,311	$—	$252,311
Commercial Mortgage-Backed Securities — Non-Agency	—	1,594,521	—	1,594,521
Residential Mortgage-Backed Securities — Agency	—	3,826,424	—	3,826,424
Residential Mortgage-Backed Securities — Non-Agency	—	805,759	—	805,759
Corporate Bonds*	—	1,470,058	—	1,470,058
Municipal Bonds	—	155,108	—	155,108
U.S. Government Agency Obligation	—	315,051	—	315,051
U.S. Treasury Securities	1,124,407	—	—	1,124,407

Total Fixed Income Securities	1,124,407	8,419,232	—	9,543,639

Money Market Investments	183,000	—	—	183,000

Short-Term Investments*	99,952	963,864	—	1,063,816

Total	$1,407,359	$9,383,096	$—	$10,790,455

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$314,089,811	$—	$314,089,811
Commercial Mortgage-Backed Securities — Agency	—	110,993,708	—	110,993,708
Commercial Mortgage-Backed Securities — Non-Agency	—	381,565,477	—	381,565,477
Residential Mortgage-Backed Securities — Agency	—	3,018,599,076	—	3,018,599,076
Residential Mortgage-Backed Securities — Non-Agency	—	2,415,750,923	27,503,501	2,443,254,424
U.S. Government Agency Obligation	—	69,938,260	—	69,938,260
U.S. Treasury Securities	619,556,325	—	—	619,556,325

Total Fixed Income Securities	619,556,325	6,310,937,255	27,503,501	6,957,997,081

Money Market Investments	134,747,361	—	—	134,747,361

Short Term Investments*	—	314,445,929	—	314,445,929

Total Investments	$754,303,686	$6,625,383,184	$27,503,501	$7,407,190,371

*	See Schedule of Investments for corresponding industries.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended July 31, 2012.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3*	Transfers out of Level 3*	Balance as of July 31, 2012	Change in Unrealized (Depreciation) from Investments Still Held at July 31, 2012
TCW High Yield Bond Fund
Equity Securities	$78,100	$—	$(1,044,976)	$1,025,255	$—	$(58,379)	$—	$—	$—	$—

Total	$78,100	$—	$(1,044,976)	$1,025,255	$—	$(58,379)	$—	$—	$—	$—

TCW Total Return Bond Fund
Residential Mortgage-Backed Securities - Non-Agency	$—	$—	$(411,079)	$(614,758)	$15,177,142	$(2,006,651)	$15,358,847	$—	$27,503,501	$(614,758)

Total	$—	$—	$(411,079)	$(614,758)	$15,177,142	$(2,006,651)	$15,358,847	$—	$27,503,501	$(614,758)

Significant unobservable valuations inputs for Level 3 investments as of July 31, 2012, are as follows:

Description	Fair Value at 7/31/2012	Valuation Techniques	Unobservable Input	Range

Residential Mortgage-Backed Securities — Non-Agency (Interest Only Securities)	$15,218,384	Methods of Comparables/Consensus Pricing	Offered Quotes	$0.97 to $2.97
Residential Mortgage-Backed Securities — Non-Agency (Inverse Floater Securities)	$12,285,117	Methods of Comparables/Consensus Pricing	Offered Quotes	$109.11 to $114

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the nine months ended July 31, 2012, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories:

	Commodity Risk	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Core Fixed Income Fund
Asset Derivatives
Futures Contracts	$—	$—	$—	$322	$322

Total Value	$—	$—	$—	$322	$322

Liability Derivatives
Futures Contracts	$—	$—	$—	$(108)	$(108)

Total Value	$—	$—	$—	$(108)	$(108)

Notional Amounts or Shares/Units†
Futures Contracts	—	—	—	211	211
TCW Emerging Markets Income Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$11,092	$—	$11,092
Open Swap Agreements	$—	$12,404	$—	$—	$12,404

Total Value	$—	$12,404	$11,092	$—	$23,496

Liability Derivatives
Forward Currency Contracts	$—	$—	$(793)	$—	$(793)
Open Swap Agreements, at Value	—	(65)	—	—	(65)

Total Value	$—	$(65)	$(793)	$—	$(858)

Notional Amounts or Shares/Units†
Forward Currency Contracts	$—	$—	$225,462,253	$—	$225,462,253
Swap Agreements	$—	$547,000,000	$—	$—	$547,000,000
TCW Emerging Markets Local Currency Income Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$2,514	$—	$2,514

Total Value	$—	$—	$2,514	$—	$2,514

Liability Derivatives
Forward Currency Contracts	$—	$—	$(647)	$—	$(647)

Total Value	$—	$—	$(647)	$—	$(647)

Notional Amounts or Shares/Units†
Forward Currency Contracts	$—	$—	$88,278,152	$—	$88,278,152
TCW Enhanced Commodity Strategy Fund
Liability Derivatives
Open Swap Agreements, at value	$(55)	$—	$—	$—	$(55)

Total Value	$(55)	$—	$—	$—	$(55)

Notional Amounts or Shares/Units†
Swap Agreements	$4,004,024	$—	$—	$—	$4,004,024
TCW Global Bond Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$30	$—	$30

Total Value	$—	$—	$30	$—	$30

Liability Derivatives
Futures Contracts	$—	$—	$—	$(13)	$(13)

Total Value	$—	$—	$—	$(13)	$(13)

Notional Amounts or Shares/Units†
Futures Contracts	—	—	—	11	11
Forward Currency Contracts	$—	$—	$4,428,750	$—	$4,428,750
TCW High Yield Bond Fund
Liability Derivatives
Futures Contracts	$—	$—	$—	$(48)	$(48)
Swap Agreements	$—	$(105)	$—	$—	$(105)

Total Value	$—	$(105)	$—	$(48)	$(153)

Notional Amounts or Shares/Units†
Futures Contracts	—	—	—	15	15
Swap Agreements	$—	$3,465,000	$—	$—	$3,465,000

†	Amount represents notional amount or number of contracts outstanding at the end of the period.

Forward Foreign Currency Contracts: The TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Global Bond Fund may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss in the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Global Bond Fund had forward foreign currency contracts outstanding at July 31, 2012.

Futures Contracts: The TCW Core Fixed Income Fund, the TCW Global Bond Fund, and the TCW High Yield Bond Fund entered into Futures Contracts. The Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. the Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, and the TCW High Yield Bond Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at July 31, 2012 are listed in the Schedule of Investments.

Swap Agreements. The TCW Emerging Markets Income Funds, the TCW Enhanced Commodity Strategy Fund, and the TCW High Yield Bond Fund entered into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the nine months ended July 31, 2012, the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market; the TCW Emerging Markets Income Fund and the TCW High Yield Bond Fund utilized credit default swaps to manage daily liquidity as well as interest rate duration and/or credit market exposures. Swap agreements outstanding at July 31, 2012 are listed in each Fund’s Schedule of Investments.

Options. The Funds may enter into purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. The Funds had no open written option contracts during the period ended July 31, 2012.

Mortgage-Backed Securities: The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest receivable or payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a fund does not maintain liquid assets equal to the face amount of the contract. To guard against this deemed leverage, the Funds segregates cash and/or securities in an amount or value at least equal to the amount of these transactions.

Dollar Roll Transactions: The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the nine months ended July 31, 2012.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements: All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at July 31, 2012.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the nine months ended July 31, 2012.

Note 2 – Federal Income Taxes

At July 31, 2012, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$35,634	$(1,978)	$33,656	$994,961
TCW Emerging Markets Income Fund	198,754	(54,234)	144,520	4,256,542
TCW Emerging Markets Local Currency Income Fund	2,810	(6,289)	(3,479)	166,034
TCW Enhanced Commodity Strategy Fund	77	(20)	57	3,820
TCW Global Bond Fund	1,422	(113)	1,309	21,806
TCW High Yield Bond Fund	1,238	(1,279)	(41)	57,175
TCW Short Term Bond Fund	131	(24)	107	10,683
TCW Total Return Bond Fund	504,077	(179,055)	325,022	7,082,168

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at July 31, 2012.

Note 4 – Recently Issued Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting arrangements, to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013 and an entity should provide the disclosures required by the amendments retrospectively for all comparative periods presented. The Fund is in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

Note 5 – Subsequent Events

On August 9, 2012, Société Générale (“SocGen”) has signed a definitive agreement to sell SocGen’s interest in The TCW Group, Inc. (“TCW”) to The Carlyle Group (“Carlyle”), a global alternative asset manager, and to the management of TCW. Equity for the transaction will come from two Carlyle investment funds, as well as from TCW’s management. As a result of the transaction, TCW management and employees will increase their ownership in the firm to approximately 40% on a fully diluted basis. The transaction is expected to close in the first quarter of 2013.

The Advisor which is a wholly-owned subsidiary of TCW, does not anticipate that TCW’s sale will result in any change in the personnel engaged in the management of the Funds or any change to the investment objective or policies of the Funds. The Advisor’s continued service to the Funds after the transaction has closed is subject to the approval of a new investment advisory agreement by the Company’s Board of Directors and the shareholders of the Funds. Please watch for shareholder proxy materials, which are expected to be available later this year.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ Charles W. Baldiswieler
Charles W. Baldiswieler President and Chief Executive Officer

Date September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles W. Baldiswieler
Charles W. Baldiswieler President and Chief Executive Officer

Date September 18, 2012

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito Treasurer and Chief Financial Officer

Date September 18, 2012